    As filed with the Securities and Exchange Commission on April 30, 1997

                                                        Registration No. 2-25618
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM N-3

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Post-Effective Amendment No. 52  [X]
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. 28  [X]

                LINCOLN NATIONAL VARIABLE ANNUITY FUND A (GROUP)

                           -------------------------

                          [Exact Name of Registrant]

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                           -------------------------

                          [Name of Insurance Company]

     1300 South Clinton Street, P.O. Box 1110, Fort Wayne, Indiana  46801

                           -------------------------

    (Address of Insurance Company's Principal Executive Offices) (Zip Code) Insurance Company`s Telephone Number, including Area Code (219)455-2000

                           -------------------------

                             Jack D. Hunter, Esq.
                  The Lincoln National Life Insurance Company
                             200 East Berry Street
                           Fort Wayne, Indiana 46802
                    (Name and Address of Agent for Service)

                                   Copy to:

                                Mark L. Lezell
                        Porter, Wright, Morris & Arthur
                         1667 K Street, NW, Suite 1100
                           Washington, DC 20006-1605

                           -------------------------

It is proposed that this filing will become effective:

           immediately upon filing pursuant to paragraph (b) of Rule 485
---------
    X      on 4/30/97 pursuant to paragraph (b) of Rule 485
---------
           60 days after filing pursuant to paragraph (a)(i) of Rule 485
---------
           on            pursuant to paragraph (a)(i) of Rule 485
---------
           75 days after filing pursuant to paragraph (a)(ii) of Rule 485
---------
           on            pursuant to paragraph (a)(ii) of Rule 485.
---------

If appropriate, check the following box:

           this Post-Effective Amendment designates a
---------  new effective date for a previously filed Post-Effective Amendment.

               LINCOLN NATIONAL VARIABLE ANNUITY FUND A (GROUP)

                 POST-EFFECTIVE AMENDMENT NO. 52 ON FORM N-3

                            CROSS REFERENCE SHEET


N-3 Item    Description Per Form N-3          Caption in the Prospectus (Part A)
--------    ------------------------          ----------------------------------


1.          Cover Page                        Cover Page

2.          Definitions                       Special Terms

3.          Synopsis                          Expense Table; Synopsis

4.          Condensed Financial
            Information

            (a)  Per-Unit Table               Lincoln National Variable Annuity
                                              Fund A Per-Accumulation-Unit
                                              Income and Capital Changes

            (b)  Senior Securities            Not Applicable

            (c)  Money Market Accounts        Not Applicable

            (d)  Financial Statements         Financial Statements


5.          General Description of
            Registrant and Insurance
            Company

            (a)  Insurance Company            The Company

            (b   Registrant                   The Fund

            (c)  Investment Objectives        Investment Objectives and
                 and Policies of Registrant   Policies of the Fund

            (d)  Lesser Investment            Investment Objectives and
                                              Policies of the Fund

            (e)  Principal Risk Factors       Investment Objectives and
                                              Policies of the Fund; The
                                              Variable Annuity Contracts

6.          Management

            (a)  Board of Managers            The Fund

            (b)  Investment Adviser           Investment Management

            (c)  Other Management             Not Applicable
                 Services

            (d)  Certain Practices            Not Applicable


7.          Deductions and Expenses

            (a)  Describe Deductions          Charges and Deductions;
                                              Synopsis

            (b)  Sales Load                   Charges and Deductions;
                                              Synopsis

            (c)  Special Purchase Plans       Charges and Deductions;
                                              Synopsis

            (d)  Dealer Commissions           Not Applicable

            (e)  Registrant's Expenses        [See Response to Item 4(a)]

            (f)  Alternate Compensation       Not Applicable
                 to Investment Adviser

            (g)  Organizational Expenses      Not Applicable
                 of Registrant


8.          General Description of
            Variable Annuity Contract


            (a)  Persons Having Material      The Variable Annuity
                 Rights                       Contracts; Voting Rights

            (b)  Sub-Accounts                 Not Applicable

            (c)  Changes in Contract          The Variable Annuity
                 or Operations                Contracts; Voting Rights

            (d)  Contract Owner Inquiries     The Variable Annuity Contracts

9.   Annuity Period
     (a)   Material Factors             Accumulation Period; Annuity
                                        Period; Fund Valuation Procedure

     (b)   Annuity Commencement         Annuity Period
     Date

     (c)   Payment Frequency and        Annuity Period
     Duration

     (d)   Assumed Investment           Annuity Period
     Return

     (e)   Minimum Annuity Payment      Annuity Period

     (f)   Changes After                Annuity Period
     Annuitization


10.  Death Benefit

     (a)   Calculation                  Accumulation Period

     (b)   Forms of the Benefit         Accumulation Period

11.  Purchases and Contract
     Value

     (a)   Procedures for               The Variable Annuity Contracts;
     Purchasing Contract                Accumulation Period

     (b)   Factors Affecting            Accumulation Period; Fund
     Accumulation Unit                  Valuation Procedure
     Value

     (c)   Asset Valuation Method       Fund Valuation Procedure

     (d)   When Accumulation            Accumulation Period
     Units Are Credited

     (e)   Principal Underwriter        Not Applicable

12.  Redemptions

     (a)   How to Redeem                Accumulation Period; Synopsis

     (b)   O.R.P.                       Accumulation Period

     (c)   Delay in Redemption          Accumulation Period

     (d)   Involuntary Redemptions      Annuity Period

     (e)   Revocation Right             Synopsis

     (f)   Redemption in Kind           Not Applicable

13.  Taxes                              Federal Tax Status

14.  Legal Proceedings                  Not Applicable

15.  Table of Contents of the           Table of Contents of The State-
     Statement of Additional            ment of Additional Information
     Information                        (SAI)

16.  Cover Page                         Cover Page

17.  Table of Contents                  Table of Contents

18.  General Information
     and History

     (a)  Insurance Company Name        Not Applicable
     Change; Suspension of
     Sale

     (b)  Assets in the Sub-            Not Applicable
     Account

     (c)  Indirect Control              General Information and
                                        History of The Lincoln National
                                        Life Insurance Company

19.  Investment Objectives              Investment Objectives and
     and Policies                       Policies of the Fund
                                        [refers back to full disclosure]

20.  Management                         Management

21.  Investment Advisory
     and Other Services

     (a)   Control Relationship--       Investment Advisory and
     Investment Adviser                 Related Services [refers back to
                                        the Company and Investment Manage-
                                        ment, in the Prospectus]; General

                                      Information and History
                                      of The Lincoln National Life Insurance
                                      Company

     (b)  Services from               Investment Advisory and Other
     Investment Adviser               Services [refers back to Invest-
                                      ment Management, in the Prospec-
                                      tus]
21.
     (c)  Payment of Costs, Fees      Not Applicable

     (d)  Management-Related          Not Applicable
     Services

     (e)  Other Investment Advice     Not Applicable

     (f)  Distribution Expenses       Not Applicable

     (g)  Custodian                   Other Services

     (h)  Other Holder of Port-       Not Applicable
     folio Securities

     (i)  Affiliated Administrator    Management

22.  Brokerage Allocation

     (a)  Brokerage Commissions       Brokerage Allocation

     (b)  Affiliated Broker           Not Applicable

     (c)  Broker Selection            Brokerage Allocation

     (d)  Research Services           Not Applicable

     (e)  Purchase of Securities      Not Applicable

23.  Purchase and Pricing
     of Securities Being
     Offered

     (a)  How Securities are          Purchase and Pricing of Securities Offered
     Being offered [See Synopsis and
     The Variable Annuity Contracts,
     in the Prospectus]

     (b)  Calculation of              See Charges and Deductions,
     Sales Load                       in the Prospectus

     (c)  Valuation                   Purchase and Pricing of
                                      Securities Being Offered

     (d)  Crediting Purchase          See Accumulation Period,
     Payment                          in the Prospectus

     (e)  Redemption In Kind          Not Applicable

24.  Underwriters

     (a)-
     (c)  Underwriters

     (d)  Payments to Unaffili-       Not Applicable
     ated Underwriter

25.  Calculation of Yield             Not Applicable
     Quotations of Money
     Market Sub-Accounts

26.  Annuity Payments                 Purchase and Pricing of
                                      Securities Being Offered

27.  Financial Statements             Financial Statements

                               LINCOLN NATIONAL

                               VARIABLE ANNUITY

                                FUND A (Group)

             1300 South Clinton Street, Fort Wayne, Indiana 46802
                           Telephone: 1-800-348-1212

                       GROUP VARIABLE ANNUITY CONTRACTS

                                  ISSUED BY:

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

 The group variable annuity contracts offered by this prospectus are designed and offered: (a) for annuity purchase plans adopted by public school systems and Section 501(c)(3) organizations pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended ("Code"), (b) for qualified employee pension and profit-sharing trusts (described in Section 401(a) and tax exempt under Section 501(a) of the Code) and qualified annuity plans (described in Section 403(a) of the Code), including H.R.-10 plans, (c) for Individual Retirement Annuities and Accounts adopted by or on behalf of individuals pursuant to
Section 408 of the Code and (d) for Simplified Pension Plans pursuant to
Section 408(k) of the Code. Such qualified plans provide special tax treatment to participating employees and self-employed individuals and their beneficiaries. Contracts offered by this prospectus are also designed for governmental and charitable organizations deferred compensation plans meeting the requirements of Section 457 of the Code.

 The principal investment objective of Lincoln National Variable Annuity Fund A (the Fund) is the long-term growth of capital in relation to the changing value of the dollar. A secondary investment objective is the production of current income. The Fund seeks to accomplish these objectives by investing in equity securities, principally common stocks.

 Depending on the provisions of the plan, the Participant or Contract Owner may elect, if the plan so provides, that a portion (in multiples of 10%) of payments be applied by the Company to purchase fixed-dollar accumulation units under the variable annuity contract. However, unless reference is specifically made to fixed-dollar elements, this prospectus relates to variable elements under the Separate Account.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE FUND THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. PLEASE READ IT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

 ADDITIONAL INFORMATION ABOUT THE FUND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THAT STATEMENT OF ADDITIONAL INFORMATION (SAI), DATED APRIL 30, 1997, HAS BEEN INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND WILL BE PROVIDED ON REQUEST AND WITHOUT CHARGE. WRITE ANNUITIES CUSTOMER SERVICE, THE LINCOLN NATIONAL LIFE INSURANCE COMPANY, P.O. BOX 2340, FORT WAYNE, INDIANA 46801, OR CALL 1-800-348-1212. A TABLE OF CONTENTS FOR THE SAI APPEARS ON THE LAST PAGE OF THIS PROSPECTUS.

                                   ---------

                 THIS PROSPECTUS IS DATED APRIL 30, 1997
PR-AG

                               TABLE OF CONTENTS

                                                                            PAGE
Special Terms..............................................................   2
Expense Table..............................................................   3
Synopsis...................................................................   4
Per-Accumulation-Unit Income and Capital Changes...........................   5
Financial Statements.......................................................   5
The Company................................................................   5
The Fund...................................................................   6
Investment Objectives and Policies of the Fund.............................   6
Charges and Deductions.....................................................   7
Investment Management......................................................   9
The Variable Annuity Contracts.............................................  10
Accumulation Period........................................................  11
Annuity Period.............................................................  13
Fund Valuation Procedure...................................................  16
Federal Tax Status.........................................................  17
Voting Rights..............................................................  18
Other Annuity Contracts....................................................  19
Custodian..................................................................  19
State Regulation...........................................................  19
Table of Contents of the Statement of Additional Information (SAI).........  19

                                 SPECIAL TERMS

 As used in this prospectus the following terms have the indicated meanings. ACCUMULATION UNIT: A statistical device used to determine the value of an individual account prior to the commencement of annuity payments.
 ANNUITANT: The person on whose life or life expectancy the payments are based.
 ANNUITY: A series of payments for (a) life, (b) life with either a minimum number of payments or an ascertainable sum guaranteed, or (c) the joint lifetime of the Annuitant and another person and thereafter during the lifetime of their survivor.
 ANNUITY RATE PROMISE: The promise that the amount of annuity payments will not be affected by the fact that Annuitants live longer than expected.
 ANNUITY UNIT: A statistical device used to determine the amount of annuity payments.

 CONTRACT OWNER: The Annuitant, or other designated person, except in cases where a Contract is issued to a trustee of a trust or a custodian of a qualified pension or profit-sharing plan under Section 401(a) of the Code or of an Individual Retirement Annuity under Section 408 of the Code, or where a Contract is issued in connection with a deferred compensation plan pursuant to
Section 457 of the Code. In cases where the Contract is issued to such a trustee or custodian, as defined above, the Contract Owner is the trustee or custodian.
 FIXED-DOLLAR ANNUITY: An annuity with payments which remain fixed throughout the payment period and which do not reflect the investment experience of a separate account.
 PAYMENTS: Amounts paid to purchase an annuity by or on behalf of an Annuitant.

 PARTICIPANT: The individual participating in a qualified pension or profit-sharing plan pursuant to Section 401(a) of the Code, a deferred compensation plan pursuant to Section 457 of the Code, a tax deferred annuity pursuant to
Section 403(a) of the Code or a tax sheltered annuity pursuant to 403(b) of the Code.

 SEPARATE ACCOUNT: Assets set aside in a separate account by The Lincoln National Life Insurance Company with respect to payments received for the variable side of the contract offered by this prospectus and certain other annuity contracts and designated as Lincoln National Variable Annuity Fund A.

 TERMINATION AND SURRENDER: Surrender means redemption; the term redemption may be used interchangeably with surrender. The termination options permit redemption as set forth in Accumulation Period, below.
 VARIABLE ANNUITY: An annuity providing for payments varying in accordance with the changing values of securities held in a separate account.
 VARIABLE ANNUITY CONTRACT: An agreement between the Company and the Contract Owner providing a variable annuity.
PR-AG

                                 EXPENSE TABLE

CONTRACT OWNER TRANSACTION EXPENSES

                                                          SINGLE   PERIODIC
                                                         PREMIUM   PREMIUM
                                                         --------  --------
    Sales Load Imposed on Purchases (as a percentage of
     purchase payments)                                  2% + $50    4.25%
                                                         --------    ----
    Administrative Expense                                    $65    1.00%
                                                         --------    ----
    Minimum Death Benefit (if elected)                        .75%    .75%
                                                         --------    ----
ANNUAL EXPENSES (as a percentage of average net assets)
    Management Fees                                                   .32%
                                                                     ----
    Annuity Rate and Expense Risk Fees                               1.00%
                                                                     ----
       Total Annual Expenses                                         1.32%
                                                                     ----

EXAMPLE*

                                1 YEAR      3 YEARS     5 YEARS    10 YEARS
                              S. P. P. P. S. P. P. P. S. P. P. P. S. P. P. P.
                              ----- ----- ----- ----- ----- ----- ----- -----
At the end of the applicable
 time period, you would pay
 the following expenses on a
 $1,000 investment, assuming
 5% annual return on assets:  $147   $66  $173   $95  $202  $126  $287  $218

*The figures are the same, whether the Contract Owner holds the contract, surrenders it, or annuitizes. The expenses shown do NOT include charges for the minimum death benefit, since the purchase of that benefit is optional with the client. [S. P. = Single Premium; P. P. = Periodic Payment]

This table is provided to assist the Contract Owner in understanding the various costs and expenses that he or she will bear directly or indirectly. The table reflects expenses of operating both the Variable Annuity Contract and the Fund. For a more complete description of the various costs and expenses involved, see "Charges and Deductions" in this Prospectus. Premium taxes may also be applicable, although they do not appear in the table. THE "Example" SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. This table is unaudited.

PR-AG

                                   SYNOPSIS

WHAT ARE THE VARIABLE ANNUITIES BEING OFFERED?

 The variable annuity contracts offered by this prospectus are of two types: immediate annuities and deferred annuities. Deferred annuities may be purchased with a single payment or with periodic payments. Immediate annuities may only be purchased with a single payment.

WHO IS THE PRINCIPAL UNDERWRITER?
 The Lincoln National Life Insurance Company (the Company), a registered broker-dealer, is the principal underwriter. It makes contracts available through its registered representatives licensed to sell life insurance policies and annuity contracts.

INVESTMENT ADVISER--NATURE OF BUSINESS
 The Company, a stock life insurance company providing life insurance and annuities, serves as investment adviser to the Fund.

WHAT FEES ARE CHARGED TO THE FUND?
 For providing investment management services, the Company (the adviser) will make daily deductions aggregating .323% annually of the average daily value of the Fund. (See Investment Management, below.)

 Daily deductions of 1.002% annually of the average daily value of the Fund are also made for annuity rate and expense guarantees. (See Charges and Deductions, below.)

 In general, see Expense Table on page 3.

WHAT IS THE MAXIMUM SALES LOAD?
 The maximum sales load under a periodic payment contract is 4.49% of the net amount invested which is 4.25% of the offering price (gross payment received).

 Under a single payment contract, the maximum sales load is 3.9% of the net amount invested. The maximum sales load is 2% of the offering price (gross payment received) plus $50.

 There are provisions for reduced sales charges. (See Charges and Deductions, below.)

ADMINISTRATIVE EXPENSE CHARGES
 In addition to the maximum sales load described above, a charge is also deducted for administrative expenses. This charge is a maximum of 1% under periodic payment contracts; under single payment contracts, the charge is $65.

ARE THERE ANY OTHER DEDUCTIONS, CHARGES OR PENALTIES?
 If the minimum death benefit has been elected, an additional deduction of .75% is made from each purchase payment. Deductions are also made for any applicable premium taxes. If you withdraw contract value or surrender the contract before the annuity period begins, you may be subject to a penalty tax under Section 72(q) of the Code.

IS THERE A SHORT-TERM CANCELLATION RIGHT?
 Within 10 days after this contract is first received, it may be cancelled for any reason by delivering or mailing it to the agent through whom it was purchased or to the Home Office of the Company. Upon cancellation, this contract shall be void from the beginning and the Company will return the value of any payments made to the variable account (including the sales and administrative charge).

IS A MINIMUM INVESTMENT REQUIRED?
 Normally, under a periodic payment contract, the minimum amount of any scheduled purchase payment is $25 and the scheduled purchase payments must total at least $600 per year. Normally, under a single payment contract the minimum payment is $5,000.

INVESTMENT OBJECTIVES
 The principal investment objective of the Fund is the long-term growth of capital in relation to the changing value of the dollar. A secondary investment objective is the production of current income. (See Investment Objectives and Policies of the Fund, below.)

TYPE OF FUND

 The Fund is a segregated investment account of the Company, operated as an open-end, diversified management investment company.

REDEMPTION OR REPURCHASE PRICE
 Payments upon redemption will be made at the value of the account without any charge. (See Accumulation Period, below.)
PR-AG

                   LINCOLN NATIONAL VARIABLE ANNUITY FUND A
               PER-ACCUMULATION-UNIT INCOME AND CAPITAL CHANGES

          (For an accumulation unit outstanding throughout the year)

 The following per-unit income and capital changes table of the Fund has been derived from the financial statements of Lincoln National Variable Annuity Fund A which have been audited by Ernst & Young LLP, independent auditors. This table should be read in conjunction with the Fund's financial statements, notes and report of independent auditors included in the Statement of Additional Information. The information is for years ended December 31.

                           PER-ACCUMULATION-UNIT INCOME AND CAPITAL CHANGES

                           1996     1995    1994    1993    1992    1991    1990    1989    1988    1987
                          -------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Investment income.......  $  .267  $ .251  $ .217  $ .204  $ .206  $ .181  $ .146  $ .183  $ .150  $ .130
Expenses................     .139    .114    .095    .090    .083    .076    .064    .062    .053    .055
                          -------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net investment income...     .128    .137    .122    .114    .123    .105    .082    .121    .097    .075
Net realized and
 unrealized gain (loss)
 on investments.........    1.735   2.539   (.040)   .522   (.099)  1.402   (.102)   .786    .266    .156
                          -------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Increase (decrease) in
 accumulation unit
 value..................    1.863   2.676    .082    .636    .024   1.507   (.020)   .907    .363    .241
Accumulation unit value
 at beginning of year...    9.874   7.198   7.116   6.480   6.456   4.949   4.969   4.062   3.699   3.458
                          -------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 ACCUMULATION UNIT VALUE
  AT END OF YEAR........  $11.737  $9.874  $7.198  $7.116  $6.480  $6.456  $4.949  $4.969  $4.062  $3.699
                          =======  ======  ======  ======  ======  ======  ======  ======  ======  ======

                                                RATIOS

Ratio of expenses to
 average net assets.....     1.28%   1.28%   1.27%   1.27%   1.27%   1.27%   1.28%   1.28%   1.28%   1.30%
Ratio of net investment
 income to average net
 assets.................     1.17%   1.65%   1.75%   1.72%   2.01%   1.85%   1.72%   2.63%   2.49%   1.82%
Portfolio turnover rate.    49.94%  48.95%  64.09%  49.90%  70.97%  36.99%  59.57% 201.20% 178.95% 146.44%
Number of accumulation
 units outstanding at
 end of year (expressed
 in thousands)..........    8,462   9,569   9,908  11,538  12,742  14,185  16,554  19,522  22,564  26,247

                             FINANCIAL STATEMENTS

 Financial statements for the Fund and for the Company are in the Statement of Additional Information (SAI) for the Fund. To obtain a copy of the SAI, call or write to the source listed on page one of this Prospectus.

                                  THE COMPANY

 Lincoln Life was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services. The Home Office of the Company (principal business address) is located at 1300 South Clinton Street, Fort Wayne, Indiana. The Company's Home Office mailing address is P.O. Box 2340, Fort Wayne, IN 46801.
PR-AG

                                   THE FUND

 On September 16, 1966 the Board of Directors of the Company established a segregated investment account designated Lincoln National Variable Annuity Fund A (the Fund or Variable) in accordance with certain provisions of Indiana Insurance Law. The Fund is an open-end, diversified management investment company registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended (the 1940 Act).
 The present Board of Managers for the Fund has been elected by the Contract Owners (See Voting Rights, below.) A majority of these Members are persons who also otherwise interested persons of the Company as the term "interested persons" is defined in the 1940 Act. Members of the Board of Managers are also Directors of the following: Lincoln National Aggressive Growth Fund, Inc.; Lincoln National Bond Fund, Inc.; Lincoln National Capital Appreciation Fund, Inc.; Lincoln National Equity-Income Fund, Inc.; Lincoln National Global Asset Allocation Fund; Lincoln National Growth and Income Fund, Inc.; Lincoln National International Fund, Inc.; Lincoln National Managed Fund, Inc.; Lincoln National Money Market Fund, Inc.; Lincoln National Social Awareness Fund, Inc.; and Lincoln National Special Opportunities Fund, Inc. All of the foregoing are registered investment companies. The Board is responsible, among other things, for authorizing investment programs for the Fund, in accordance with the Fund's investment objectives and policies; for recommending to Contract Owners any appropriate changes to those objectives and policies; and for contracting for certain services necessary to the operation of the Fund.
 The Indiana law under which the Fund was established provides it shall not be chargeable with liabilities arising out of any other business which the Company may conduct and which has no specific relation to or dependence upon the Fund. Accordingly, the assets of the Fund will be held exclusively for the benefit of Participants in, and persons entitled to payment under, variable annuity contracts. Income, gains, and losses, whether or not realized, from assets allocated to the Fund are, in accordance with the applicable variable annuity contracts, credited to or charged against the Fund without regard to other income, gains, or losses of the Company. The assets of the Fund may not be charged with liabilities arising out of any other business of the Company. The obligations arising under the variable annuity contracts are obligations of the Company. The Fund is a "separate account" as that term is defined under the federal securities laws.
 The Company, in addition to serving as Investment Adviser for the Fund (See Investment Management, below), provides overall management of the Fund's business affairs, subject to the authority of the Board of Managers.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUND

 All investment objectives and policies shown below (except Restrictions 9 through 11) are fundamental and may not be changed without approval of Contract Owners casting a majority of the votes entitled to be cast (see Voting Rights, below).

OBJECTIVES

 1.The principal investment objective is the selection of investments for the long-term growth of capital in relation to the changing value of the dollar. Investments will be made with the objective of providing annuity payments which may tend to reflect changes in the value of the dollar. An additional but secondary investment objective is the production of current income.

 2. Income and realized capital gains will be reinvested.

 3. The Fund's assets will be kept fully invested except that (a) sufficient cash will be kept on hand to meet variable annuity contract payments and (b) reasonable amounts of cash or United States Government securities may be held for limited periods pending investment in accordance with investment policies.

 4. The Fund's assets will usually be invested in a portfolio of equity securities, mainly common stocks, diversified over industries and companies. Changes in such diversification may be made from time to time to take into account changes in the outlook for particular industries or companies. The investments of the Fund will not, however, be concentrated in any one industry, and no more than 25% of the Fund's assets will be invested in any one industry. Such diversification does not eliminate the risks inherent in the making of equity investments. The purchasing of common stocks may occur in rising or declining markets.

 Further, when the Board of Managers determines that investments of other types may be advantageous on the basis of combined considerations of risk, income and appreciation, investments may be made in bonds, notes or other evidences of indebtedness, issued publicly or placed privately, of a type customarily purchased for investment by institutional investors including United States Government securities. Such investments, if made, constitute a defensive policy. Such investments may, or may not, be convertible into stock or be accompanied by stock purchase options or warrants for the purchase of stock. Warrants are purely speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. A warrant, basically, is an option to purchase a given security within a specified period for a specified price. The prices of warrants do not necessarily move parallel to the price of the underlying securities.
PR-AG

RESTRICTIONS

 The investments of the Fund are subject to the provisions of the Indiana Insurance Law concerning earnings records, preferred stock coverage, self-dealing, real estate holdings and concentration.
 Loans will not be made, but the purchase of a portion of an issue of bonds, debentures or other securities publicly distributed or privately placed with financial institutions shall not be considered the making of a loan.
 The Fund will not:

  1. Invest more than 5% of the value of the Fund's assets in securities of any one issuer, except obligations of the United States Government and instrumentalities thereof.

  2. Acquire more than 10% of the voting securities of any one issuer.
  3. Borrow money except for temporary or emergency purposes in an amount up to 5% of the value of the assets.
  4. Underwrite securities of other issuers.
  5. Purchase or sell real estate as a principal activity. However, the right is reserved to invest up to 10% of the value of the assets of the Fund in real properties.
  6. Purchase commodities or commodity contracts.
  7. Make short sales of securities.
  8. Make purchases on margin, except for such short-term credits as are necessary for the clearance of transactions.
  9. Invest in the securities of a company for the purpose of exercising management or control.

 10. Place emphasis upon obtaining short-term trading profits, but it may engage in short-term transactions in the event that a change in economic conditions or a rapid appreciation or depreciation of stock prices occurs. See the Fund's portfolio turnover rates set forth in the Per-Accumulation-Unit Income And Capital Changes Table.) The securities markets in general have experienced volatility due to rapidly shifting economic trends. This volatility can affect turnover.
 11. Plan to make investments in securities of other investment companies. However, the right is reserved to make such investments up to a maximum of 10% of the value of the assets of the Fund, provided that not more than 3% of the total outstanding voting stock of any one investment company may be held.

SPECIAL RISKS

 Investments, if made, in any securities of the type which are privately placed with financial institutions and which cannot be sold to the public without prior registration of such securities with the SEC, will be limited in order that the total of such investments will not exceed 10% of the value of the Fund's assets. Such securities are commonly referred to as "restricted securities." Restricted securities may not be readily marketable and the Fund may not be able to dispose of its holdings in these securities at reasonable price levels if such securities are ever acquired. Furthermore, registration of restricted securities under the Securities Act of 1933 may be necessary if the Fund is to sell such securities publicly. Should a considerable period of time elapse between the time that a decision is made to sell restricted securities and the time when the Fund may be permitted to sell them publicly under an effective registration statement, adverse market conditions could develop with the result that the Fund might not be able to obtain as favorable a price as that prevailing at the time the decision to sell was made. During 1996 no restricted securities were held.

                            CHARGES AND DEDUCTIONS

DEDUCTION FROM PURCHASE PAYMENTS--SALES AND ADMINISTRATIVE EXPENSES

 Under periodic payment contracts, a deduction of 4.25% for sales expenses and 1% for administrative expenses is made from each purchase payment when received. Under single payment contracts, which contemplate that lump sum amounts under pension or retirement plans will be applied to the purchase of an annuity, the deduction from each purchase payment made on behalf of a Participant for sales and administrative expenses is 2% plus $50 for sales expenses and $65 for administrative expenses. In addition to periodic payments, the Contract Owner may make single payments on behalf of Participants. The deduction from such a payment made for a Participant is 2%.

 Administrative expenses include salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, office equipment, and stationery. The administrative charge is designed to cover the expense of administering these contracts, and the Company does not expect to realize a profit by virtue of this charge.

 These services are provided under a Sales and Administrative Services Agreement executed by the Company and the Fund. The Agreement continues in effect from year to year if approved at least annually by a majority of the Board of Managers who are not interested persons of the Company or the Fund, cast in person at a meeting called for the purpose of voting on such approval. PR-AG

 With respect to the regular Group Variable Annuity Contract, should the Company increase the combined sales and administrative expense charge, then, for existing holders of periodic payment contracts, the Company promises not to deduct more than 5.25% from any year's payment, as long as that payment is no more than twice the original year's payment. The excess will be charged at the higher rate. With respect to the Group Variable Annuity Deposit Administration Contract, should the Company increase the combined sales and administrative expense charge, then, for existing holders of periodic payment contracts, the Company promises not to deduct more than 5.25% from any of the payments made in the first 14 contract years immediately following the first contract year, as long as the payment in any of those 14 years is no more than twice the original payment. The excess will be charged at the higher rate. For both types of contracts, the deduction for sales and administrative expenses may be decreased by the application of experience rating credits.
 Deductions for sales and administrative expenses made from purchase payments applied to purchase fixed-dollar accumulation units are the same as those made from payments applied to the Separate Account.
 Over the actuarial life of the contracts issued by the Fund, the aggregate sales load is expected to exceed the aggregate distribution expenses associated with those contracts. To the extent that sales load does not exceed distribution expenses during the first year of those contracts, the Company pays those expenses out of its general assets. Aggregate sales load in years after the first exceeds aggregate distribution expenses in those years.

 For sales and administrative expenses, the Fund paid $12,259 in 1996, $12,796 in 1995 and $14,573 in 1994.

REDUCED CHARGES

 No sales or administrative expense charge is deducted from:
 1. Amounts transferred between the fixed and the separate account portions of contracts offered by this prospectus, if such transfers are permitted by the underwriting practices of the Company;
 2. Purchase payments under contracts offered by this prospectus to (a) Members of the Board of Managers and officers of the Fund, (b) directors, officers and full-time employees of the Company, if they spend more than 50% of their working time either (1) rendering investment advisory services to the Fund or supervising persons who spend more than 50% of their working time rendering such services, or acting in a position necessary for such persons to render such services, or (2) selling or offering for sale contracts of the Fund or supervising persons who spend more than 50% of their working time selling or offering such contracts for sale, or acting in a position necessary for such persons to sell or offer such contracts for sale, and (c) sales representatives of the Company, or to any trust, pension, profit-sharing, or other benefit plan for such persons, provided that each of the foregoing persons has acted as above described for not less than 90 days, and provided further that such sales are made with the written assurances of the purchaser that the purchase is made for investment purposes and that the contracts will not be resold except through redemption; and/or
 3. Payments under contracts offered by this prospectus to the owners of or beneficiaries under life insurance, endowment, or annuity contracts issued by the Company in cases where and to the extent that proceeds payable under such policies are applied to the purchase of contracts offered by this prospectus.

EXPERIENCE RATING CREDIT

 The variable annuity contracts are non-participating and do not share in the surplus of the Company; however, each variable annuity contract provides for experience rating. The experience rating credit will be determined annually on the basis of allocated costs compared with the amounts deducted for sales and administrative expenses. If such costs exceed the amount deducted, no additional deduction will be made from the Participant's individual account. If, however, the amount deducted for such expenses exceeds allocated costs, the Company, in its discretion, may allocate all, a portion on none of such excess as an experience rating credit.

 Credits will be applied without deduction of any amounts for sales or administrative expenses. Application of the credit will be made in one of two ways, as considered appropriate by the Company: (a) by a reduction in the amount deducted from subsequent purchase payments for sales and administrative expenses, or (b) by the crediting of a number of additional accumulation units or annuity units, as applicable, equal in value to the amount of the credit less any applicable premium taxes.

 During 1996, there were no experience rating credits paid. In years in which experience rating credits are granted, the granting of those credits in no way obligates the Company to grant such credits in ensuing years, as the Company retains sole discretion with respect to payment of experience rating credits.

DEDUCTION FROM PURCHASE PAYMENTS--MINIMUM DEATH BENEFIT

 An additional deduction of .75% is made from each purchase payment for the minimum death benefit, if such coverage has been elected. The Company anticipates that the sale of this death benefit will generate profits for it. (See Accumulation Period, below.)
PR-AG

DEDUCTION FROM PURCHASE PAYMENTS--PREMIUM TAXES

 Any applicable premium taxes are deducted from purchase payments in accordance with local law. Premium tax deductions are held in the General Account of the Company until paid to the appropriate state on a quarterly or annual basis. The balance of the payment less all deductions is placed in the Fund and credited to the Participant's individual account. The tax ranges from
 .5% (.005) to 4.0% (.04) of purchase payments.

DEDUCTION FROM AVERAGE DAILY VALUE OF THE FUND--ANNUITY RATE AND EXPENSE
PROMISES

 Although variable annuity payments will vary in accordance with the investment performance of the Fund, they will not be affected by adverse mortality experience or by an increase in the Company's expenses to an amount in excess of expense deductions provided for in the variable annuity contract. The Company assumes the risk that Annuitants as a class may live longer than expected and that expenses may be higher than the deductions for such expenses. In either case, the loss will fall on the Company. Conversely, if such reserves and deductions prove more than sufficient, the excess will be a profit to the Company.
 In return for the assumption of these risks, deductions aggregating 1.002% annually of the average daily value of the Fund are made consisting of .9% for annuity rates and .102% for expenses.
 By the terms of the variable annuity contracts, all periodic deductions and annuity rates are subject to certain modifications by the Company. (See The Variable Annuity Contracts, below.) However, in the case of deductions for investment advisory services, such deductions may only be modified by a majority vote of Contract Owners.

DEDUCTION FROM AVERAGE DAILY VALUE OF THE FUND--INVESTMENT ADVISORY FEES

 For providing investment advisory services to the Fund, the Company makes deductions aggregating .323% annually of the average daily value of the Fund. (See Investment Management, below.) The Fund paid investment advisory fees of $345,624 in 1996, $288,545 in 1995 and $272,740 in 1994.

                             INVESTMENT MANAGEMENT

 The Company has been registered under the Investment Advisers Act of 1940 since 1967, and it serves as investment adviser of the Fund. (See The Company, above, for a description of the Company; and Management, in the SAI, for affiliated persons.) Investment management services are provided under an Investment Management Services Agreement executed by the Company and the Board of Managers. The Agreement continues in effect from year to year if approved at least annually by a majority of the Board of Managers, who are not interested persons of the Company or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and by either (a) the Board of Managers, or (b) a majority vote of all Contract Owners.
 The Agreement may be terminated at any time without penalty on 60 days' written notice to the Company by the Board of Managers or by a majority vote of all Contract Owners. The Company may not terminate the Agreement without the prior approval of a new investment advisory agreement by a majority vote of all Contract Owners. In the event of assignment, the Agreement will terminate.
 In performing investment management services, the Company continuously provides the Board of Managers with an investment program for its consideration. Upon approval of such an investment program by the Board of Managers, the Company executes the program by placing orders for the purchase or sale of the assets of the Fund.
 A "sub-advisory agreement" is in force between the Company and Vantage Global Advisors, Inc. ("Vantage"), a Delaware corporation. Under it, Vantage may perform some, or substantially all, of the investment advisory services required by the Fund. However, the Company remains primarily responsible for investment decisions affecting the Fund, and no additional compensation from the assets of the Fund is assessed as a result of that agreement.
PR-AG

                        THE VARIABLE ANNUITY CONTRACTS

ANNUITY PROMISE

 The variable annuity contract includes the Company's promise that variable payments will be made for the lifetime of the Annuitant (commencing on the selected annuity date) based upon mortality assumptions contained in the contract and annuity option selected, regardless of the actual mortality experience among the Annuitants. That is, while annuity payments are based on life expectancies, Annuitants will nevertheless continue to receive annuity payments if they live longer than expected. Annuity payments will not be affected by an increase in the Company's expenses.

PURCHASE OF CONTRACTS

 Two types of Group Variable Annuity Contracts are covered by this prospectus:
 1. Under the regular Group Variable Annuity Contract, payments are allocated to the accounts of individual Participants. Each Participant under the regular Group Variable Annuity Contract receives a certificate which summarizes the provisions of the group contract and evidences participation.
 2. The Group Variable Annuity Deposit Administration Contract is designed for use with defined benefit pension plans and defined benefit H.R.-10 plans.
 In each case, the group contract is issued to the Contract Owner. The payments are added to a single account for the contract.
 Persons wishing to become Participants under a group contract must complete application forms to be forwarded to the Home Office of the Company for its acceptance. Upon acceptance, certificates are prepared and forwarded to the Participant.
 An initial purchase payment will be priced not later than two business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete upon receipt. The Company may retain the purchase payment for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within five days, the applicant will be informed of the reasons for the delay and the purchase payment will be returned immediately unless the applicant specifically consents to the Company retaining the purchase payment until the application is made complete. Thereafter, this initial purchase payment must be priced within two business days.
 Certain significant provisions of the contracts are discussed in the following sections.

MODIFICATION OF CONTRACT

 The variable annuity contract cannot be modified by the Company except with approval of the Contract Owner (which is the employer or a trustee in the case of group variable annuity contracts) until it has been in force for at least three years. Further, no modifications can affect retired Participants in any manner without their written consent, unless such modification is deemed by the Company to be necessary to give the Contract Owner or Participants the benefit of federal or state statutes or Treasury Department rules or regulations. Moreover, under the regular Group Variable Annuity Contract, the annuity rate promise, expense promise, and the deductions applicable at the time of a Participant's entry into the plan will continue to apply for all purchase payments made on his or her behalf, up to a maximum payment in any year equal to 200% of the amount paid in the first year of participation. The portion of the purchase payments in excess of such maximum will receive the benefit of the promises applicable to new entrants into the plan in the year such excess is first received by the Company, and these promises will continue to apply if the increased payment is continuously made.
 Under the Group Variable Annuity Deposit Administration Contract, the annuity rate promise, expense promise and the deductions applicable at issue will continue to apply for all payments made during the first 15 contract years up to a maximum payment in any year equal to 200% of the amount paid in the first contract year. The portion of the purchase payments in excess of such maximum will receive the benefit of the promises applicable to new contracts in the year such excess is first received by the Company and these promises will continue to apply if the increased payment is continuously made during the first 15 contract years. The Company has not found it necessary in the past to change the annuity rate promise, expense promise, or the deductions applicable at the time of a Participant's entry into the plan.
 Notwithstanding the above, the Company reserves the right to unilaterally modify this variable annuity contract to comply with federal and state laws.

ASSIGNMENT

 Unless contrary to applicable law, assignment of variable annuity contracts or participant's individual accounts thereunder is prohibited.

PR-AG

PURCHASE LIMITS

 Normally, under a periodic payment contract, the minimum amount of any scheduled purchase payment is $25 per Participant and the scheduled purchase payments must total at least $600 per year per Participant. Normally, under a single payment contract, the minimum payment is $5,000 for any one Participant.

REINVESTMENT PRIVILEGE

 The Contract Owner or a Participant may elect to make a reinvestment purchase with any part of the proceeds of a total or partial liquidation of the contract without any deductions by the Company. Such election must be made within 30 days of the date of such liquidation and the purchase must be of a contract covered by this prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax favored status under an arrangement for which the contracts offered by this prospectus are designed (see Synopsis, above). The number of Accumulation Units which will be credited upon reinvesting the funds will be based on the value of the Accumulation Unit(s) the next time such value is computed following receipt of the proceeds and request for reinvestment at the Company's Home office. This reinvestment privilege may be utilized only once with respect to any Contract Owner or Participant. For tax reporting purposes, a liquidation and subsequent reinvestment purchase will be treated by the Company as separate transactions. Prior to a liquidation or subsequent reinvestment purchase, a tax adviser should be consulted by the Contract Owner or Participant.

GENERAL RISK FACTORS

 Variable annuities are designed to provide Participants with payments which will tend to reflect changes in the cost of living. The Company seeks to accomplish this objective by providing a medium for investment in equity securities accompanied by annuity promises. There is no assurance that this objective will be attained.
 Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. There has, however, been no exact correlation, and for some periods the prices of securities have declined while the cost of living was rising.
 The value of the investments held in the Fund fluctuates daily and is subject to the risks of changing economic conditions as well as the risks inherent in the ability of management to anticipate changes in such investments necessary to meet changes in economic conditions.
 There is no assurance that the value of a Participant's individual account during the years prior to retirement or that the aggregate amount of the variable annuity payments received during the years following the commencement of annuity payments will equal or exceed the payments made on behalf of a Participant. Neither is there assurance that the value of an unallocated fund's contract will equal or exceed the payments made to this account. The policy of investment in common stocks may be maintained in both rising and declining markets.

CONTRACT OWNER INQUIRIES

 The obligations to purchasers under the Variable Annuity Contracts are those of the Company. Inquiries from Contract Owners should be directed to the Company at 1-800-348-1212.

                              ACCUMULATION PERIOD

ACCUMULATION UNITS

 Under the regular Group Variable Annuity Contract, the purchase payments made with respect to a Participant, less deductions, are credited to the account of the Participant in the form of Accumulation Units. Under the Group Variable Annuity Deposit Administration Contract, net payments are credited to the account of the Contract Owner. The number of Accumulation Units credited to an account is determined by dividing the net purchase payment by the value of an Accumulation Unit when the net purchase payment is received, if received prior to the close of trading on the New York Stock Exchange and by the value computed on the next trading day, if received thereafter. (See Fund Valuation Procedure, below.) Crediting of Accumulation Units may be delayed on payments received which cannot be identified or allocated to a specific Participant's Individual account.

 The number of Accumulation Units so determined shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit will vary in amount depending upon the investment experience of the Fund.
PR-AG

VALUE OF PARTICIPANT'S ACCOUNT

 The value of a Participant's individual account at any time prior to the commencement of annuity payments or the value of a Contract Owner's account can be computed by multiplying the total number of Accumulation Units by the current Accumulation Unit value. The Participant bears the investment risk, that is, the risk that market values may decline. There is no assurance that the value of the Participant's individual account will equal or exceed the payments made on his or her behalf. Each Participant is advised annually of the number of Accumulation Units credited to his or her account, the current Accumulation Unit value, and the total value of the account.

DEATH BENEFIT BEFORE RETIREMENT

 If the Annuitant dies prior to the commencement of benefit payments, death proceeds payable will be the value of the person's account determined as of the valuation date coincident with or next following the date written notice of death is received by the Company.

 If minimum death benefit coverage has been elected, the variable annuity contract will contain a promise that in the event of the death of the Participant prior to the commencement of benefit payments, death proceeds payable will be the greater of (a) the value of the Participant's account determined as of the valuation next following receipt of written notice of death by the Company or (b) in the event of such death prior to the Participant's 65th birthday, 100% of the total purchase payments made on behalf of the Participant minus a proportionate reduction for any partial withdrawals of the value of the Participant's account. Payment of death proceeds will be made within seven days of receipt of such notice.

DEATH OF CONTRACT OWNER

 If the owner of a non-qualified contract dies before annuity payments have begun, then in accordance with the provisions of Section 72(s) of the Code, the Cash Surrender Value (proceeds) of the Contract will be paid as follows:
(i) Upon the death of a non-annuitant owner, the proceeds shall be paid to any surviving joint or contingent owner(s); (ii) If no joint or contingent owner has been named, then the proceeds shall be paid to the annuitant named in the contract.

 If the decedent owner or joint owner is also the Annuitant, then the death will be treated as death of the Annuitant subject to the provisions of this Contract regarding death of annuitant. If the recipient of the proceeds is the surviving spouse of the Contract Owner, the Contract may be continued in the name of the spouse as owner.
 In accordance with Section 72(s), any distribution must be paid within 5 years of the death of the owner unless the beneficiary begins receiving, within one year of the Contract Owner's death, the distribution in the form of a life annuity or an annuity for a period certain not exceeding the beneficiary's life expectancy.

JOINT/CONTINGENT OWNERSHIP

 If a joint owner is named in the application, such joint owners shall be treated as having equal undivided interests in the Contract. Either owner, independent of the other, may exercise any ownership rights in this Contract. A contingent owner cannot exercise any ownership rights in this Contract while the Contract Owner is alive.

SURRENDER OF CONTRACT

 The Contract Owner, if the plan so provides, has the right to surrender in whole or in part at any time prior to the commencement of the annuity period. The Contract Owner must submit a written request for surrender to the Company's Home Office. The Contract Owner will receive the value of that portion of the account surrendered computed as of the valuation time coincident with or next following the date of surrender, and payment will be made within seven days after the date of surrender. (For federal income tax consequences of a surrender for cash, see Federal Tax Status, below and in the SAI.) [Note: however, special restrictions on surrenders and withdrawals now apply if your Contract was purchased as part of a retirement plan of a public school system or tax-exempt institution under Section 403(b) of the Code.
Section 403(b) prohibits the withdrawal of post-1988 contributions pursuant to a salary reduction agreement (within the meaning of Section 402(g)(3)(c) of the Code), and earnings thereon, from a 403(b) contract except in the event the participant: 1) attains age 59 1/2; 2) separates from service; 3) dies; 4) becomes totally and permanently disabled; or 5) experiences financial hardship (in which event the income attributable to such contributions may not be withdrawn). Pre-1989 contributions and earnings through December 31, 1988, are not subject to the above restrictions.
PR-AG

 Payment of any termination value may be postponed (a) when the New York Stock Exchange is closed other than customary weekend and holiday closing or during which trading on the New York Stock Exchange is restricted; (b) for any period during which an emergency exists as a result of which (1) disposal of securities in the Fund is not reasonably practicable or (2) it is not reasonably practicable to determine the value of the Fund's net assets or (c) for such other periods as the SEC may by order permit for the protection of the Participants.
 For contracts issued in connection with qualified employee pension and profit-sharing trust and qualified annuity plans including H.R.-10 trusts of plans covering self-employed individuals and their employees and certain tax deferred annuity plans, termination options will be as stated in the trust or plan, and the terms of the trust or plan applicable to the Participant should be consulted for limitations on early surrender or payment. (See Federal Tax Status, below and in the SAI.)
 For all other contracts, upon termination of payments on the Participant's behalf and prior to the commencement of annuity payments, a Participant will have the following options:
 1. A Participant may have his or her individual account applied to provide fixed or variable annuity payments or a combination thereof commencing immediately under the selected annuity option. (See Annuity Period, below.)

 2. A Participant may surrender the whole or any portion of his or her individual account by submission of a written request for surrender and the certificate to the Company's Home Office, and receive the value of the account computed as of the valuation time coincident with or next following the date of surrender. Payment will be made within seven days after the date of surrender. If the payment of a surrender value results in reduction of the Company's state premium tax liability, the amount payable will include the lesser of (a) the amount by which the Company's premium tax liability is reduced or (b) the amount previously deducted from purchase payments for premium taxes on the contract being surrendered.
 3. The Participant may leave his or her individual account in force under the group contract and the account will continue to participate in the investment results of the Fund. When the originally selected retirement date arrives, the Participant will begin to receive annuity payments under the selected option. (See Annuity Period, below.) At any time in the interim, the Participant can surrender his or her individual account in accordance with (2.) above.
 If the Participant becomes an employee of another employer or a member of an association which has a similar variable annuity contract in force with the Company, the Participant may transfer his or her individual account to the other contract.
 A Participant may also purchase an individual variable annuity contract of the type then being issued by the Company, if any, upon making such payments as may then be required.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

 Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon: (1) termination of employment in all institutions as defined in Texas law, (2) retirement, or (3) death. Accordingly, a participant in the ORP will be required to obtain a certificate of termination from his or her employer before he or she can redeem his or her account.

                                ANNUITY PERIOD

ASSUMED INVESTMENT RATE (AIR)

 Variable annuity contracts providing for deferred annuities contain a table of annuity rates based on an AIR of 3.5% per year. The Company will permit the Contract Owner to select an AIR permitted by state law or regulations as follows: 3.5%, 4.5%, 5% or 6%. These AIRs are used merely to determine the first monthly payment for each $1,000 of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Fund.
 The choice of the AIR affects the pattern of annuity payments. A higher AIR will produce a higher initial payment but a more slowly rising series of subsequent payments (or a more rapidly falling series of subsequent payments) than a lower AIR.
 The objective of a variable annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment rate of the Fund equals the AIR during periods of stable prices. Subsequent payments will be smaller than, equal to or greater than the first payment depending upon whether the actual net investment rate is smaller than, equal to or greater than the AIR.
PR-AG

 The following table shows the Annuity Unit values at each year end for the different AIRs:

                              Annuity Unit Values
                            Assumed Investment Rate

              DECEMBER 31          3.5%              4.5%              5%                6%
              -----------         -----             -----             -----             -----
                 1987             1.834             1.508             1.368             1.127
                 1988             1.946             1.584             1.431             1.168
                 1989             2.300             1.855             1.667             1.348
                 1990             2.175             1.739             1.556             1.247
                 1991             2.565             2.031             1.809             1.436
                 1992             2.705             2.120             1.878             1.476
                 1993             2.870             2.227             1.964             1.529
                 1994             2.805             2.156             1.892             1.459
                 1995             3.718             2.830             2.472             1.888
                 1996             4.268             3.218             2.797             2.117

RETIREMENT DATE; FORM OF ANNUITY

 A Participant or Contract Owner in accordance with the plan, selects a retirement date, typically not later than age 75, and an annuity option-- either of which may be changed at any time prior to 30 days before the date upon which annuity payments are to commence--except that contracts issued under plans qualified under Section 401(a) pursuant to qualified annuity plans under Section 403(a) of the Code, including H.R.-10 plans, or plans pursuant to Section 408, provide for annuity payments to commence at the date and under the option specified under the plan. The contract provides four optional annuity forms described below, each of which may be selected on either a fixed annuity or variable annuity basis, or a combination thereof. The allocation between fixed and variable may be changed at any time prior to 30 days before the date on which payments are to commence. Amounts applied to the purchase of a fixed-dollar annuity will not participate in the investment experience of the Fund. If an election has not been made otherwise, the option with 120 monthly payments guaranteed will be effective, except in those cases in which a joint and survivor annuity payout is required by law.
 In such instance, the accumulated amount in the Fund will be applied to provide variable annuity payments under such option and any amount accumulated for a fixed annuity will be applied to provide fixed annuity payments under such option. In such cases, the minimum first monthly payment required on the new basis is $25, or $25 on each basis if a combination of fixed and variable payments is elected. If at any time the payments are or become less than $25, the Company has the right to change the frequency of payment to intervals that will result in payments of at least $25.
 While the contracts contain no provision under which an Annuitant or a beneficiary may surrender his or her contract (see Accumulation Period, above) and receive a lump-sum settlement in lieu thereof once annuity payments have commenced, the Company has undertaken to honor any request for a surrender of the remaining value of a contract in any case in which annuity payments are being made under a form of annuity not involving life contingencies. This applies to Option 2 when annuity payments are being continued during the remainder of the guaranteed period to the beneficiary designated by the Participant.

OPTIONAL ANNUITY FORMS

 OPTION 1--LIFE ANNUITY

 An annuity payable monthly during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant. This option offers the maximum level of monthly payments since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the Annuitant to receive no annuity payment if he or she died prior to the due date of the first annuity payment, one annuity payment if the Annuitant died before the second annuity payment date, etc.

 OPTION 2--LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS GUARANTEED

 An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, payments have been made for less than 120, 180 or 240 months as elected, annuity payments will be continued during the remainder of such period to the beneficiary designated by the Participant. If the beneficiary dies while receiving annuity payments, the present value of the current dollar amount of the remaining guaranteed number of annuity payments, computed on the basis of the AIR, shall be paid in one sum to the estate of the beneficiary.

PR-AG

 OPTION 3--UNIT REFUND LIFE ANNUITY

 An annuity payable monthly during the lifetime of the Annuitant with the guarantee that upon death a payment will be made of the value of the number of Annuity Units equal to the excess, if any, of (a) the total amount applied under this option divided by the Annuity Unit Value for the date annuity payments commence over (b) the Annuity Units represented by each payment to the Annuitant multiplied by the number of payments paid prior to death. The value of the number of Annuity Units is computed on the date the Home Office receives written notice of the annuitant's death, provided that if notice is not received prior to the close of trading at the New York Stock Exchange on such date computation shall be made on the first trading date thereafter.
 For example, assume that $10,000 is applied under this option. Further assume that the Annuity Unit value for the annuity commencement date is $2 and the first monthly payment due the Annuitant is $61. This means that the Annuitant has 5,000 Annuity Units credited to his or her account ($10,000 divided by $2 per unit) as of the annuity commencement date and that each monthly payment received by the Annuitant will be equal to the monetary value, at the time paid, of 30.5 units ($61 first monthly payment divided by $2 per unit). Assume the Annuitant receives 10 monthly payments and then dies. Prior to death, the Annuitant was paid the value of 305 units (30.5 per month X 10 months). The beneficiary is entitled to the value in one sum of 4,695 Annuity Units (5,000 units initially less 305 units already valued and paid). If the value of an Annuity Unit is $2.05 on the relevant valuation date, the cash payment to the beneficiary will be $9,624.75 (4,694 remaining units X unit value of $2.05).

 OPTION 4--JOINT AND SURVIVOR ANNUITY

 An annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor.
 Other annuity options may be provided if agreed upon by the Company and the Contract Owner. If any such option involves the deferral of annuity payments, the Annuitant shall have the right to surrender his contract at any time during the period of deferral. The mortality and expense risk charge and the charge for administrative services will be assessed on all annuity options, including those that do not have a life contingency and thus no mortality risk.

FIRST MONTHLY ANNUITY PAYMENT

 Under the regular Group Variable Annuity Contract, when annuity payments are to commence, the value of the Participant's individual account is determined as the product of the value of an Accumulation Unit on the 14th day prior to the date the first annuity payment is due and the number of Accumulation Units credited to the Participant's account as of the date annuity payments commence.
 The contract contains tables indicating the dollar amount of the first monthly payment under each optional form of annuity for each $1,000 of value applied. The first monthly payment varies according to the form of annuity selected (see the descriptions above) and the adjusted age of the Annuitant.
 The contract contains a formula for determining the adjusted age, and the tables are determined from the Progressive Annuity Table assuming births in the year 1900 and an AIR of 3.5% per year. The total first monthly annuity payment is determined by multiplying the value of the Participant's individual account (less any applicable premium taxes not previously deducted) by the amount of the first monthly payment per $1,000 of value from the tables in the contract.
 If a greater first monthly payment would result, the Company will compute the first monthly payment using an annuity rate based on the same mortality table as is used in determining such payments under group variable annuity contracts then being issued for a similar class of Annuitant.
 Under the Group Variable Annuity Deposit Administration Contract, upon written notice by the Contract Owner that annuity payments are to commence, the Company shall determine as of the 14th day prior to the date the first annuity payment is due, the amount necessary to provide the annuity specified in the Plan. This amount is determined by dividing the annuity specified in the Plan by the amount of the first monthly payment per $1,000 of value from the tables in the contract and adding any applicable premium taxes not previously deducted. The number of Accumulation Units to be removed from the Contract Owner's unallocated account and used to purchase an annuity and pay any applicable premium tax is determined by dividing the amount determined as described in the preceding sentence by the Accumulation Unit value for the 14th day prior to the date the first annuity payment is due. If the annuity specified in the plan can be obtained at a lower cost to the Contract Owner by using the same mortality table as is used in determining payments under group variable annuity contracts then being issued by the Company for a similar class of Annuitants, it will be done.

PR-AG

SUBSEQUENT MONTHLY ANNUITY PAYMENTS

 The amount of the first monthly annuity payment is divided by the value of an Annuity Unit for the valuation period in which the payment is due to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the annuity period, and in each subsequent month, the dollar amount of the annuity payment is determined by multiplying this fixed number of Annuity Units by the then value of an Annuity Unit.

                           FUND VALUATION PROCEDURE

VALUATION DATE

 A valuation date is any date on which the New York Stock Exchange is open for trading. On any date other than a valuation date, the Accumulation Unit value or the Annuity Unit value will be the same as that on the next following valuation date.

VALUATION PERIOD

 The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the New York Stock Exchange is open for trading and ending at the close of such trading on the next Valuation Date.

ACCUMULATION UNIT VALUE

 The value of an Accumulation Unit was set at $1 effective March 1, 1967. The value of an Accumulation Unit on the last day of any subsequent valuation period is determined by multiplying such value on the last day of the prior valuation period by the net investment factor for the current valuation period. Accumulation Units will be valued daily, as of the close of trading on the New York Stock Exchange.

ANNUITY UNIT VALUE

 The value of an Annuity Unit for the valuation period ending March 1, 1967 was established at $1. The value of the Annuity Unit for any subsequent valuation period is determined by multiplying the value for the immediately preceding valuation period by the product of (a) the net investment factor for the valuation period containing the 14th day prior to the last day of the current valuation period and (b) a factor to neutralize the AIR built into the annuity tables contained in the contract which is not applicable as actual net investment income is credited instead.
 The value of an Annuity Unit on any date upon which the New York Stock Exchange is closed is its value on the next succeeding valuation date. The net investment factor for the 14th day prior to the current valuation date is used in calculating the value of an Annuity Unit in order to permit calculation of amounts of annuity payments and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least 3 days before the due date.

NET INVESTMENT FACTOR

 The net investment rate for any valuation period is equal to the gross investment rate expressed in decimal form to 8 places less a deduction of the product of .00363% (1.325% on an annual basis; deduction for providing investment management, annuity rate promises and expense promises) and the number of days in the valuation period.

 The gross investment rate is the quotient of two factors, "a" and "b." "a" is equal to investment income for the valuation period, plus capital gains, minus capital losses and taxes (see Federal Tax Status, below and in the SAI.) "b" is equal to the value of the Fund at the beginning of the valuation period. "a" is divided by "b" to yield the gross investment rate. The gross investment rate may be positive or negative.
 The net investment factor for the Fund is 1.0 plus the net investment rate for the period. (See Purchase and Pricing of Securities Being Offered, in the SAI, for an illustration of the method of calculation of Accumulation Unit value and Annuity Unit value.)

VALUING THE FUND'S ASSETS

 In determining the value of the assets of the Fund, each security traded on a national securities exchange is valued at the last reported sale price on the valuation date. If there has been no sale on such day, then the value of such security is taken to be the average of the reported bid and asked prices at the time as of which the value is being ascertained.
PR-AG

 Any security not traded on a securities exchange but traded in the over-the-counter market is valued at the average of the quoted bid and asked prices on the valuation date. Securities, including restricted securities, if any, or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Managers.

                              FEDERAL TAX STATUS

 The following is a general discussion of the federal income tax rules applicable with respect to the Contracts as of the date of the Prospectus. Further information is provided in the Statement of Additional Information
(SAI). NEITHER THESE DISCUSSIONS NOR THOSE IN THE SAI ARE INTENDED AS TAX ADVICE. This section does not discuss the federal tax consequences resulting from every possible situation, nor does it discuss any applicable state, local or foreign tax laws. Prior to the purchase of a Contract, a prospective purchaser should consult a competent tax adviser.

GENERAL

 The operations of the Fund form a part of, and are taxed with, the operations of the Company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, the Company does not anticipate that it will incur any federal income tax liability attributable to the Fund, and therefore the Company does not intend to make provision for any such taxes. However, if the Company determines that it may be taxed on income or gains attributable to the Fund or certain types of Contracts, then the Company may impose a charge against the Fund (with respect to some or all Contracts) in order to provide for payment of such taxes.

QUALIFIED CONTRACTS

 The Contracts may be purchased in connection with the following types of tax-favored retirement plans: (1) annuity contracts purchased for employees by public school systems and Section 501(c)(3) organizations, qualified under
Section 403(b) of the Code; (2) pension and profit-sharing plans of self-employed individuals ("H.R.10" or "Keogh" plans) or corporations, qualified under Section 401(a) or 403(a) of the Code; (3) individual retirement annuities, qualified under Section 408 of the Code; (4) deferred compensation plans of state or local governments and tax-exempt organizations, qualified under Section 457 of the Code; and (5) simplified employee pension plans, qualified under Section 408(k) of the Code. Participants under such plans, as well as Contract Owners, annuitants and beneficiaries, should be aware that the rights of any person to any benefits under such plans may be subject to the terms, conditions and limitations of the plans themselves, regardless of the terms and conditions of the Contracts. Purchasers of Contracts for use with any qualified plan, as well as plan participants and beneficiaries, should consult counsel and other competent advisers as to the suitability of the Contracts to their specific needs, and as to applicable Code limitations and tax consequences.
 The tax rules applicable to these plans, including restrictions on contributions and benefits, taxation of distributions, and any tax penalties, vary according to the type of the plan and its terms and conditions. Generally, in the case of a distribution under a Contract purchased in connection with these plans (other than plans qualified under Section 457 of the Code), the amount received is taxable only to the extent it exceeds the "investment in the contract." The "investment in the contract" equals the portion of plan contributions invested in the Contract that was not excluded from the individual's gross income, and may be zero. Special favorable tax treatment may be available for lump sum distributions, and partial or total distributions that are "rolled over" to other retirement programs within 60 days of receipt. Adverse tax consequences may result from excess contributions, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that commence later than dates specified by the Code, distributions in excess of a specified annual amount, and in certain other circumstances.

MULTIPLE CONTRACTS

 All non-qualified contracts entered into after October 21, 1988, and issued by the same insurance company (or its affiliates) to the same contract owner during any calendar year will be treated as a single contract, for tax purposes.

WITHHOLDING

 Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, may be provided the opportunity to elect not to have tax withheld from distributions. Distributions from Section 457 plans are subject to the general wage withholding rules. Under the Unemployment Compensation Amendments of 1992 ("UCA"), twenty percent (20%) income tax withholding may apply to "eligible rollover distributions." All taxable distributions from qualified plans (other than plans qualified under Section 408 of the Code) and Section 403(b) annuities are "eligible
PR-AG
rollover distributions," except (1) annuities paid out over life or life expectancy, (2) installments paid for a period spanning ten years or more, and
(3) required minimum distributions. The UCA imposes a mandatory twenty percent (20%) income tax withholding on any eligible rollover distribution that the holder does not elect to have paid in a direct rollover to another qualified plan, Section 403(b) annuity, or individual retirement account.

                                 VOTING RIGHTS

 When a meeting is to be held, the Rules and Regulations of the Fund specify a quorum as 25% of the Contract Owners entitled to vote at an annual or special meeting. Therefore, less than a majority of those entitled to vote could take action which is not prohibited by law which could affect other Contract Owners' rights.
 The number of votes which a Contract Owner may cast for Participants in the accumulation period is equal to the number of Accumulation Units under the contract. For Annuitants receiving annuity payments, the Contract Owner may cast the number of votes equal to (a) the amount of assets established in the Fund to meet the annuity obligations related to such Annuitants divided by (b) the value of an Accumulation Unit. The amount of the assets established in the Fund for an Annuitant receiving annuity payments will decrease as annuity payments are made.
 Since assets are maintained in the Fund with respect to other contracts than those offered by this prospectus, Contract Owners under such other contracts are also entitled to vote. The number of votes which they are entitled to cast is computed in the same manner as for Contract Owners of the variable annuity contracts offered by this prospectus.
 The number of votes each Contract Owner may cast shall be determined as of a date to be chosen by the Board of Managers within 90 days of the date of the meeting, and at least 20 days' written notice of the meeting will be given. To be entitled to vote, a Contract Owner must have been an owner on both the date as of which the number of votes was determined and the date of the written notice.
 During the accumulation period, a Participant under a group contract with respect to which assets are maintained in the Fund or an employee covered by an individual contract issued in connection with an H.R.-10 plan or pursuant to Section 403(b) of the Internal Revenue Code will have the right to instruct the Contract Owner with respect to the votes attributable to his or her individual account, and a Participant under a group contract or an employee covered by an individual contract issued pursuant to a qualified employee pension or profit-sharing trust or a qualified annuity plan (other than one involving an H.R.-10 plan or pursuant to Section 403(b)) will have the right to instruct the Contract Owner only with respect to votes attributable to payments made by him or her, if any, and with respect to additional votes that are authorized by the terms of the plan, if any. All other votes entitled to be cast during such period under such a trust or plan may be cast by the Contract Owner in its sole discretion.
 During the annuity period, every Participant and every employee will have the right to instruct the Contract Owner with respect to all votes attributable to the amount of assets established in the Fund to meet the annuity obligations related to such Participant or employee. Each Contract Owner and each employee and Participant having the right to instruct a Contract Owner with respect to any votes will receive all proxy materials.
 The Rules and Regulations of the Fund provide that each Contract Owner shall cast the votes with respect to which instructions from an employee or a Participant have been received in accordance with such instructions and all votes with respect to which no instructions are received, other than those as to which no employee or Participant is entitled to give instructions, shall be cast in the same proportion as are votes with respect to which instructions are received by such Contract Owners. If no one is entitled to instruct a Contract Owner or if a Contract Owner receives no instructions, all votes to which such Contract Owner is entitled may be cast in the Contract Owner's sole discretion.
 The Company and the Fund have no duty to ascertain whether Contract Owners actually cast votes under such contracts in accordance with the voting rights provisions described in this section.
 The Rules and Regulations of the Fund permit the Board of Managers to dispense with an annual meeting in any year in which the Investment Company Act of 1940 does not require a Contract Owner to vote on: 1) election of members of the Board of Managers; 2) approval of an investment advisory agreement; 3) ratification of the independent public accountant; or 4) approval of a distribution agreement. Each year, prior to the date set by the Rules and Regulations for the annual meeting, the Board of Managers will determine whether such meeting need be held.
 Special meetings may be called for any proper purpose when permitted by applicable law. As a result of the option for the Board to dispense with annual meetings of Contract Owners, special meetings must be called whenever there is a change in the Fund's independent public accountant, and whenever fewer than 50% of the existing Members of the Board of Managers has been elected by Contract Owners. Also, since dispensing with annual meetings results in perpetuating Members of the Board of Managers in office, the Fund is required to call a special meeting when Contract Owners who meet the standards of Section 16(c) of the Investment Company Act of 1940 apply to the Fund requesting that such a meeting be called for the purpose of removing one or Members of the Board of Managers. That section also requires that the Fund facilitate communication between Contract Owners who wish to solicit the approval of other Contract Owners for the calling of such a meeting. Additional information about this procedure is available from Fund management. PR-AG

                            OTHER ANNUITY CONTRACTS

 Individual variable annuity contracts are also sold by the Company. Assets with respect to the individual variable annuity contracts are also held in the Fund and are affected by its investment experience. All such contracts initially meet the requirements of Section 403(b) of the Internal Revenue Code, or are issued with respect to (a) plans initially qualifying under
Section 401(a) of the Code, (b) annuity plans initially qualifying under
Section 403(a) of the Code, (c) retirement plans initially qualifying for special tax treatment under Section 408 of the Code, or (d) governmental deferred compensation plans as defined in Section 414(d) or meeting the requirements of Section 457 of the Code.

                                   CUSTODIAN

 Bankers Trust Company, 14 Wall Street, 4th Floor, New York, New York 10005 ("Bankers") is Custodian for the Fund pursuant to a Custodian Agreement effective March 4, 1985. Under this Agreement, Bankers shall (1) receive and disburse money; (2) receive and hold securities; (3) transfer, exchange, or deliver securities; (4) present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; (5) cause escrow and deposit receipts to be executed; (6) register securities; and
(7) deliver to the Fund proxies, proxy statements, etc. It is anticipated that Custodian for the Fund will change to Chase Manhattan Bank, New York, New York, in approximately mid-1997.

                               STATE REGULATION

 As a life insurance company organized and operating under Indiana law, the Company is subject to provisions governing such companies and to regulation by the Indiana Commissioner of Insurance.

 The Company's books and accounts are subject to review and examination by the Indiana Insurance Department (Department) at all times and a full examination of its operations normally is conducted by the Department at least once every five years.

                           TABLE OF CONTENTS OF THE
                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

ITEM                                                                        PAGE
General Information and History............................................ B-2
Special Terms.............................................................. B-2
Investment Objectives and Policies of the Fund............................. B-2
Management................................................................. B-2
Investment Advisory and Related Services................................... B-3
Brokerage Allocation....................................................... B-3
Purchase and Pricing of Securities Being Offered........................... B-3
Distribution of Variable Annuity Contracts................................. B-4
Federal Tax Status......................................................... B-4
Other Services............................................................. B-7
Underwriters............................................................... B-7
Determination of Net Asset Value........................................... B-7
Financial Statements....................................................... B-8

NOTE: SEE THE COVER PAGE OF THIS PROSPECTUS FOR DETAILS ABOUT HOW TO OBTAIN A COPY OF THE SAI.
PR-AG

                               LINCOLN NATIONAL
                               VARIABLE ANNUITY
                                FUND A (GROUP)
                                  PROSPECTUS

                              APRIL 30, 1997

                            GROUP VARIABLE ANNUITY

                              CONTRACTS ISSUED BY

                  The Lincoln National Life Insurance Company
                              Fort Wayne, Indiana

No person has been authorized to give any information or to make any representations other than those contained in the prospectus and, if given or made, such information or representations must not be relied upon as having been authorized. This prospectus does not constitute an offer of, or solicitation of an offer to acquire, any interest or participation in the variable annuity contracts offered by this prospectus in any jurisdiction to anyone to whom it is unlawful to make such an offer or solicitation in such jurisdiction.

To obtain a copy of the Statement of Additional Information, please complete and mail the following form:

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- -

Please send me a copy of the current Statement of Additional Information for Lincoln National Variable Annuity Fund A (Group):
                                (Please Print)

Name: _________________________________________________________________________

Address: ______________________________________________________________________

City ______________________________________________________________ State  Zip

Mail to: Annuities Customer Service, The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- -

Form 10547 4/97

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

               LINCOLN NATIONAL VARIABLE ANNUITY FUND A (GROUP)
                                 (REGISTRANT)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                  (DEPOSITOR)

 This Statement of Additional Information should be read in conjunction with the Prospectus of Lincoln National Variable Annuity Fund A (Group) dated April 30, 1997. You may obtain a copy of the Fund A (Group) Prospectus on request and without charge. Please write Annuities Customer Service, The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-348-1212.

                                   ---------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

                               TABLE OF CONTENTS

ITEM                                                                        PAGE
General Information and History............................................ B-2
Special Terms.............................................................. B-2
Investment Objectives and Policies of the Fund............................. B-2
Management................................................................. B-2
Investment Advisory and Related Services................................... B-3
Brokerage Allocation....................................................... B-3
Purchase and Pricing of Securities Being Offered........................... B-3
Distribution of Variable Annuity Contracts................................. B-4
Federal Tax Status......................................................... B-4
Other Services............................................................. B-7
Underwriters............................................................... B-7
Determination of Net Asset Value........................................... B-7
Financial Statements....................................................... B-8

                                   ---------

SPECIAL NOTICE TO CONTRACT OWNERS ABOUT THIS YEAR'S COMPANY FINANCIAL STATEMENTS. Each year the Company is required by law to prepare financial statements for different purposes. Two of the most important purposes are filing with state insurance departments and for inclusion in the securities registration statements for our variable products, like this one. In the past we have interpreted the prevailing regulations as requiring presentation of these statements according to two different sets of accounting principles--one for the insurance regulators (known as Statutory Accounting Principles, or STAP) and one for the SEC (known as Generally Accepted Accounting Principles, or GAAP).

When we create two sets of financial statements for the same insurer it requires nearly double the time commitment of our internal accounting staff, and two separate audits by our independent auditors. In an effort to control costs and eliminate duplication of effort, we have reviewed the SEC's requirements for the mode of presentation of the insurer's financial statements in this registration statement. As a result of our review, and on advice of counsel, we shall now begin to use the STAP-basis statements (which we call Statutory Statements) exclusively, both for the insurance regulators and for our securities registration statements. This is consistent with the current practice of many other insurers.

We believe that both Statutory and GAAP statements fairly present the financial position of the Company for the periods indicated, in accordance with those respective accounting principles. However, between the two there are some important differences in accounting theory and financial statement presentation. FOR THAT REASON IN THIS TRANSITION YEAR WE INCLUDE HERE BOTH STATUTORY AND GAAP STATEMENTS. This should permit you to evaluate the financial position of the Company from both points of view, and should help you understand the differences between Statutory and GAAP statements. BEGINNING NEXT YEAR WE SHALL PRESENT ONLY STATUTORY STATEMENTS.

  The date of this Statement of Additional Information is April 30, 1997

Form 10547 (SAI) 4/97

SAI-AG

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

               LINCOLN NATIONAL VARIABLE ANNUITY FUND A (GROUP)

                      GENERAL INFORMATION AND HISTORY OF
                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

 The Lincoln National Life Insurance Company (the Company) is an Indiana insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities, and is also a professional reinsurer. The Company is wholly owned by Lincoln National Corporation, a publicly-held insurance holding company domiciled in Indiana.

                                 SPECIAL TERMS

 The Special terms used in this SAI are the ones defined in the Prospectus.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUND

 See that heading in the Prospectus.

                                  MANAGEMENT

MANAGERS AND OFFICERS OF THE FUND

 The Fund is managed by a Board of Managers, whose Members are elected annually by the Contract Owners. The affairs of the Fund are conducted in accordance with Rules and Regulations adopted by the Board of Managers.

                                POSITION                        PRESENT POSITION AND PRINCIPAL
   NAME AND ADDRESS          WITH THE FUND                    OCCUPATION DURING LAST FIVE YEARS
John B. Borsch, Jr.      Member                 Retired (formerly Associate Vice President -- Investments,
1776 Sherwood Road                              Northwestern University, Evanston, Illinois)
Des Plaines, IL 60016
*Kelly D. Clevenger      Chairman and           Vice President, Lincoln National Life Insurance Company
1300 S. Clinton Street   Member
Fort Wayne, IN 46802
*Barbara S. Kowalczyk    Member                 Senior Vice President, Lincoln National Corporation (formerly
200 East Berry Street                           Senior Vice President, Lincoln Investment Management, Inc.)
Fort Wayne, IN 46802
Nancy L. Frisby, CPA     Member                 Regional Vice President/Chief Financial Officer (formerly Vice
700 Broadway                                    President -- Finance; Regional Controller of Finance),
Fort Wayne, IN 46802                            St. Joseph Medical Center, Fort Wayne, Indiana
Stanley R. Nelson        Member                 Executive in Residence, Program in Health Services Adminis-
University of Minnesota                         tration, University of Minnesota, Minneapolis, Minnesota,
(Mayo Box 97)                                   (formerly President, Henry Ford Health Care Corporation,
420 Delaware Street,
 S.E.                                           Detroit, Michigan)
Minneapolis, MN 55455
*Cynthia A. Rose         Secretary to the Board Assistant Secretary
200 East Berry Street    of Managers
Fort Wayne, IN 46802
*Janet C. Whitney        Vice President and     Vice President and Treasurer
200 East Berry Street    Treasurer
Fort Wayne, IN 46802

*An "interested person" of the Fund as that term is defined in the Investment Company Act of 1940.

REMUNERATION OF CERTAIN AFFILIATED PERSONS

 No person receives any remuneration from the Fund. The Company pays all expenses relative to the operation of the Fund, for which it deducts certain amounts (see the Prospectus).
                                      B-2
SAI-AG

CONTROL OF THE FUND

 No person is the record or beneficial owner of 5% or more of the Fund. In addition, Members of the Board of Managers and officers of the Fund as a group own less than 1% of the Registrant.

                   INVESTMENT ADVISORY AND RELATED SERVICES

 This information is disclosed in the Prospectus.

                             BROKERAGE ALLOCATION

 The Company places orders for the purchase and sale of securities for the Fund's portfolio. It is the Fund's policy to have orders placed with brokers or dealers who will give the best execution of such orders at prices and under conditions most favorable to the Fund. The Company will customarily deal with principal market makers in purchasing over-the-counter securities. In the allocation of brokerage business, preference may be given to those brokers and dealers who provide statistical, research, or other services -- so long as there is no sacrifice in getting the best price and execution.
 Consistent with the policy of seeking best price and execution for the transaction size and the risk involved, in selecting brokers or dealers or negotiating the commissions to be paid, the Company considers each firm's financial responsibility and reputation, range and quality of the service made available to the Fund and the broker's or dealer's professional services, including execution, clearance procedures, wire service quotations and ability to provide performance, statistical and other research information for consideration, analysis and evaluation by the Company. In accordance with this policy, the Company does not execute brokerage transactions solely on the basis of the lowest commission rates available for a particular transaction.

 Securities of the same issuer may be purchased, held or sold at the same time by the Fund or other accounts or companies for which the Advisor provides investment advice (including affiliates of the Advisor). On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of the Fund, as well as the other clients of the Advisor, the Advisor, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Fund with those to be sold or purchased for other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including the Fund. In some instances, the procedures may impact the price and size of the position obtainable for the Fund.

 The Fund paid brokerage fees of $124,819.81 in 1996, $101,171 in 1995 and $161,000 in 1994.

               PURCHASE AND PRICING OF SECURITIES BEING OFFERED

OFFERING TO PUBLIC; SALES LOAD

 This information is disclosed in the Prospectus.

GENERAL FORMULAS FOR DETERMINING VALUE OF THE ACCUMULATION UNIT

 The following formulas set out in general terms the computation of the Accumulation Unit value at the close of trading on any day upon which the New York Stock Exchange is open.

                 Investment Income + Capital Gains - Capital Losses - Taxes
                 -------------------------------------------
Gross Investment Rate =
                   Value of Fund at Beginning of Valuation
                                   Period

Net Investment Rate = Gross Investment Rate - .0000363 (for a one day Valuation Period)

Net Investment Factor = Net Investment Rate + 1.00000000

                   Accumulation Unit
                         Value
Accumulation Unit Value =             X Net Investment Factor

                     on Preceding
                    Valuation Date
CALCULATION OF ACCUMULATION UNIT VALUE USING HYPOTHETICAL EXAMPLE

 The above computations may be illustrated by the following hypothetical example. Assume that the value of the assets of the Fund at the beginning of a one day valuation period was $5,000,000; that the value of an Accumulation Unit on that date was $1.135; and that during the valuation period the investment income was $4,000, the net unrealized capital gains were $6,000 and the net realized capital losses were $3,000. Assuming these figures are net after provision for applicable taxes, the value of the assets of the Fund at the end of the valuation period, before adding payments received during the period, would thus be $5,007,000 ($5,000,000 plus $4,000 plus $6,000 minus
$3,000).
 The gross investment rate for the valuation period would be equal to (a) $7,000 ($4,000 plus $6,000 less $3,000) divided by (b) $5,000,000 which produces .14% (.0014). The net investment rate for the valuation period is determined
                                      B-3
SAI-AG
by deducting .00363% (.0000363) from the gross investment rate, which results in a net investment rate of .13637% (.0013637). The net investment factor for the valuation period would be determined as the net investment rate plus 1.0, or 1.0013637.
 The value of the Accumulation Unit at the end of the valuation period would be equal to the value at the beginning of the period ($1.135) multiplied by the net investment factor for the period (1.0013637), which produces $1.1365478.

GENERAL FORMULAS FOR DETERMINING DOLLAR AMOUNT OF ANNUITY PAYMENTS

                      Dollar Amount of First
                         Monthly Payment
Number of Annuity Units =
                  ------------------------------
                  Annuity Unit Value on Date of
                          First Payment

              Value of Annuity Unit
                                Factor to Net Investment Factor for
Annuity Unit Value = on Preceding Valuation X Neutralize X 14th Day Preceding Current
              Date              AIR       Valuation Date

Dollar Amount of                     Annuity Unit Value
Second and Subsequent = Number of Annuity Units X for Period in Which
Annuity Payment                      Payment is Due

CALCULATION OF ANNUITY PAYMENTS USING HYPOTHETICAL EXAMPLE

 The determination of the Annuity Unit value and the annuity payment may be illustrated by the following hypothetical example. Assume a Participant at the date of retirement has credited to his individual account 30,000 Accumulation Units, and that the value of an Accumulation Unit on the 14th day preceding the last day of the valuation period in which annuity payments commence was $1.15 producing a total value of his individual account of $34,500. Assume also that the Participant elects an option for which the table in the variable annuity contract indicates the first monthly payment is $6.57 per $1,000 of value applied; the Participant's first monthly payment would thus be 34.5 multiplied by $6.57 or $226.67.
 Assume that the Annuity Unit value for the valuation period in which the first payment was due was $1.10. When this is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 206.064. The value of this same number of Annuity Units will be paid in each subsequent month.

 Assume further that the net investment factor for the Fund for the 14th day preceding the last day of the valuation period in which the next annuity payment is due is 1.0019. Multiplying this factor by .99990575 (for a one day valuation period) to neutralize the AIR of 3.5% per year built into the number of Annuity Units determined as per above, produces a result of 1.00180557. This is then multiplied by the Annuity Unit value for the valuation period preceding the period in which the next annuity payment is due (assume $1.105) to produce an Annuity Unit value for the current valuation period of $1.10699515.
 The current monthly payment is then determined by multiplying the fixed number of Annuity Units by the current Annuity Unit value or 206.064 times $1.10699515, which produces a current monthly payment of $228.11.

                  DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

 Variable annuity contracts will be sold by registered representatives of the Company who have been licensed by the state insurance departments, by certain employees of the Company and through selected dealers who are members of the National Association of Securities Dealers, Inc. (NASD). The Company is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD. For contracts of the Fund sold through other broker-dealers, the Company will pay the broker-dealer an amount equivalent to the amount deducted for sales expenses. The amount paid to the broker-dealer may be greater during the first year of a variable annuity contract than the amount deducted for sales expenses. The Company pays any excess over the amount deducted for sales expenses.

                              FEDERAL TAX STATUS

GENERAL

 The operations of the Fund form a part of, and are taxed with, the operations of the Company under the Internal Revenue Code of 1986, as amended (the "Code"). Investment income and realized net capital gains on the assets of the Fund are reinvested and taken into account in determining the accumulation and annuity unit values. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Fund. Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Fund, and therefore the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or
                                      B-4
SAI-AG
interpretations thereof result in the Company being taxed on income or gains attributable to the Fund or certain types of Contracts, then the Company may impose a charge against the Fund (with respect to some or all Contracts) in order to make provision for payment of such taxes. The terms of the plan may limit the rights otherwise available under the Contracts.

QUALIFIED CONTRACTS

 The rules governing the tax treatment of contributions and distributions under such plans, as set forth in the Code and applicable rulings and regulations, are complex and subject to change. These rules also vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made herein to provide more than general information about the use of Contracts with the various types of plans, based on the Company's understanding of the current Federal tax laws as interpreted by the Internal Revenue Service. Purchasers of Contracts for use with such a plan and plan participants and beneficiaries should consult counsel and other competent advisers as to the suitability of the plan and the Contract to their specific needs, and as to applicable Code limitations and tax consequences. Participants under such plans, as well as Contract Owners, annuitants, and beneficiaries, should also be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contract.
 Following are brief descriptions of the various types of plans and of the use of Contracts in connection therewith.

PUBLIC SCHOOL SYSTEMS AND SECTION 501(C)(3) ORGANIZATIONS (403(B) ANNUITY)

 Payments made to purchase annuity contracts by public school systems or
Section 501(c)(3) organizations for their employees are excludable from the gross income of the employee to the extent that aggregate payments for the employee do not exceed the "exclusion allowance" provided by Section 403(b) of the Code, the overall limits for excludable contributions of Section 415 of the Code or the limit on elective contributions. Furthermore, the investment results of the Fund credited to the account are not taxable until benefits are received either in the form of annuity payments or in a single sum.
  If an employee's individual account is surrendered, usually the full amount received would be includable in income for that year at ordinary rates. Distributions are subject to certain restrictions.

QUALIFIED CORPORATE EMPLOYEE'S PENSION AND PROFIT-SHARING TRUSTS AND QUALIFIED ANNUITY PLANS

 Payments made by a corporate employer and the increments on all payments for qualified corporate plans are not taxable as income to the employee until distributed. However, the employee may be required to include these amounts in gross income prior to distribution if the qualified plan or trust loses its qualification. Corporate plans qualified under Sections 401(a) or 403(a) of the Code are subject to extensive rules, including limitations on maximum contributions or benefits. For plan years beginning after December 31, 1996, tax exempt organizations may have 401(k) plans.
 Distributions of amounts in excess of nondeductible employee contributions are generally taxable as ordinary income. If an employee or beneficiary receives a "lump-sum distribution," that is, if the employee or beneficiary receives in a single tax year the total amounts payable with respect to that employee and the benefits are paid as a result of the employee's death or separation from service or after the employee attains age 59 1/2, taxable gain may be either eligible for special "lump sum averaging" treatment or, if the recipient was age 50 before January 1, 1986, eligible for taxation at a 20% rate to the extent the distribution reflects payments made prior to January 1, 1974. These special tax rules are not available in all cases.

SELF-EMPLOYED INDIVIDUALS (H.R.-10 OR KEOGH)

 Under Code provisions, self-employed individuals may establish plans commonly known as "H.R.-10" or "Keogh plans" for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. Such plans are subject to special rules in addition to those applicable to qualified corporate plans. Purchasers of the Contracts for use with H.R.-10 plans should seek competent advice as to suitability of plan documents and the funding contracts.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

 Under Section 408 of the Code, individuals may participate in a retirement program known as Individual Retirement Annuity (IRA). An individual may make an annual IRA contribution of up to the lesser of $2,000 ($2,250 if IRAs are maintained for both the individual and his nonworking spouse) or 100% of compensation. For tax years beginning in 1997, the limit is raised from $250 to $2,000 for non-working spouses. However, IRA contributions may be nondeductible in whole or in part if (1) the individual or his spouse is an active participant in certain other retirement programs and (2) the income of the individual (or of the individual and his spouse) exceeds a specified amount. Distributions from certain other IRA plans or qualified plans may be "rolled over" to an IRA on a tax deferred basis
                                      B-5
SAI-AG
without regard to the limit on contributions, provided certain requirements are met. Distributions from IRAs are subject to certain restrictions. Deductible IRA contributions and all IRA earnings will be taxed as ordinary income when distributed. The failure to satisfy certain Code requirements with respect to an IRA may result in adverse tax consequences.

DEFERRED COMPENSATION PLANS (457 PLANS)

 Under the Code provisions, employees and independent contractors performing services for state and local governments or tax-exempt organizations may establish deferred compensation plans with a governmental employer or tax-exempt organization. While participants in such plans may be permitted to specify the form of investment in which their plan accounts will participate, all such investments are owned by the sponsoring employer and are subject to the claims of its creditors. Plans of state or local governments established on August 20, 1996 or later, must hold all assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their beneficiaries. Section 457 plans that were in existence before August 20, 1996 are allowed until January 1, 1999 to meet this requirement. The amounts deferred under a plan which meet the requirements of
Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. Deferrals are taxed as compensation from the employer when they are actually or constructively received by the employee. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $7,500 (as indexed) or 33 1/3% of the participant's includable compensation. However, in limited circumstances, up to $15,000 may be deferred in each of the last three years before retirement. Deferred compensation plans of tax-exempt employers must also comply with the requirements of Section 457.

SIMPLIFIED EMPLOYEE PENSION PLANS

 An employer may make contributions on behalf of employees to a simplified pension plan as provided by Section 408(k) of the Code. The contributions and distribution dates are limited by the Code provisions. All distributions from the plan will be taxed as ordinary income. Any distribution before the employee attains age 59 1/2 (except in the event of death or disability) or the failure to satisfy certain other Code requirements may result in adverse tax consequences.

TAXATION OF DISTRIBUTIONS FROM QUALIFIED CONTRACTS

 The following rules generally apply to distributions from contracts purchased in connection with the plans discussed above, other than governmental deferred compensation plans.
 The portion, if any, of any contribution under a contract made by or on behalf of an individual which is not excluded from the employee's gross income (generally, the employee's own non-deductible contributions) constitutes his "investment in the contract." If a distribution is made in the form of annuity payments, the employee's "investment in the contract" (adjusted for certain refund provisions) divided by his life expectancy (or other period for which annuity payments are expected to be made) constitutes a tax-free return of capital each year. The dollar amount of annuity payments received in any year in excess of such return is taxable as ordinary income. However, for employees whose annuity starting date is after December 31, 1986, all distributions will be fully taxable once the employee is deemed to have recovered the dollar amount of his investment in the contract. For amounts distributed after 1986, rules generally provide that all distributions not received as an annuity will be taxed as a pro rata distribution of taxable and nontaxable amounts (rather than as a distribution first of nontaxable amounts.)

 If a surrender of or withdrawal from the contract is effected and a distribution is made in a single payment, the proceeds may qualify for special "lump-sum distribution" treatment under certain qualified plans, as discussed above. Otherwise, the amount by which the payment exceeds the "investment in the contract" (adjusted for any prior withdrawal) will be taxed as ordinary income in the year of receipt.

 Distributions from qualified plans, 403(b) plans and IRAs will be subject to
(1) a 10% penalty tax if made before age 59 1/2 unless certain other exceptions apply, and (2) except during 1997, 1998 and 1999, a 15% penalty tax on combined annual distributions in excess of $150,000 (as indexed) subject to various special rules. Failure to meet certain minimum distribution requirements for the above plans, as well as for Section 457 plans, will result in a 50% excise tax. Various other adverse tax consequences may also be potentially applicable in certain circumstances to these types of plans.

 Upon an employee's death, the taxation of benefits payable to his beneficiary generally follow these same principles, subject to a variety of special rules.

 Section 72(s) provides that Contracts issued after January 18, 1985, will not be treated as annuity contracts for purposes of Section 72 unless the Contract provides that (A) if any Contract Owner dies on or after the annuity starting date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the Contract Owner's death; and (B) if any Contract Owner dies prior to the annuity starting date, the entire interest must be distributed within five years after the death of the Contract Owner. These requirements are considered satisfied if any portion of the
                                      B-6
SAI-AG

Contract Owner's interest that is payable to or for the benefit of a "designated beneficiary" is distributed over that designated beneficiary's life, or a period not extending beyond the designated beneficiary's life expectancy, and if that distribution begins within one year of the Contract Owner's death. The "designated beneficiary" is the person designated by the Contract Owner as a beneficiary and to whom Contract ownership passes by reason of death, and must be a natural person. However, if the recipient of the proceeds is the surviving spouse of the Contract Owner, the Contract may be continued in the name of such surviving spouse as the Contract Owner. Contracts issued after January 18, 1985 contain provisions intended to comply with these Code requirements, although regulations interpreting these requirements have not yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

OTHER CONSIDERATIONS

 It should be understood that the foregoing comments about the federal tax consequences under these Contracts are not exhaustive and that special rules are provided with respect to other tax situations not discussed herein. Further, the foregoing discussion does not address any applicable state, local, or foreign tax laws. Before an investment is made in any of the above plans, a tax adviser should be consulted.

                                OTHER SERVICES

CUSTODIAN

 This information is disclosed in the Prospectus.

INDEPENDENT AUDITORS

 The financial statements of the Fund and the consolidated financial statements and schedules of the Company, which have been included in this Statement of Additional Information, and the Per-Accumulation-Unit Income and Capital Changes Table appearing in the Prospectus, have been audited by Ernst & Young LLP, 2300 Fort Wayne National Bank Building, Fort Wayne, Indiana 46802, independent auditors, as set forth in their reports thereon appearing elsewhere herein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

KEEPER OF RECORDS

 All accounts, books, records and other documents which are required to be maintained for the Fund are maintained by the Company or by third parties responsible to the Company. The Company has entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the Fund. No separate charge against the assets of the Fund is made by the Company for this service.

                                 UNDERWRITERS

 The Company is the principal underwriter for the variable annuity contracts. The Contracts are no longer being offered. The Company retains no underwriting commissions from the sale of the variable annuity contracts.

                       DETERMINATION OF NET ASSET VALUE

 A description of the days on which the Fund's net asset value per share will be determined is given in the Prospectus. The New York Stock Exchange's most recent announcement (which is subject to change) states that it will be closed on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. It may also be closed on other days.

                           FINANCIAL STATEMENTS

 Financial statements for the Fund and the Company appear on the following pages. For more information about the financial statements for the Company provided in this SAI, please see the cover page of this SAI.
                                      B-7
SAI-AG

                              FINANCIAL STATEMENTS

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME:
 Dividends..........................................                $  2,551,263
 Interest...........................................                      61,478
                                                                    ------------
                                                                       2,612,741
EXPENSES:
 Investment management services.....................  $    345,624
 Mortality and expense guarantees...................     1,018,598     1,364,222
                                                      ------------  ------------
NET INVESTMENT INCOME                                                  1,248,519
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investments...................     9,896,271
 Increase in net unrealized appreciation of
  investments.......................................     7,531,873
                                                      ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       17,428,144
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 18,676,663
                                                                    ============

STATEMENTS OF CHANGES IN NET ASSETS

                                                       YEAR ENDED DECEMBER 31
                                                          1996          1995
                                                      ------------  ------------
CHANGES FROM OPERATIONS:
 Net investment income..............................  $  1,248,519  $  1,473,052
 Net realized gain on investments...................     9,896,271     9,013,278
 Increase in net unrealized appreciation of
  investments.......................................     7,531,873    17,280,315
                                                      ------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    18,676,663    27,766,645
Net decrease from equity transactions...............   (13,726,463)   (2,346,263)
                                                      ------------  ------------
TOTAL INCREASE IN NET ASSETS                             4,950,200   (25,420,382)
Net assets at beginning of year ....................   103,954,650    78,534,268
                                                      ------------  ------------
NET ASSETS AT END OF YEAR                             $108,904,850  $103,954,650
                                                      ============  ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      B-8
SAI-AI

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

                                                   PERCENT   NUMBER
                                                      OF       OF
                                                  NET ASSETS SHARES MARKET VALUE
                                                  ---------- ------ ------------
INVESTMENTS
COMMON STOCKS:
 AEROSPACE:.....................................      2.0%
 McDonnell Douglas Corporation..................             16,700 $  1,068,800
 United Technologies Corp.......................             17,600    1,161,600
                                                                    ------------
                                                                       2,230,400
 AIR TRANSPORTATION:............................      1.4%
 AMR Corp.*.....................................              8,000      705,000
 Northwest Airlines Corp.*......................             20,400      798,150
                                                                    ------------
                                                                       1,503,150
 BANKING AND INSURANCE: ........................     12.3%
 AmSouth Bancorporation.........................              5,800      280,575
 Bank of Boston Corp............................             24,100    1,548,425
 Bank of New York Inc...........................             48,800    1,647,000
 Chase Manhattan Corp...........................             25,800    2,302,650
 Cigna Corp.....................................             13,200    1,803,450
 Equitable Co...................................             10,300      253,638
 First Chicago NBD Corp.........................             33,339    1,791,971
 Marsh & McLennan Cos. Inc......................              2,000      208,000
 Nations Bank Corp..............................             10,300    1,006,825
 Transamerica Corp..............................              6,700      529,300
 Travelers Inc..................................             45,466    2,063,020
                                                                    ------------
                                                                      13,434,854
 BROADCASTING:..................................      0.6%
 King World Productions Inc.*...................             19,200      708,400
 BUILDING MATERIALS:............................      0.8%
 Dover Corp.....................................             17,900      899,475
 BUILDING AND CONSTRUCTION:.....................      0.1%
 Kaufman & Broad Home Corp......................              7,100       91,413
 CHEMICALS:.....................................      2.0%
 Dow Chemical Co................................             17,900    1,402,913
 Olin Corp......................................             20,600      775,075
                                                                    ------------
                                                                       2,177,988
 CONSUMER PRODUCTS AND SERVICES:................      8.1%
 American Brands Inc............................             16,500      818,813
 Johnson & Johnson..............................             30,000    1,492,500
 Omnicom Group Inc..............................             23,400    1,070,550
 Philip Morris Co. Inc..........................             27,400    3,085,925
 Procter & Gamble Co............................             18,900    2,031,750
 Stanley Works, Inc.............................             14,200      383,400
                                                                    ------------
                                                                       8,882,938
 CONTAINER: ....................................      0.3%
 Stone Container Corp...........................             23,400      348,075
 DRUG AND HOSPITAL SUPPLIES: ...................      7.3%
 Abbott Laboratories............................             15,500      786,625
 Amgen Inc.*....................................             29,300    1,595,019
 Bristol Myers Squibb Co........................             24,300    2,642,625
 Lincae Holdings Inc.*..........................              6,200      255,750
 Merck & Co. Inc. ..............................             11,500      911,375
 Schering-Plough Corp...........................             27,800    1,800,050
                                                                    ------------
                                                                       7,991,444
 ELECTRICAL AND ELECTRONICS:....................      7.3%
 Ascend Communications Inc.*....................             15,600      969,150
 Cooper Industries Inc..........................             13,300      560,263
 General Electric Co............................             36,100    3,569,388
 Harris Corp....................................             13,800      947,025
 Litton Industries Inc.*........................              5,400      257,175
 Raychem Corp...................................              4,700      376,588
 Tektronix Inc..................................              6,100      312,625
 Tellabs Inc.*..................................             17,700      667,069
 UCAR International Inc.*.......................              6,900      259,613
                                                                    ------------
                                                                       7,918,896

                                      B-9
SAI-AI

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS--CONTINUED

                                                   PERCENT   NUMBER
                                                      OF       OF
                                                  NET ASSETS SHARES MARKET VALUE
                                                  ---------- ------ ------------
 ENTERTAINMENT:.................................      1.7%
 Callaway Golf Co...............................             43,500 $  1,250,625
 Mirage Resorts Inc.*...........................             29,100      629,288
                                                                    ------------
                                                                       1,879,913
 FINANCIAL SERVICES:............................      1.2%
 Student Loan Marketing Assn....................             14,100    1,313,063
 FOOD AND BEVERAGE: ............................      6.4%
 Boston Chicken Inc.*...........................              4,200      150,675
 Campbell Soup Company..........................              8,400      674,100
 Coca Cola Co. .................................             41,600    2,189,200
 ConAgra Inc. ..................................              8,200      407,950
 CPC International Inc. ........................              7,400      573,500
 Heinz H. J. Co. ...............................             10,950      391,463
 Hershey Foods Corp.............................             17,000      743,750
 RJR Nabisco Holdings Corp. ....................             24,800      843,200
 Safeway Inc.* .................................             23,200      991,800
 Universal Foods Corp. .........................              1,600       56,400
                                                                    ------------
                                                                       7,022,038
 HOSPITAL AND HEALTHCARE: ......................      1.3%
 Oxford Health Plans Inc.*......................             24,300    1,423,069
 HOUSEHOLD APPLIANCES: .........................      0.3%
 Maytag Corp....................................             14,300      282,425
 INDUSTRIAL: ...................................      1.3%
 Johnson Controls Inc...........................             16,500    1,367,438
 MACHINERY & ENGINEERING: ......................      1.4%
 Caterpillar Inc. ..............................             15,800    1,188,950
 Ingersoll-Rand Co. ............................              6,800      302,600
                                                                    ------------
                                                                       1,491,550
 METALS AND MINING: ............................      1.6%
 ASARCO Inc. ...................................             16,600      412,925
 Cleveland-Cliffs Inc. .........................                900       40,838
 Phelps Dodge Corp. ............................             18,900    1,275,750
                                                                    ------------
                                                                       1,729,513
 MOTOR VEHICLES AND EQUIPMENT: .................      3.0%
 Chrysler Corp..................................             50,100    1,653,300
 General Motors Corp............................             15,600      869,700
 Goodrich BF Co.................................             17,800      720,900
                                                                    ------------
                                                                       3,243,900
 OFFICE AND BUSINESS EQUIPMENT AND SERVICES: ...      7.7%
 Cadence Design Systems Inc.* ..................             31,275    1,243,181
 Cisco Systems Inc.* ...........................             23,500    1,496,656
 Compaq Computer Corp.*.........................              4,200      311,850
 Computer Associates International Inc. ........              8,700      432,825
 Diebold Inc....................................              9,200      578,450
 Honeywell Inc..................................             24,000    1,578,000
 NCR Corp.......................................              1,100       36,988
 Pairgain Technologies Inc.*....................             22,200      675,713
 Pitney Bowes Inc...............................             11,500      626,750
 Sun Microsystems, Inc.* .......................             53,000    1,361,438
                                                                    ------------
                                                                       8,341,851
 PAPER: ........................................      1.5%
 Avery Dennison Corp. ..........................             44,800    1,584,800
 PETROLEUM AND PETROLEUM RELATED: ..............     10.7%
 Atlantic Richfield Co. ........................              8,600    1,139,500
 Exxon Corp. ...................................             21,200    2,077,600
 Halliburton Co. ...............................             16,200      976,050
 Occidental Petroleum Corp......................             47,000    1,098,625
 Royal Dutch Petroleum Co.......................             11,700    1,997,775
 Seagull Energy Corp.*..........................             23,900      525,800
 Texaco Inc.....................................             15,800    1,550,375
 Unocal Corp....................................             42,200    1,714,375
 USX-Marathon Group Inc.........................             22,600      539,575
                                                                    ------------
                                                                      11,619,675
 PRINTING AND PUBLISHING: ......................      0.5%
 New York Times Co. ............................             15,200      577,600

                                      B-10
SAI-AI

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS--CONTINUED

                                                  PERCENT   NUMBER
                                                     OF       OF
                                                 NET ASSETS SHARES MARKET VALUE
                                                 ---------- ------ ------------
 PUBLIC UTILITIES: ............................      3.2%
 Edison International..........................             19,100 $    379,613
 General Public Utilities Corp. ...............             14,700      494,288
 Ohio Edison Co. ..............................             32,100      730,275
 Texas Utilities Co............................             38,500    1,568,875
 Unicom Corp. .................................             10,600      287,525
                                                                   ------------
                                                                      3,460,576
 REAL ESTATE: .................................      0.5%
 Oakwood Homes Inc.*...........................             23,700      542,138
 RETAIL: ......................................      3.8%
 Eckerd Corp.* ................................              2,828       90,496
 Gap Inc.......................................             34,600    1,042,325
 Jostens Inc. .................................             33,000      697,125
 Ross Stores Inc...............................              5,300      264,338
 Sears, Roebuck & Co. .........................             12,600      581,175
 TJX Cos. Inc..................................             30,800    1,459,150
                                                                   ------------
                                                                      4,134,609
 SECURITIES DEALERS: ..........................      1.7%
 Bear, Stearns & Co. Inc. .....................             34,205      953,464
 Morgan Stanley Group..........................              6,300      359,888
 Pain Webber Group.............................             19,900      559,688
                                                                   ------------
                                                                      1,873,040
 SHOES: .......................................      0.9%
 Nike Inc. ....................................             16,400      979,900
 SOAPS, CLEANER AND COSMETICS: ................      0.7%
 Clorox Co. ...................................              7,300      732,738
 TELECOMMUNICATIONS: ..........................      7.0%
 American Telephone & Telegraph Co. ...........             17,600      726,021
 Ameritech Corp. ..............................             29,000    1,758,125
 BellSouth Corp. ..............................             44,600    1,800,725
 Nynex Inc.....................................             33,800    1,626,625
 Pacific Telesis Group ........................             46,600    1,712,550
                                                                   ------------
                                                                      7,624,046
 TRANSPORTATION: ..............................      0.6%
 PHH Corp. ....................................             14,500      623,500
                                                   -----           ------------
                              TOTAL INVESTMENTS
                            (Cost--$74,224,441)     99.2%           108,034,015
 Excess of other assets over liabilities             0.8%               870,835
                                                   -----           ------------
                                     NET ASSETS    100.0%          $108,904,850
                                                   =====           ============
 Net assets are represented by:
 Value of accumulation units:
  8,462,449 units at $11.737 unit value                            $ 99,332,458
 Annuity reserves:
   258,966 units at $11.737 unit value                                3,039,454
   440,987 units at $14.813 unit value                                6,532,938
                                                                   ------------
   699,953                                                            9,572,392
   =======                                                         ============
                                                                   $108,904,850
                                                                   ============

*Non-income producing

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      B-11
SAI-AI

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund: Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments: Security transactions are accounted for on the date the securities are purchased or sold. Stocks are valued at the closing sales prices for those traded on a national stock exchange and the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are stated at cost which approximates market. The cost of investments sold is determined using the specific identification method.

Federal Income Taxes: Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income: Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5%, or 6%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5%, or 6%.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during 1996 amounted to $52,601,994 and $62,081,604, respectively.

3. EXPENSES AND SALES CHARGES

Amounts are paid to The Lincoln National Life Insurance Company for investment management services at the rate of .000885% of the current value of the Fund per day (.323% on an annual basis) and for mortality and expense guarantees at the rate of .002745% of the current value of the Fund per day (1.002% on an annual basis). In addition, The Lincoln National Life Insurance Company retained $12,259 from the proceeds of the sale of annuity contracts during 1996 for sales and administrative charges. Accordingly, The Lincoln National Life Insurance Company is responsible for all sales, general, and administrative expenses applicable to the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 1996, the custodial fee offset arrangement was not material to either total expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

4. NET ASSETS

Net assets at December 31, 1996 consisted of the following:

  Equity transactions                           $(141,446,807)
  Accumulated net investment income                72,336,752
  Accumulated net realized gain on investments    146,123,703
  Net unrealized appreciation of investments       31,891,202
                                                -------------
                                                $ 108,904,850
                                                =============

                                     B-12
SAI-AI

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS--CONTINUED

5. MERGER

Effective October 4, 1995, an Agreement and Plan of Reorganization was executed to merge the Lincoln National Variable Annuity Fund B (Fund B), a segregated investment account of The Lincoln National Life Insurance Company, into the Fund. The merger received approval of the Securities and Exchange Commission and contractowners of the Fund and Fund B at a special meeting on August 1, 1995. The merger was accomplished by a tax-free exchange of 763,488 accumulation units and 82,501 annuity reserve units of the Fund for all of the 897,517 accumulation units and 96,984 annuity reserve units of Fund B outstanding on the date of exchange. Fund B's net assets at the merger date of $7,931,344, including unrealized appreciation on investments of $1,918,404, were combined with those of the Fund, whose net assets prior to the merger were $92,566,438. For the period January 1, 1995, to October 4, 1995, Fund B had net investment income of $88,334 and net realized and unrealized gains of $1,864,313.

6. SUMMARY OF CHANGES IN EQUITY TRANSACTIONS

                                    1996                       1995
                          -------------------------  -------------------------
                            UNITS        AMOUNT        UNITS        AMOUNT
                          ----------  -------------  ----------  -------------
Accumulation Units:
 Balance at beginning of
  year ..................  9,568,929  $(123,869,196)  9,907,664  $(121,421,039)
 Contract purchases......    153,035      1,603,060      84,705        701,434
 Issued in connection
  with merger of Fund B..         --             --     763,488      7,157,877
 Terminated contracts.... (1,259,515)   (13,029,596) (1,186,928)   (10,307,468)
                          ----------  -------------  ----------  -------------
   BALANCE AT END OF YEAR  8,462,449  $(135,295,732)  9,568,929  $(123,869,196)
                          ==========  =============  ==========  =============
Annuity Reserves:
 Balance at beginning of
  year...................    831,033  $  (3,851,148)    862,789  $  (3,953,042)
 Annuity payments........    (66,369)    (1,207,775)   (144,037)    (1,077,169)
 Issued in connection
  with merger of Fund B..         --             --      82,501        773,467
 Receipt of guarantee
  mortality adjustments..    (64,711)    (1,092,152)     29,780        405,596
                          ----------  -------------  ----------  -------------
   BALANCE AT END OF YEAR    699,953  $  (6,151,075)    831,033  $  (3,851,148)
                          ==========  =============  ==========  =============

7. SUPPLEMENTAL INFORMATION--SELECTED PER UNIT DATA AND RATIOS

The following is selected financial data for an accumulation unit outstanding throughout each year:

                                            1996    1995   1994    1993   1992
                                           ------- ------ ------  ------ ------
Investment income........................  $ 0.267 $0.251 $0.217  $0.204 $0.206
Expenses.................................    0.139  0.114  0.095   0.090  0.083
                                           ------- ------ ------  ------ ------
Net investment income....................    0.128  0.137  0.122   0.114  0.123
Net realized and unrealized gain (loss)
 on investments..........................    1.735  2.539 (0.040)  0.522 (0.099)
                                           ------- ------ ------  ------ ------
Increase in accumulation unit value......    1.863  2.676  0.082   0.636  0.024
Accumulation unit value at beginning of
 year....................................    9.874  7.198  7.116   6.480  6.456
                                           ------- ------ ------  ------ ------
ACCUMULATION UNIT VALUE AT END OF YEAR     $11.737 $9.874 $7.198  $7.116 $6.480
                                           ======= ====== ======  ====== ======
Ratio of expenses to average net assets..    1.28%  1.28%  1.27%   1.27%  1.27%
Ratio of net investment income to average
 net assets..............................    1.17%  1.65%  1.75%   1.72%  2.01%
Portfolio turnover rate..................   49.94% 48.95% 64.09%  49.90% 70.97%
Number of accumulation units outstanding
 at end of year (expressed in thousands).    8,462  9,569  9,908  11,538 12,742

                                     B-13
SAI-AI

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Board of Managers and Contractowners
Lincoln National Variable Annuity Fund A

We have audited the accompanying statement of net assets of Lincoln National Variable Annuity Fund A as of December 31, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the selected per unit data and ratios (Note 7 to financial statements) for each of the five years in the period ended. These financial statements and per unit data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per unit data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of the Lincoln National Variable Annuity Fund A at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the selected per unit data and ratios for each of the five years in the period then ended in conformity with generally accepted accounting principles.

Fort Wayne, Indiana
February 12, 1997
                                     B-14
SAI-AI

LINCOLN NATIONAL LIFE INSURANCE CO.

AUDITED FINANCIAL STATEMENTS

Prior to 1996, management of The Lincoln National Life Insurance Company (Company) prepared annual financial statements of the Company using two different types of accounting principles. Pursuant to insurance regulatory requirements in several states, management prepared financial statements in accordance with statutory accounting principles (STAP), which were subject to audit by the Company's independent auditors. Additionally, solely for purposes of inclusion in the registration statements of separate account products requiring registration and periodic reporting to the Securities and Exchange Commission (SEC), management also prepared financial statements of the Company in accordance with generally accepted accounting principles (GAAP), which were also subject to audit. In an attempt to reduce costs associated with the preparation and audits of both GAAP and STAP-bases financial statements, commencing with the registrations in 1997, management will prepare and have audited only STAP-basis financial statements.
The STAP-basis financial statements included in this registration statement have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which is an "other comprehensive basis of accounting" as that term is defined by the American Institute of Certified Public Accountants (see notes 1 and 2 to the enclosed audited STAP-basis financial statements for information on such prescribed and permitted practices).
Because 1996 is the initial year for which STAP-basis financial statements are used for purposes of these separate account product filings with the SEC, management has included the following financial statements of the Company to allow for comparability between years:
 . Section 1 contains the STAP-basis balance sheets of the Company as of Decem-ber 31, 1996 and 1995 and the related STAP-basis statements of income, changes in capital and surplus, and cash flows for the three years in the pe-riod ended December 31, 1996.
 . Section 2 contains the GAAP-basis balance sheets of the Company as of Decem-ber 31, 1995 and 1994 and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the pe-riod ended December 31, 1995.

LINCOLN NATIONAL LIFE INSURANCE CO.

CONSOLIDATED BALANCE SHEETS

                                                      December 31
                                                      1995        1994
                                                      ----------- -----------
                                                      (000's omitted)
                                                      -----------------------
ASSETS
INVESTMENTS:
Securities available-for-sale, at fair value:
 . Fixed maturity (cost: 1995 -- $18,852,837; 1994 --
   $18,193,928)                                       $20,414,785 $17,692,214
----------------------------------------------------
 . Equity (cost: 1995 -- $480,261; 1994 -- $416,351)       598,435     456,333
----------------------------------------------------
Mortgage loans on real estate                           3,147,783   2,795,914
----------------------------------------------------
Real estate                                               746,023     679,512
----------------------------------------------------
Policy loans                                              565,325     528,731
----------------------------------------------------
Other investments                                         241,219     158,196
----------------------------------------------------  ----------- -----------
Total investments                                      25,713,570  22,310,900
----------------------------------------------------
Cash and invested cash                                    802,743     990,880
----------------------------------------------------
Property and equipment                                     53,830      54,989
----------------------------------------------------
Deferred acquisition costs                                953,834   1,736,526
----------------------------------------------------
Premiums and fees receivable                              117,634     123,494
----------------------------------------------------
Accrued investment income                                 352,301     367,370
----------------------------------------------------
Assets held in separate accounts                       18,461,629  13,000,540
----------------------------------------------------
Federal income taxes                                           --     134,463
----------------------------------------------------
Amounts recoverable from reinsurers                     2,940,976   2,069,292
----------------------------------------------------
Goodwill                                                    5,149       3,385
----------------------------------------------------
Other assets                                              185,398     233,708
----------------------------------------------------  ----------- -----------
Total assets                                          $49,587,064 $41,025,547
----------------------------------------------------  =========== ===========

LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES:
Policy liabilities and accruals:
 . Future policy benefits, claims and claims expenses  $ 8,435,019 $ 7,540,772
----------------------------------------------------
 . Unearned premiums                                        55,174      61,472
----------------------------------------------------  ----------- -----------
Total policy liabilities and accruals                   8,490,193   7,602,244
----------------------------------------------------
Contractholder funds                                   18,171,822  17,028,628
----------------------------------------------------
Liabilities related to separate accounts               18,461,629  13,000,540
----------------------------------------------------
Federal income taxes                                      166,430          --
----------------------------------------------------
Short-term debt                                           124,783     153,656
----------------------------------------------------
Long-term debt                                             40,827      54,794
----------------------------------------------------
Other liabilities                                       1,412,534   1,264,730
----------------------------------------------------  ----------- -----------
Total liabilities                                      46,868,218  39,104,592
----------------------------------------------------
SHAREHOLDER'S EQUITY:
Common stock, $2.50 par value:
 . Authorized, issued and outstanding shares -- 10
  million
  (owned by Lincoln National Corp.)                        25,000      25,000
----------------------------------------------------
Additional paid-in capital                                809,557     791,605
----------------------------------------------------
Retained earnings                                       1,440,994   1,428,969
----------------------------------------------------
Net unrealized gain (loss) on securities available-
for-sale                                                  443,295    (324,619)
----------------------------------------------------  ----------- -----------
Total shareholder's equity                              2,718,846   1,920,955
----------------------------------------------------  ----------- -----------
Total liabilities and shareholder's equity            $49,587,064 $41,025,547
----------------------------------------------------  =========== ===========

See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE CO.

CONSOLIDATED STATEMENTS OF INCOME

                                            Year ended December 31
                                            1995       1994        1993
                                            ---------------------------------
                                            (000's omitted)
                                            ---------------------------------
REVENUE
Insurance premiums                          $  846,873 $1,099,480  $1,972,630
------------------------------------------
Insurance fees                                 450,423    390,384     425,083
------------------------------------------
Net investment income                        1,899,630  1,673,981   1,823,459
------------------------------------------
Realized gain (loss) on investments            136,195   (138,522)     92,150
------------------------------------------
Gain (loss) on sale of affiliates                   --     68,954     (98,500)
------------------------------------------
Other                                            3,405     20,946      35,781
------------------------------------------  ---------- ----------  ----------
Total revenue                                3,336,526  3,115,223   4,250,603
------------------------------------------

BENEFITS AND EXPENSES
Benefits and settlement expenses             2,122,616  2,194,047   3,033,139
------------------------------------------
Underwriting, acquisition, insurance and
 other expenses                                764,346    660,363     881,703
------------------------------------------
Interest expense                                    67        615          96
------------------------------------------  ---------- ----------  ----------
Total benefits and expenses                  2,887,029  2,855,025   3,914,938
------------------------------------------  ---------- ----------  ----------
Income before federal income taxes
and cumulative effect of accounting change     449,497    260,198     335,665
------------------------------------------
Federal income taxes                           127,472     40,400     142,544
------------------------------------------
Income before cumulative effect of
 accounting change                             322,025    219,798     193,121
------------------------------------------  ---------- ----------  ----------
Cumulative effect of accounting change
(postretirement benefits)                           --         --      45,582
------------------------------------------  ---------- ----------  ----------
Net income                                  $  322,025 $  219,798  $  147,539
------------------------------------------  ========== ==========  ==========

EARNINGS PER SHARE
Income before cumulative effect of
 accounting change                              $32.20     $21.98      $19.31
------------------------------------------
Cumulative effect of accounting change
(postretirement benefits)                           --         --       (4.56)
------------------------------------------  ---------- ----------  ----------
Net income                                      $32.20     $21.98      $14.75
------------------------------------------  ========== ==========  ==========



See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE CO.

CONSOLIDATED STATEMENTS OF
SHAREHOLDER'S EQUITY

                                           Year ended December 31
                                           1995        1994        1993
                                                ------------------------------
                                           (000's omitted)
                                           ----------------------------------
Common stock -- balance at beginning and
 end of year                               $   25,000  $   25,000  $   25,000
-----------------------------------------
ADDITIONAL PAID-IN CAPITAL:
Balance at beginning of year                  791,605     791,444     791,223
-----------------------------------------
Contribution from Lincoln National Corp.       17,952         161         221
-----------------------------------------
                                           ----------  ----------  ----------
Balance at end of year                        809,557     791,605     791,444
-----------------------------------------
RETAINED EARNINGS:
Balance at beginning of year                1,428,969   1,334,171   1,198,632
-----------------------------------------
Net income                                    322,025     219,798     147,539
-----------------------------------------
Dividends declared                           (310,000)   (125,000)    (12,000)
-----------------------------------------
                                           ----------  ----------  ----------
Balance at end of year                      1,440,994   1,428,969   1,334,171
-----------------------------------------
NET UNREALIZED GAIN (LOSS) ON SECURITIES
 AVAILABLE-FOR-SALE:
Balance at beginning of year                 (324,619)    621,161      47,303
-----------------------------------------
Cumulative effect of accounting change             --          --     564,153
-----------------------------------------
Other change during year                      767,914    (945,780)      9,705
-----------------------------------------
                                           ----------  ----------  ----------
Balance at end of year                        443,295    (324,619)    621,161
-----------------------------------------
                                           ----------  ----------  ----------
Total shareholder's equity at end of year  $2,718,846  $1,920,955  $2,771,776
-----------------------------------------
                                           ==========  ==========  ==========




See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE CO.

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                          Year ended December 31
                                          1995         1994         1993
                                          -----------  -----------  ----------
                                          (000's omitted)
                                          ------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                $   322,025  $   219,798  $  147,539
----------------------------------------
Adjustments to reconcile net income to
net cash
provided by operating activities:
 . Deferred acquisition costs                  124,526     (171,063)    (92,183)
----------------------------------------
 . Premiums and fees receivable                  6,082       10,755      80,582
----------------------------------------
 . Accrued investment income                    15,069      (54,434)    (18,827)
----------------------------------------
 . Policy liabilities and accruals             621,603      114,038     345,142
----------------------------------------
 . Contractholder funds                      1,335,625    1,769,240   1,248,058
----------------------------------------
 . Amounts recoverable from reinsurers        (883,425)    (884,388)   (700,622)
----------------------------------------
 . Federal income taxes                         95,745        8,364    (130,308)
----------------------------------------
 . Provisions for depreciation                  39,089       38,870      41,516
----------------------------------------
 . Amortization of discount and premium        (86,653)       7,928    (100,274)
----------------------------------------
 . Realized loss (gain) on investments        (244,995)     219,682    (115,881)
----------------------------------------
 . Loss (gain) on sale of affiliates                --      (68,954)     98,500
----------------------------------------
 . Cumulative effect of accounting change           --           --      45,582
----------------------------------------
 . Other                                       458,542       (4,599)     51,369
----------------------------------------  -----------  -----------  ----------
Net adjustments                             1,481,208      985,439     752,654
----------------------------------------  -----------  -----------  ----------
Net cash provided by operating
 activities                                 1,803,233    1,205,237     900,193
----------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Securities available-for-sale:
 . Purchases                               (13,549,807) (12,100,213) (7,171,684)
----------------------------------------
 . Sales                                    12,163,673    9,326,809   7,139,781
----------------------------------------
 . Maturities                                  929,018      958,065      42,707
----------------------------------------
Fixed maturity securities held for
 investment:
 . Purchases                                        --           --  (5,903,805)
----------------------------------------
 . Sales                                            --           --   2,805,980
----------------------------------------
 . Maturities                                       --           --   1,639,739
----------------------------------------
Purchases of other investments             (1,711,427)  (1,421,321) (1,936,013)
----------------------------------------
Sale or maturity of other investments       1,198,536    1,457,157   1,142,872
----------------------------------------
Sale of affiliates                                 --      520,340          --
----------------------------------------
Decrease in cash collateral on loaned
 securities                                   (39,681)    (163,872)    (40,454)
----------------------------------------
Other                                        (213,708)     (37,606)     83,751
----------------------------------------  -----------  -----------  ----------
Net cash used in investing activities      (1,223,396)  (1,460,641) (2,197,126)
----------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on long-term debt          (13,967)        (200)     (1,138)
----------------------------------------
Issuance of long-term debt                         --           --      10,314
----------------------------------------
Net increase (decrease) in short-term
 debt                                         (28,873)       3,629      13,047
----------------------------------------
Universal life and investment contract
 deposits                                   1,716,239    2,381,829   2,418,037
----------------------------------------
Universal life and investment contract
 withdrawals                               (2,149,325)  (1,604,450) (1,503,105)
----------------------------------------
Capital contribution from Lincoln
 National Corp.                                17,952          161         221
----------------------------------------
Dividends paid to shareholder                (310,000)    (125,000)    (12,000)
----------------------------------------  -----------  -----------  ----------
Net cash provided by (used in) financing
 activities                                  (767,974)     655,969     925,376
----------------------------------------  -----------  -----------  ----------

Net increase (decrease) in cash  (188,137)  400,565 (371,557)
-------------------------------
Cash at beginning of year         990,880   590,315  961,872
-------------------------------  --------  -------- --------
Cash at end of year              $802,743  $990,880 $590,315
-------------------------------  ========  ======== ========

See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS

December 31, 1995

1.SUMMARY OF SIGNIFICANT
  ACCOUNTING POLICIES

  Basis of presentation
  The accompanying consolidated financial statements include Lincoln National Life Insurance Co. ("Lincoln Life") and its majority owned subsidiaries. Lincoln Life and its subsidiaries operate multiple insurance businesses. Operations are divided into two business segments (see Note 9). These con-solidated financial statements have been prepared in conformity with gener-ally accepted accounting principles.

  Use of estimates
  The nature of the insurance business requires management to make estimates and assumptions that affect the amounts reported in the consolidated finan-cial statements and accompanying notes. Actual results could differ from those estimates.

  Investments
  Lincoln Life classifies its fixed maturity securities and equity securities (common and non-redeemable preferred stocks) as available-for-sale and, ac-cordingly, such securities are carried at fair value. The cost of fixed ma-turity securities is adjusted for amortization of premiums and discounts. The cost of fixed maturity and equity securities is adjusted for declines in value that are other than temporary.

  For the mortgage-backed securities portion of the fixed maturity securities portfolio, Lincoln Life recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the se-curities. When estimates of prepayments change, the effective yield is re-calculated to reflect actual payments to date and anticipated future pay-ments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the ac-quisition of the securities. This adjustment is reflected in net investment income.

  Mortgage loans on real estate are carried at outstanding principal balances less unaccrued discounts and net of reserves for declines that are other than temporary. Investment real estate is carried at cost less allowances for depreciation. Such real estate is carried net of reserves for declines in value that are other than temporary. Real estate acquired through foreclosure proceedings is re-corded at fair value on the settlement date which establishes a new cost basis. If a subsequent periodic review of a foreclosed property indicates the fair value, less estimated costs to sell, is lower than the carrying value at the settlement date, the carrying value is adjusted to the lower amount. Policy loans are carried at the aggregate unpaid balances. Any changes to the reserves for mortgage loans on real estate and real estate are reported as a realized gain (loss) on investments.

  Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less, includ-ing participation in a short-term investment pool administered by Lincoln National Corp. (LNC), the Lincoln Life's parent.

  Realized gain (loss) on investments is recognized in net income, net of re-lated amortization of deferred acquisition costs, using the specific iden-tification method. Changes in the fair values of securities carried at fair value are reflected directly in shareholder's equity after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded if these se-curities would have been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

  Derivatives
  Lincoln Life hedges certain portions of its exposure to interest rate fluc-tuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations and foreign exchange risk by entering into deriva-tive transactions. A description of Lincoln Life's accounting for its hedge of such risks is discussed in the following two paragraphs.

  The premium paid for interest rate caps is deferred and amortized to net investment income on a straight-line basis over the term of the interest rate cap. Any settlement received in accordance with the terms of the in-terest rate caps is recorded as investment income. Spread-lock agreements, interest rate swaps and financial futures, which hedge fixed maturity secu-rities available-for-sale, are carried at fair value with the change in fair value reflected directly in shareholder's equity. Realized gain (loss) from the settlement of such derivatives is deferred and amortized over the life of the hedged assets as an adjustment to the yield. Foreign exchange forward contracts, foreign currency options and foreign currency swaps, which hedge some of the foreign exchange risk of investments in fixed matu-rity securities denominated in foreign currencies, are carried at fair value with the change in fair value reflected in earnings. Realized

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES CONTINUED gain (loss) from the settlement of such derivatives is also zreflected in earnings.

  Hedge accounting is applied as indicated above after Lincoln Life deter-mines that the items to be hedged expose Lincoln Life to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations and foreign exchange risk; and the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation of changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met, the change in value of the deriva-tives is included in net income.

  Property and equipment
  Property and equipment owned for Lincoln Life use is carried at cost less allowances for depreciation.

  Premiums and fees
  Revenue for universal life and other interest-sensitive life insurance pol-icies consists of policy charges for cost of insurance, policy initiation and administration, and surrender charges that have been assessed. Tradi-tional individual life-health and annuity premiums are recognized as reve-nue over the premium-paying period of the policies. Group health premiums are prorated over the contract term of the policies.

  Assets held in separate accounts/ liabilities related to separate accounts These assets and liabilities represent segregated funds administered and invested by Lincoln Life for the exclusive benefit of pension and variable life and annuity contractholders. The fees received by Lincoln Life for ad-ministrative and contractholder maintenance services performed for these separate accounts are included in Lincoln Life's consolidated statements of income.

  Deferred acquisition costs
  Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and group health insurance which vary with and are primarily related to the produc-tion of new business, have been deferred to the extent recoverable. Acqui-sition costs for universal and variable universal life insurance policies are being amortized over the lives of the policies in relation to the inci-dence of estimated gross profits from surrender charges and investment, mortality and expense margins, and actual realized gain (loss) on invest-ments. That amortization is adjusted retrospectively when estimates of cur-rent or future gross profits to be realized from a group of policies are revised. The traditional life-health and annuity acquisition costs are am-ortized over the premium-paying period of the related policies using as-sumptions consistent with those used in computing policy reserves.

  Expenses
  Expenses for universal and variable universal life insurance policies in-clude interest credited to policy account balances and benefit claims in-curred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in Lincoln Life's general account during 1993 through 1995 ranged from 6.1% to 8.25%.

  Goodwill
  The cost of acquired subsidiaries in excess of the fair value of net assets (goodwill) is amortized using the straight-line method over periods that generally correspond with the benefits expected to be derived from the ac-quisitions. Goodwill is amortized over 40 years. The carrying value of goodwill is reviewed periodically for indicators of impairment in value.

  Policy liabilities and accruals
  The liabilities for future policy benefits and expenses for universal and variable universal life insurance policies consist of policy account bal-ances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future policy benefits and expenses for tradi-tional life policies and immediate and deferred paid-up annuities are com-puted using a net level premium method and assumptions for investment yields, mortality and withdrawals based principally on Lincoln Life experi-ence projected at the time of policy issue, with provision for possible ad-verse deviations. Interest assumptions for traditional direct individual life reserves for all policies range from 2.3% to 11.7% graded to 5.7% af-ter 30 years depending on time of policy issue. Interest rate assumptions for reinsurance reserves range from 5.0% to 11.0% graded to 8.0% after 20 years. The interest assumptions for immediate and deferred paid-up annui-ties range from 4.5% to 8.0%.

  With respect to its policy liabilities and accruals, Lincoln Life carries on a continuing review of its 1) overall reserve position, 2) reserving techniques

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES CONTINUED and 3) reinsurance arrangements, and as experience develops and new infor-mation becomes known, liabilities are adjusted as deemed necessary. The ef-fects of changes in estimates are included in the operating results for the period in which such estimates occur.

  Reinsurance
  Lincoln Life enters into reinsurance agreements with other companies in the normal course of their business. Lincoln Life may assume reinsurance from unaffiliated companies and/or cede reinsurance to such companies. Assets/liabilities and premiums/benefits from certain reinsurance contracts which grant statutory surplus to other insurance companies have been netted on the balance sheets and income statements, respectively, since there is a right of offset. All other reinsurance agreements are reported on a gross basis.

  Depreciation
  Provisions for depreciation of investment real estate and property and equipment owned for Lincoln Life use are computed principally on the straight-line method over the estimated useful lives of the assets.

  Postretirement medical and life insurance benefits
  Lincoln Life accounts for its postretirement medical and life insurance benefits using the full accrual method.

  Income taxes
  Lincoln Life and eligible subsidiaries have elected to file consolidated Federal and state income tax returns with their parent, LNC. Pursuant to an intercompany tax sharing agreement with LNC, Lincoln Life and its eligible subsidiaries provide for income taxes on a separate return filing basis. The tax sharing agreement also provides that Lincoln Life and eligible sub-sidiaries will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

  Lincoln Life uses the liability method of accounting for income taxes. De-ferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax return purposes. Lincoln Life establishes a valuation allowance for any portion of its deferred tax assets which are unlikely to be realized.

2.CHANGES IN ACCOUNTING PRINCIPLES
  AND CHANGES IN ESTIMATES

  Postretirement benefits other than pensions
  Effective January 1, 1993, Lincoln Life changed its method of accounting for postretirement medical and life insurance benefits for its eligible em-ployees and agents from a pay-as-you-go method to a full accrual method in accordance with Financial Accounting Standards No. 106 entitled "Employers' Accounting for Postretirement Benefits Other Than Pensions" ("FAS 106"). This full accrual method recognizes the estimated obligation for retired employees and agents and active employees and agents who are expected to retire in the future. The effect of the change was to increase net periodic postretirement benefit cost by $7,800,000 and decrease income before cumu-lative effect of accounting change by $5,100,000 ($0.51 per share). The im-plementation of FAS 106 resulted in a one-time charge to the first quarter 1993 net income of $45,600,000 or $4.56 per share ($69,000,000 pre-tax) for the cumulative effect of the accounting change. See Note 6 for additional disclosures regarding postretirement benefits other than pensions.

  Accounting by creditors for impairment of a loan
  Financial Accounting Standards No. 114 entitled "Accounting by Creditors for Impairment of a Loan" ("FAS 114") issued in May 1993, was adopted by Lincoln Life effective January 1, 1993. FAS 114 requires that if an im-paired mortgage loan's fair value as described in Note 3 is less than the recorded investment in the loan, the difference is recorded in the mortgage loan allowance for losses account. The adoption of FAS 114 resulted in ad-ditions to the mortgage loan allowance for losses account and reduced first quarter 1993 income before cumulative effect of accounting change and net income by $37,700,000, or $3.77 per share ($57,200,000 pre-tax). See Note 3 for further mortgage loan disclosures. Most of the effect of this change in accounting was within the Life Insurance and Annuities business segment.

  Accounting for certain investments in debt and equity securities
  Financial Accounting Standards No. 115 entitled "Accounting for Certain In-vestments in Debt and Equity Securities" ("FAS 115") issued in May 1993, was adopted by Lincoln Life as of December 31, 1993. In accordance with the rules, the

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
2. CHANGES IN ACCOUNTING PRINCIPLESAND CHANGES IN ESTIMATES CONTINUED prior year financial statements have not been restated to reflect the change in accounting principle. Under FAS 115, securities can be classified as available-for-sale, trading or held-to-maturity according to the hold-er's intent. Lincoln Life classified its entire fixed maturity securities portfolio as "available-for-sale." Securities classified as available-for-sale are carried at fair value and unrealized gains and losses on such se-curities are carried as a separate component of shareholder's equity. The ending balance of shareholder's equity at December 31, 1993 was increased by $564,200,000 (net of $377,500,000 of related adjustments to deferred ac-quisition costs, $50,700,000 of policyholder commitments and $303,700,000 in deferred income taxes, all of which would have been recognized if those securities would have been sold at their fair value, net of amounts appli-cable to Security-Connecticut Corp.) to reflect the net unrealized gain on fixed maturity securities classified as available-for-sale previously car-ried at amortized cost. Prior to the adoption of FAS 115, Lincoln Life car-ried a portion of its fixed maturity securities at fair value with unrealized gains and losses carried as a separate component of sharehold-er's equity. The remainder of such securities were carried at amortized cost.

  Change in estimate for net investment income related to mortgage-backed securities
  At December 31, 1993, Lincoln Life had $5,942,100,000 invested in mortgage-backed securities. As indicated in Note 1, Lincoln Life recognizes income on these securities using a constant effective yield based on anticipated prepayments. With the implementation of new investment software in December 1993, Lincoln Life was able to significantly refine its estimate of the ef-fective yield on such securities to better reflect actual prepayments and estimates of future prepayments. This resulted in an increase in the amor-tization of purchase discount on these securities of $58,000,000 and, after related amortization of deferred acquisition costs ($18,300,000) and income taxes ($14,300,000), increased 1993's income before cumulative effect of accounting change and net income by $25,500,000 or $2.55 per share.
  Most of the effect of this change in estimate was within the Life Insurance and Annuities business segment.

  Change in estimate for disability income reserves
  During the fourth quarter of 1993, income before cumulative effect of ac-counting change and net income decreased by $15,500,000 or $1.55 per share as the result of strengthening reinsurance disability income reserves by $23,900,000. The need for this reserve increase within the Reinsurance seg-ment was identified as the result of management's assessment of current ex-pectations for morbidity trends and the impact of lower investment income due to lower interest rates.

  During the fourth quarter of 1995, Lincoln Life completed an in-depth re-view of the experience of its disability income business. As a result of this study, and based on the assumption that recent experience will con-tinue in the future, income before cumulative effect of accounting change and net income decreased by $33,500,000 or $3.35 per share ($51,500,000 pre-tax) as a result of strengthening disability income reserves by $15,200,000 and writing-off deferred acquisition costs of $36,300,000 in the Reinsurance segment.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
3.INVESTMENTS
  The major categories of net investment income are as follows:

                                  Year ended December 31
                                  1995     1994     1993
                                                  ----------
                                  (in millions)
                                  --------------------------
   Fixed maturity securities      $1,549.4 $1,357.4 $1,497.6
   -----------------------------
   Equity securities                   8.9      7.4      4.3
   -----------------------------
   Mortgage loans on real estate     268.3    271.3    294.2
   -----------------------------
   Real estate                       110.0     97.8     75.2
   -----------------------------
   Policy loans                       35.4     32.7     36.0
   -----------------------------
   Invested cash                      55.4     46.4     24.8
   -----------------------------
   Other investments                  15.8      7.3      8.0
   -----------------------------  -------- -------- --------
   Investment revenue              2,043.2  1,820.3  1,940.1
   -----------------------------
   Investment expenses               143.6    146.3    116.6
   -----------------------------  -------- -------- --------
   Net investment income          $1,899.6 $1,674.0 $1,823.5
   -----------------------------
                                  ======== ======== ========

  The realized gain (loss) on investments is as follows:

                                                     Year ended December 31
                                                     1995    1994     1993
                                                    --------------------------
                                                     (in millions)
                                                     ------------------------
   Fixed maturity securities available-for-sale:
   . Gross gain                                      $239.6  $  69.6  $  91.1
   ------------------------------------------------
   . Gross loss                                       (87.8)  (294.1)    (8.4)
   ------------------------------------------------
   Equity securities available-for-sale:
   . Gross gain                                        82.3     50.2     88.3
   ------------------------------------------------
   . Gross loss                                       (31.3)   (50.5)   (33.7)
   ------------------------------------------------
   Fixed maturity securities held for investment:
   . Gross gain                                          --       --    209.9
   ------------------------------------------------
   . Gross loss                                          --       --    (69.5)
   ------------------------------------------------
   Other investments                                   42.2      5.1   (161.8)
   ------------------------------------------------
   Related restoration or amortization of deferred
   acquisition
   costs and provision for policyholder commitments  (108.8)    81.2    (23.7)
   ------------------------------------------------  ------  -------  -------
                                                     $136.2  $(138.5) $  92.2
                                                     ======  =======  =======

  Provisions (credits) for write-downs and net changes in pro-visions for losses, which are included in realized gain
  (loss) on investments shown above, are as follows:

                                  Year ended
                                  December 31
                                  1995   1994  1993

                                  (in millions)
                                  -------------------
   Fixed maturity securities      $10.4  $14.2 $ 55.6
   -----------------------------
   Equity securities                3.3    6.8     --
   -----------------------------
   Mortgage loans on real estate   14.7   19.5  136.7
   -----------------------------
   Real estate                     (7.2)  13.0   21.8
   -----------------------------
   Other long-term investments     (1.5)    .3    3.9
   -----------------------------
   Guarantees                      (2.2)   4.3    1.7
   -----------------------------
                                  -----  ----- ------
                                  $17.5  $58.1 $219.7
                                  =====  ===== ======

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
3.INVESTMENTS CONTINUED
  The change in unrealized appreciation (depreciation) on in-vestments in fixed maturity and equity securities is as fol-lows:

                                                  Year ended December 31
                                                  1995     1994       1993
                                                 ------------------------------
                                                  (in millions)
                                                  ----------------------------
   Fixed maturity securities available-for-sale   $2,063.7 $(1,903.7) $1,387.1
   ---------------------------------------------
   Equity securities available-for-sale               78.1     (26.0)      9.2
   ---------------------------------------------
   Fixed maturity securities held for investment        --        --    (959.7)
   ---------------------------------------------
                                                  -------- ---------  --------
                                                  $2,141.8 $(1,929.7) $  436.6
                                                  ======== =========  ========

  The cost, gross unrealized gain and loss and fair value of securities available-for-sale are as follows:

                                          Year ended December 31, 1995
                                          -----------------------------------
                                                    Gross
                                                    unrealized
                                                    --------------- Fair
                                          Cost      Gain     Loss   value
                                     ----------------------------------------
                                          (in millions)
                                          -----------------------------------
   Corporate bonds                        $12,412.1 $1,141.0 $ 28.7 $13,524.4
   -------------------------------------
   U.S. Government bonds                      569.6     83.9     .1     653.4
   -------------------------------------
   Foreign government bonds                   927.9     70.3     .6     997.6
   -------------------------------------
   Mortgage-backed securities:
   . Mortgage pass-through securities       1,072.5     41.0    3.2   1,110.3
   -------------------------------------
   . Collateralized mortgage obligations    3,816.3    262.5    7.4   4,071.4
   -------------------------------------
   . Other mortgage-backed securities           2.8       .3     --       3.1
   -------------------------------------
   State and municipal bonds                   12.3       .1     --      12.4
   -------------------------------------
   Redeemable preferred stocks                 39.3      2.9     --      42.2
   -------------------------------------
                                          --------- -------- ------ ---------
   Total fixed maturity securities         18,852.8  1,602.0   40.0  20,414.8
   -------------------------------------
   Equity securities                          480.3    123.6    5.5     598.4
   -------------------------------------
                                          --------- -------- ------ ---------
                                          $19,333.1 $1,725.6 $ 45.5 $21,013.2
                                          ========= ======== ====== =========
                                          Year ended December 31, 1994
                                          -----------------------------------
                                                    Gross
                                                    unrealized
                                                    --------------- Fair
                                          Cost      Gain     Loss   value
                                     ----------------------------------------
                                          (in millions)
                                          -----------------------------------
   Corporate bonds                        $11,519.3 $  143.3 $514.4 $11,148.2
   -------------------------------------
   U.S. Government bonds                    1,048.4      6.9   25.5   1,029.8
   -------------------------------------
   Foreign governments bonds                  541.2      4.7   12.5     533.4
   -------------------------------------
   Mortgage-backed securities:
   . Mortgage pass-through securities       1,176.8      3.0   44.1   1,135.7
   -------------------------------------
   . Collateralized mortgage obligations    3,835.5     85.8  148.6   3,772.7
   -------------------------------------
   . Other mortgage-backed securities           5.0       .1     .1       5.0
   -------------------------------------
   State and municipal bonds                   16.3       .4     --      16.7
   -------------------------------------
   Redeemable preferred stocks                 51.4       .2     .9      50.7
   -------------------------------------
                                          --------- -------- ------ ---------
   Total fixed maturity securities         18,193.9    244.4  746.1  17,692.2
   -------------------------------------
   Equity securities                          416.3     56.4   16.4     456.3
   -------------------------------------
                                          --------- -------- ------ ---------
                                          $18,610.2 $  300.8 $762.5 $18,148.5
                                          ========= ======== ====== =========

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
3.INVESTMENTS CONTINUED
  Future maturities of fixed maturity securities available-for-sale are as follows:

                                           December 31, 1995
                                           -------------------
                                                     Fair
                                           Cost      value
                                           --------- ---------
                                           (in millions)
                                           -------------------
   Due in one year or less                 $   278.4 $   282.6
   --------------------------------------
   Due after one year through five years     2,955.7   3,102.1
   --------------------------------------
   Due after five years through ten years    4,918.2   5,265.9
   --------------------------------------
   Due after ten years                       5,808.9   6,579.4
   --------------------------------------  --------- ---------
                                            13,961.2  15,230.0
   Mortgage-backed securities                4,891.6   5,184.8
   --------------------------------------  --------- ---------
                                           $18,852.8 $20,414.8
                                           ========= =========

  The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

  At December 31, 1995, the current par, amortized cost and estimated fair value of investments in mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

             December 31, 1995
             -------------------------------
             Current Par Cost     Fair value
             ----------- -------- ----------
             (in millions)
             -------------------------------
   Below 7%  $  292.6    $  290.5  $  293.6
   --------
   7%-8%      1,302.8     1,276.9   1,318.2
   --------
   8%-9%      1,607.0     1,564.7   1,669.8
   --------
   Above 9%   1,810.5     1,759.5   1,903.2
   --------  --------    --------  --------
             $5,012.9    $4,891.6  $5,184.8
             ========    ========  ========

  The quality ratings of fixed maturity securities available-for-sale are as follows:

                       December 31, 1995
                       -----------------
   Treasuries and AAA   34.1%
   ------------------
   AA                    8.0
   ------------------
   A                    25.9
   ------------------
   BBB                  24.5
   ------------------
   BB                    3.9
   ------------------
   Less than BB          3.6
   ------------------  ------
                       100.0%
                       ======

  Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When Lincoln Life determines that a loan is impaired, a provision for loss is established for the difference between the carrying value of the mortgage loan and the estimated value. Estimated value is based on either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. The provision for losses is reported as realized gain (loss) on investments. Mortgage loans deemed to be uncollectible are charged against the provision for losses and subsequent recoveries, if any, are credited to the provision for losses.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
3.INVESTMENTS CONTINUED
  The provision for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the provision for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

  Impaired loans along with the related allowance for losses are as follows:

                                                December 31
                                                1995    1994
                                                ------  ------
                                                (in millions)
                                                --------------
   Impaired loans with allowance for losses     $144.7  $246.0
   -------------------------------------------
   Allowance for losses                          (28.5)  (56.6)
   -------------------------------------------
   Impaired loans with no allowance for losses     2.1     2.2
   -------------------------------------------
                                                ------  ------
   Net impaired loans                           $118.3  $191.6
   -------------------------------------------
                                                ======  ======

  Impaired loans with no allowance for losses are a result of direct write-downs or for collateral dependent loans where the fair value of the collateral is greater than the re-corded investment in such loans.

  A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                      Year ended December
                                      31
                                      1995    1994     1993
                                      ------  -------  ------
                                      (in millions)
                                      -----------------------
   Balance at beginning of year       $ 56.6  $ 220.7  $129.1
   ---------------------------------
   Provisions for losses                14.7     19.5    79.5
   ---------------------------------
   Provision for adoption of FAS 114      --       --    57.2
   ---------------------------------
   Releases due to write-downs         (12.0)      --      --
   ---------------------------------
   Releases due to sales               (15.9)  (164.7)  (12.2)
   ---------------------------------
   Releases due to foreclosures        (14.9)   (18.9)  (32.9)
   ---------------------------------
                                      ------  -------  ------
   Balance at end of year             $ 28.5  $  56.6  $220.7
   ---------------------------------
                                      ======  =======  ======

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
3.INVESTMENTS CONTINUED
  The average recorded investment in impaired loans and the interest income recognized on impaired loans were as fol-lows:

                                                  Year ended December
                                                  31
                                                  1995   1994   1993
                                                  ------ ------ ------
                                                  (in millions)
                                                  --------------------
   Average recorded investment in impaired loans  $181.7 $467.5 $703.6
   ---------------------------------------------
   Interest income recognized on impaired loans     16.6   36.1   47.3
   ---------------------------------------------

  All interest income on impaired loans was recognized on the cash basis of income recognition.

  As of December 31, 1995 and 1994, Lincoln Life had restruc-tured loans of $62,500,000 and $36,200,000, respectively. Lincoln Life recorded $6,300,000 and $800,000 interest income on these restructured loans in 1995 and 1994, respectively. Interest income in the amount of $6,600,000 and $3,900,000 would have been recorded on these loans according to their original terms in 1995 and 1994, respectively. As of December 31, 1995 and 1994, Lincoln Life had no outstanding commit-ments to lend funds on restructured loans.

  As of December 31, 1995, the Company's investment commit-ments for fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate were $543,100,000.

  Fixed maturity securities available-for-sale, mortgage loans on real estate and real estate with a combined carrying value at December 31, 1995 of $1,300,000 were non-income producing for the year ended December 31, 1995.

  The cost information for mortgage loans on real estate, real estate and other long-term investments are net of allowances for losses. The balance sheet account for other liabilities includes a reserve for guarantees of third-party debt. The amount of allowances and a reserve for such items is as fol-lows:

                                  December 31
                                  1995  1994
                                  ----- -----
                                  (in
                                  millions)
                                  -----------
   Mortgage loans on real estate  $28.5 $56.6
   -----------------------------
   Real estate                     46.6  65.2
   -----------------------------
   Other long-term investments     11.8  13.5
   -----------------------------

  Details underlying the balance sheet caption "Net Unrealized
  Gain (loss) on Securities Available-for-Sale," are as fol-lows:

                                                         December 31
                                                         1995       1994
                                                         ---------  ---------
                                                         (in millions)
                                                         --------------------
   Fair value of securities available-for-sale           $21,013.2  $18,148.5
   ----------------------------------------------------
   Cost of securities available-for-sale                  19,333.1   18,610.2
   ----------------------------------------------------  ---------  ---------
   Unrealized gain (loss)                                  1,680.1     (461.7)
   ----------------------------------------------------
   Adjustments to deferred acquisition costs                (492.1)     158.2
   ----------------------------------------------------
   Amounts required to satisfy policyholder commitments     (510.1)       8.6
   ----------------------------------------------------
   Deferred income credits (taxes)                          (234.6)     105.9
   ----------------------------------------------------
   Valuation allowance for deferred tax assets                  --     (135.6)
   ----------------------------------------------------
                                                         ---------  ---------
   Net unrealized gain (loss) on securities available-
    for-sale                                             $   443.3  $  (324.6)
   ----------------------------------------------------
                                                         =========  =========

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
3.INVESTMENTS CONTINUED
  Adjustments to Deferred acquisition costs and amounts re-quired to satisfy policyholder commitments are netted against the Deferred acquisition costs asset account and in-cluded with the Future policy benefits, claims and claims expense liability on the balance sheet, respectively.

4.FEDERAL INCOME TAXES
  The Federal income tax expense (benefit) before cumulative effect of accounting change is as follows:

             Year ended December
             31
             1995    1994    1993

             (in millions)
             ----------------------
   Current   $172.5  $(93.4) $261.3
   --------
   Deferred   (45.0)  133.8  (118.8)
   --------  ------  ------  ------
             $127.5  $ 40.4  $142.5
             ======  ======  ======

  Cash paid for Federal income taxes in 1995, 1994 and 1993 was $27,500,000, $41,400,000 and $272,600,000, respectively.
  The cash paid in 1995 is net of a $146,900,000 cash refund related to the carryback of 1994 capital losses to prior years.

  The effective tax rate on pre-tax income before cumulative effect of accounting change is lower than the prevailing corporate Federal income tax rate. A reconciliation of this difference is as follows:

                                         Year ended December
                                         31
                                         1995    1994   1993
                                                      ---------
                                         (in millions)
                                         ---------------------
   Tax rate times pre-tax income         $157.3  $91.1  $117.5
   ------------------------------------
   Effect of:
   . Tax-exempt investment income         (22.0) (21.5)  (16.2)
   ------------------------------------
   . Participating policyholders' share     5.4    3.4     4.1
   ------------------------------------
   . Loss (gain) on sale of affiliates       --  (24.1)   34.5
   ------------------------------------
   . Other items                          (13.2)  (8.5)    2.6
   ------------------------------------  ------  -----  ------
   Provision for income taxes            $127.5  $40.4  $142.5
   ------------------------------------  ======  =====  ======
   Effective tax rate                      28.4%  15.5%   42.5%
   ------------------------------------  ======  =====  ======

  The Federal income tax recoverable (liability) is as follows:

             December 31
             1995     1994
             -------  ------
             (in millions)
             ---------------
   Current   $ (25.0) $118.2
   --------
   Deferred   (141.4)   16.3
   --------  -------  ------
             $(166.4) $134.5
             =======  ======

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
4.FEDERAL INCOME TAXES CONTINUED
  Significant components of Lincoln Life's net deferred tax asset (liability) are as follows:

                             December 31
                             1995     1994
                             -------  -------
                             (in millions)
                             ----------------
   Deferred tax assets:
   . Policy liabilities and
     accruals and
     contractholder funds    $ 694.5  $ 430.9
   ------------------------
   . Loss on investments          --     16.8
   ------------------------
   . Net unrealized loss on
     securities available-
     for-sale                     --    161.6
   ------------------------
   . Postretirement
     benefits other than
     pensions                   25.3     24.2
   ------------------------
   . Other                      39.5     34.6
   ------------------------  -------  -------
   Total deferred tax
    assets                     759.3    668.1
   ------------------------
   Valuation allowance for
    deferred tax assets           --   (135.6)
   ------------------------  -------  -------
   Net deferred tax assets     759.3    532.5
   ------------------------
   Deferred tax
    liabilities:
   . Deferred acquisition
     costs                     218.8    475.5
   ------------------------
   . Net unrealized gain on
     securities available-
     for-sale                  579.6       --
   ------------------------
   . Gain on investments         7.7       --
   ------------------------
   . Other                      94.6     40.7
   ------------------------  -------  -------
   Total deferred tax
    liabilities                900.7    516.2
   ------------------------  -------  -------
   Net deferred tax
    (liability) asset        $(141.4) $  16.3
   ------------------------  =======  =======

  Lincoln Life is required to establish a "valuation allow-ance" for any portion of its deferred tax assets which are unlikely to be realized. At December 31, 1994, $161,600,000 of deferred tax assets relating to net unrealized capital losses on fixed maturity and equity securities available-for-sale were available to be recorded in shareholder's eq-uity before considering a valuation allowance. For Federal income tax purposes, capital losses may only be used to off-set capital gains in the current year or during a three-year carryback and five-year carryforward period. Due to these restrictions, and the uncertainty at that time of future capital gains, these deferred tax assets were substantially offset by a valuation allowance of $135,600,000. By December 31, 1995, the fair values of fixed maturity and equity secu-rities available-for-sale were greater than the cost basis resulting in unrealized capital gains. Accordingly, no valu-ation allowance was established as of December 31, 1995 since management believes it is more likely than not that Lincoln Life will realize the benefit of its deferred tax assets.

  Prior to 1984, a portion of the life companies' current income was not subject to current income tax, but was accumulated for income tax purposes in a memorandum account designated as "policyholders' surplus." The total of the life companies' balances in their respective "policyholders' surplus" accounts at December 31, 1983 of $204,800,000 was "frozen" by the Tax Reform Act of 1984 and, accordingly, there have been no additions to the accounts after that date. That portion of current income on which income taxes have been paid will continue to be accumulated in a memorandum account designated as "shareholder surplus," and is available for dividends to the shareholder without additional payment of tax. The December 31, 1995 total of the life companies' account balances for their "shareholder surplus" was $1,554,000,000. Should dividends to the shareholder for each life company exceed its respective "shareholder surplus," amounts would need to be transferred from its respective "policyholders' surplus" and would be subject to Federal income tax at that time. In connection with the 1993 sale of a life insurance affiliate (see Note
  10), $8,800,000 was transferred from policyholders' surplus

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
4.FEDERAL INCOME TAXES CONTINUED
  to shareholder surplus and current income tax of $3,100,000 was paid. Under existing or foreseeable circumstances, Lincoln Life neither expects nor intends that distributions will be made from the remaining balance in "policyholders' surplus" of $196,000,000 that will result in any such tax. Accordingly, no provision for deferred income taxes has been provided by Lincoln Life on its "policyholders' surplus" account. In the event that such excess distributions are made, it is estimated that income taxes of approximately $68,600,000 would be due.

5.SUPPLEMENTAL FINANCIAL DATA
  The balance sheet captions, "Real estate," "Other investments" and "Property and equipment," are shown net of allowances for depreciation as follows:

                           December 31
                           1995   1994
                           ------ ------
                           (in millions)
                           -------------
   Real estate             $ 51.6 $ 37.0
   ----------------------
   Other investments         14.6   12.2
   ----------------------
   Property and equipment   100.7  104.7
   ----------------------

  Details underlying the balance sheet caption, "Contractholder funds," are as follows:

                                                     December 31
                                                     1995      1994
                                                     --------- ---------
                                                     (in millions)
                                                     -------------------
   Premium deposit funds                             $17,886.9 $16,770.3
   ------------------------------------------------
   Undistributed earnings on participating business       91.9      63.6
   ------------------------------------------------
   Other                                                 193.0     194.7
   ------------------------------------------------
                                                     --------- ---------
                                                     $18,171.8 $17,028.6
                                                     ========= =========

  Details underlying the balance sheet captions, "Short-term and Long-term Debt," are as follows:

                                            December 31
                                            1995   1994
                                            ------ ------
                                            (in millions)
                                            -------------
   Short-term debt:
   ---------------------------------------
   . Short-term notes                       $123.5 $150.8
   ---------------------------------------
   . Current portion of long-term debt         1.3    2.9
   ---------------------------------------
                                            ------ ------
   Total short-term debt                    $124.8 $153.7
   ---------------------------------------
                                            ====== ======
   Long-term debt less current portion:
   ---------------------------------------
   . 7% mortgage note payable, due 1996     $   -- $  4.9
   ---------------------------------------
   . 9.48% mortgage note payable, due 1996      --    7.7
   ---------------------------------------
   . 12% mortgage note payable, due 1996        --     .2
   ---------------------------------------
   . 8.42% mortgage note payable, due 1997     7.0    7.2
   ---------------------------------------
   . 8.25% mortgage note payable, due 1997    10.1   10.2
   ---------------------------------------
   . 8% mortgage note payable, due 1997        2.1     --
   ---------------------------------------
   . 8.75% mortgage note payable, due 1998    18.4   18.8
   ---------------------------------------
   . 9.75% mortgage note payable, due 2002     3.2    5.8
   ---------------------------------------
                                            ------ ------
   Total long-term debt                     $ 40.8 $ 54.8
   ---------------------------------------
                                            ====== ======

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
5.SUPPLEMENTAL FINANCIAL DATA CONTINUED
  Fixed maturities of long-term debt are as follows (in mil-lions):

  1996 -- $ 1.31998 -- $18.42000 --    $ --
  1997 --  19.21999 --    --Thereafter -- 3.2

  Cash paid for interest for 1995, 1994 and 1993 was $67,000, $615,000 and $96,000, respectively.

  Reinsurance transactions included in the income statement caption, "Insurance premiums," are as follows:

                             Year ended December
                             31
                             1995   1994   1993
                             ------ ------ ------
                             (in millions)
                             --------------------
   Insurance assumed         $777.6 $910.8 $807.5
   ------------------------
   Insurance ceded            441.7  716.7  568.6
   ------------------------
                             ------ ------ ------
   Net reinsurance premiums  $335.9 $194.1 $238.9
   ------------------------
                             ====== ====== ======

  The income statement caption, "Benefits and settlement ex-penses," is net of reinsurance recoveries of $456,000, $524,000 and $438,000 for the years ended December 31, 1995, 1994 and 1993, respectively.

  The income statement caption, "Underwriting, acquisition, insurance and other Expenses," includes amortization of de-ferred acquisition costs of $399,700,000, $115,200,000 and $241,000,000 for the years ended December 31, 1995, 1994 and 1993, respectively. An additional $(85,200,000), $81,200,000 and ($23,700,000) of deferred acquisition costs was restored (amortized) and netted against "Realized gain (loss) on in-vestments" for the years ended December 31, 1995, 1994 and 1993, respectively.

6.EMPLOYEE BENEFIT PLANS

  Pension plans
  LNC maintains funded defined benefit pension plans for most of its employees and, prior to January 1, 1995, full-time agents. The benefits for employees are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. The benefits for agents were based on a percentage of each agent's yearly earnings. The plans are funded by contributions to tax-exempt trusts. Lincoln Life's funding policy is consistent with the funding requirements of Federal laws and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future. Plan assets consist principally of listed equity se-curities and corporate obligations and government bonds.

  All benefits applicable to the funded defined benefit plan for agents were frozen as of December 31, 1994. The curtail-ment of this plan did not have a significant effect on net pension cost for 1994. Effective January 1, 1995, pension benefits for agents have been provided by a new defined con-tribution plan. Contributions to this plan will be based on 2.3% of an agent's earnings up to the social security wage base and 4.6% of any excess.

  LNC also administers two types of unfunded, nonqualified, defined benefit plans for certain employees and agents. A supplemental retirement plan provides defined benefit pen-sion benefits in excess of limits imposed by federal tax law. A salary continuation plan provides certain officers of Lincoln Life defined pension benefits based on years of service and final monthly salary upon death or retirement.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
6.EMPLOYEE BENEFIT PLANS CONTINUED
  The status of the funded defined benefit pension plans and the amounts recognized on the balance sheets are as follows:

                                                           December 31
                                                           1995     1994
                                                           -------  -------
                                                           (in millions)
                                                           ----------------
   Actuarial present value of benefit obligation:
   . Vested benefits                                       $(162.1) $(130.5)
   ------------------------------------------------------
   . Nonvested benefits                                       (9.2)    (7.3)
   ------------------------------------------------------  -------  -------
   Accumulated benefit obligation                           (171.3)  (137.8)
   ------------------------------------------------------
   Effect of projected future compensation increases         (37.2)   (24.3)
   ------------------------------------------------------  -------  -------
   Projected benefit obligation                             (208.5)  (162.1)
   ------------------------------------------------------
   Plan assets at fair value                                 196.4    159.3
   ------------------------------------------------------  -------  -------
   Projected benefit obligations in excess of plan assets    (12.1)    (2.8)
   ------------------------------------------------------
   Unrecognized net loss (gain)                               12.6      (.5)
   ------------------------------------------------------
   Unrecognized prior service cost                             1.2      1.1
   ------------------------------------------------------  -------  -------
   Prepaid (accrued) pension cost included in other
    liabilities                                            $   1.7  $  (2.2)
   ------------------------------------------------------  =======  =======

  The status of the unfunded defined benefit pension plans and the amounts recognized on the balance sheets are as follows:

                                                        December 31
                                                        1995    1994
                                                        ------  -----
                                                        (in
                                                        millions)
                                                        -------------
   Actuarial present value of benefit obligation:
   . Vested benefits                                    $ (7.0) $(5.4)
   ---------------------------------------------------
   . Nonvested benefits                                   (1.5)  (1.0)
   ---------------------------------------------------  ------  -----
   Accumulated benefit obligation                         (8.5)  (6.4)
   ---------------------------------------------------
   Effect of projected future compensation increases      (2.4)  (2.5)
   ---------------------------------------------------  ------  -----
   Projected benefit obligation                          (10.9)  (8.9)
   ---------------------------------------------------
   Unrecognized transition obligation                       --     --
   ---------------------------------------------------
   Unrecognized net loss (gain)                            1.0    (.3)
   ---------------------------------------------------
   Unrecognized prior service cost                          .8     .8
   ---------------------------------------------------  ------  -----
   Accrued pension costs included in other liabilities  $ (9.1) $(8.4)
   ---------------------------------------------------  ======  =====

  The determination of the projected benefits obligation for the defined benefit plans was based on the following assump-tions:

                                                     1995  1994  1993
                                                         ------------
   Weighted-average discount rate                    7.0%  8.0%  7.0%
   ------------------------------------------------
   Rate of increase in compensation:
   . Salary continuation plan                        6.0   6.5   6.0
   ------------------------------------------------
   . All other plans                                 5.0   5.0   5.0
   ------------------------------------------------
   Expected long-term rate of return on plan assets  9.0   9.0   9.0
   ------------------------------------------------

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
6.EMPLOYEE BENEFIT PLANS CONTINUED
  The components of net pension cost for the defined benefit pension plans are as follows:

                                                  Year ended December
                                                  31
                                                  1995    1994    1993
                                                      -------------------
                                                  (in millions)
                                                      -------------------
   Service cost--benefits earned during the year  $  5.0  $  8.9  $  8.5
   ---------------------------------------------
   Interest cost on projected benefit obligation    13.2    12.9    12.4
   ---------------------------------------------
   Actual return on plan assets                    (36.3)    4.7   (20.1)
   ---------------------------------------------
   Net amortization (deferral)                      22.9   (18.6)    6.1
   ---------------------------------------------  ------  ------  ------
   Net pension cost                               $  4.8  $  7.9  $  6.9
   ---------------------------------------------  ======  ======  ======

  401(k)
  LNC and Lincoln Life sponsor contributory defined contribu-tion plans for eligible employees and agents. Lincoln Life's contributions to the plans are equal to each participant's pre-tax contribution, not to exceed 6% of base pay, multi-plied by a percentage, ranging from 25% to 150%, which var-ies according to certain incentive criteria as determined by LNC's Board of Directors. Expense for these plans amounted to $8,000,000, $13,200,000 and $11,800,000 in 1995, 1994 and
  1993, respectively.

  Postretirement medical and life insurance benefit plans
  LNC sponsors unfunded defined benefit plans that provide postretirement medical and life insurance benefits to full-time employees and agents who, depending on the plan, have worked for Lincoln Life 10 to 15 years and attained age 55 to 60. Medical benefits are also available to spouses and other dependents of employees and agents. For medical bene-fits, limited contributions are required from individuals retired prior to November 1, 1988; contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retire-ment. The life insurance benefits are noncontributory, al-though participants can elect supplemental contributory ben-efits.

  The status of the postretirement medical and life insurance benefit plans and the amounts recognized on the balance sheets are as follows:

                                                    December 31
                                                    1995    1994
                                                                 --
                                                    (in millions)
                                                                 --
   Accumulated postretirement benefit obligation:
   . Retirees                                       $(39.8) $(34.9)
   -----------------------------------------------
   . Fully eligible active plan participants          (9.9)   (7.0)
   -----------------------------------------------
   . Other active plan participants                  (20.8)  (15.0)
   -----------------------------------------------  ------  ------
   Accumulated postretirement benefit obligation     (70.5)  (56.9)
   -----------------------------------------------
   Unrecognized net gain                               (.8)   (5.5)
   -----------------------------------------------  ------  ------
   Accrued plan cost included in other liabilities  $(71.3) $(62.4)
   -----------------------------------------------  ======  ======

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
6.EMPLOYEE BENEFIT PLANS CONTINUED
  The components of periodic postretirement benefit cost are as follows:

                                             Year ended
                                             December 31
                                             1995  1994 1993
                                                          --
                                             (in millions)
                                                          --
   Service cost                              $1.5  $1.7 $2.6
   ----------------------------------------
   Interest cost                              4.4   4.2  4.6
   ----------------------------------------
   Amortization cost (credit)                 (.8)   .1   --
   ----------------------------------------  ----  ---- ----
   Net periodic postretirement benefit cost  $5.1  $6.0 $7.2
   ----------------------------------------  ====  ==== ====

  The calculation of the accumulated postretirement benefit obligation assumes a weighted-average annual rate of in-crease in the per capita cost of covered benefits (i.e., health care cost trend rate) of 9.5% for 1996 gradually de-creasing to 5.5% by 2004 and remaining at that level there-after. The health care cost trend rate assumption has a sig-nificant effect on the amounts reported. For example, in-creasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated postretirement benefit obligation as of December 1995 and 1994 by $5,100,000 and $4,100,000, respectively, and the ag-
  gregate of the estimated service and interest cost compo-nents of net periodic postretirement benefit cost for the year ended December 31, 1995 by $488,000. The calculation assumes a long-term rate of increase in compensation of 5.0% for both December 31, 1995 and 1994. The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.0% and 8.0% at De-cember 31, 1995 and 1994, respectively.

7. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES

  Shareholder's equity restrictions
  Net income as determined in accordance with statutory accounting practices for Lincoln Life and its insurance subsidiaries in 1995, 1994 and 1993 was $284,500,000, $366,700,000 and $237,000,000, respectively. Lincoln Life's shareholder's equity as determined in accordance with statutory accounting practices at December 31, 1995 and 1994 was $1,732,900,000 and $1,679,700,000, respectively.

  Lincoln Life is subject to certain insurance department regulatory restric-tions as to the transfer of funds and payments of dividends to LNC. In 1996, Lincoln Life can transfer up to $284,500,000 without seeking prior approval from the insurance regulators.

  Disability income claims
  The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1995 and 1994 is a net liability of $602,600,000 and $441,700,000, respectively, excluding de-ferred acquisition costs. The bulk of the increase to this liability re-lates to the assumption of a large block of disability claim reserves and related assets during the third quarter of 1995. In addition, as indicated in Note 2, Lincoln Life strengthened its disability income reserves and wrote off certain related deferred acquisition costs in the fourth quarter of 1995. The reserves were established on the assumption that the recent experience will continue in the future. If incidence levels or claim termi-nation rates vary significantly from these assumptions, further adjustments to reserves may be required in the future. It is not possible to provide a meaningful estimate of a range of possible outcomes at this time. Lincoln Life reviews and updates the level of these reserves on an on-going basis.

  Compliance of qualified annuity plans
  Tax authorities continue to focus on compliance of qualified annuity plans marketed by insurance companies. If sponsoring em-ployers cannot demonstrate compliance and the insurance company is held re-sponsible due to its marketing efforts, Lincoln Life and other insurers may be subject to potential liability. It is not possi-ble to provide a meaningful estimate of the range of potential liability at this time. Management continues to monitor this matter and to take steps to minimize any potential liability.

  Group pension annuities
  The liabilities for guaranteed interest and group pension annuity con-tracts, which are no longer be-

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED

7. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES CONTINUED ing sold, are supported by a single portfolio of assets which attempts to match the duration of these liabilities. Due to the very long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. This situation could cause losses which would be recognized at some future time.

  Leases
  Lincoln Life and certain of its subsidiaries lease their home office prop-erties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide Lincoln Life with the right of first refusal to purchase the properties during the term of the lease, in-cluding renewal periods, at a price as defined in the agreements. In addi-tion, Lincoln Life has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25 year lease period ending in 2009 or the last day of any of the renewal pe-riods.

  Total rental expense under operating leases in 1995, 1994 and 1993 was $24,400,000, $21,700,000 and $27,100,000. Future minimum rental commitments are as follows (in millions):

   1996        $ 20.9
   ----------
   1997          19.5
   ----------
   1998          18.3
   ----------
   1999          18.3
   ----------
   2000          17.7
   ----------
   Thereafter   172.4
   ----------  ------
               $267.1
               ======

  Insurance ceded and assumed
  Lincoln Life cedes insurance to other companies, including certain affili-ates. That portion of risks exceeding each company's retention limit is re-insured with other insurers. Lincoln Life seeks reinsurance coverage within the business segment that sells life insurance that limits its liabilities on an individual insured to $3,000,000. To cover products other than life insurance, Lincoln Life acquires other insurance coverages with retentions and limits which management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and set-tlement expenses and deferred acquisition costs, net of insurance ceded (see Note 5). Lincoln Life and its subsidiaries remain liable if their re-insurers are unable to meet their contractual obligations under the appli-cable reinsurance agreements.

  Lincoln Life assumes insurance from other companies, including certain af-filiates. At December 31, 1995, Lincoln Life has provided $92,700,000 of statutory surplus relief to other insurance companies under reinsurance transactions. Generally, such amounts are offset by corresponding receiv-ables from the ceding company, which are secured by future profits on the reinsured business. However, Lincoln Life is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

  Vulnerability from concentrations
  At December 31, 1995, Lincoln Life did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also at December 31, 1995, Lincoln Life did not have a concentration of 1) business transactions with a particular customer, lender or distributor, 2) revenues from a par-ticular product or service, 3) sources of supply of labor or services used in the business or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a se-vere impact to Lincoln Life's financial condition.

  Other contingency matters
  Lincoln Life and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In some instances, these proceedings include claims for punitive damages and similar types of relief in unspecified or substantial amounts, in addition to amounts for alleged contractual liability or requests for equitable re-lief. After consultation with counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the consolidated financial statements of Lin-coln Life.

  The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabili-tated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. Lincoln Life has accrued for expected assessments net of estimated future premium tax deductions.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
7.RESTRICTIONS, COMMITMENTS AND CONTINGENCIES CONTINUED

  Guarantees
  Lincoln Life has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Out-standing guarantees with off-balance-sheet risks, shown in notional or contract amounts, are as follows:

                                            Notional or
                                            contract
                                            amounts
                                            -----------
                                            December 31
                                            1995  1994
                                        ---------------
                                            (in
                                            millions)
                                            -----------
   Real estate partnerships                 $ 3.3 $17.6
   ---------------------------------------
   Mortgage loan pass-through certificates   63.6  78.2
   ---------------------------------------  ----- -----
                                            $66.9 $95.8
                                            ===== =====

  Lincoln Life has invested in real estate partnerships that use conventional mortgage loans. In some cases, the terms of these arrangements involve guarantees by each of the part-ners to indemnify the mortgagor in the event a partner is unable to pay its principal and interest payments. In addi-tion, Lincoln Life has sold commercial mortgage loans through grantor trusts which issued pass-through certifi-cates. Lincoln Life has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal bal-ance plus accrued interest thereon to the date of repur-chase. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to Lincoln Life. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1995 and 1994.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
7.RESTRICTIONS, COMMITMENTS AND CONTINGENCIES CONTINUED

  Derivatives
  Lincoln Life has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit expo-sure. Lincoln Life has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. Government obligations and foreign exchange risks. In addition, Lincoln Life is subject to the risks associated with changes in the value of its derivatives; however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Outstand-ing derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                               Assets (Liabilities)
                                               ------------------------------
                             Notional or       Carrying Fair   Carrying Fair
                             contract amounts  value    value  value    value
                             ----------------- -------- -----  -------- -----
                             December 31       December 31     December 31
                             1995     1994     1995     1995   1994     1994
                             -------- -------- -------- -----  -------- -----
                             (in millions)
                             ------------------------------------------------
   Interest rate
   derivatives:
   Interest rate cap
   agreements                $5,110.0 $4,400.0 $22.7    $5.3   $23.3    $34.4
   ------------------------
   Spread-lock agreements       600.0  1,300.0   (.9)    (.9)    3.2      3.2
   ------------------------
   Financial futures
   contracts                       --    382.5    --      --    (7.5)    (7.5)
   ------------------------
   Interest rate swaps            5.0      5.0    .2      .2      .2       .2
   ------------------------  -------- -------- -----    ----   -----    -----
                              5,715.0  6,087.5  22.0     4.6    19.2     30.3
   Foreign currency
   derivatives:
   Foreign exchange forward
   contracts                     15.7     21.2   (.6)    (.6)     .2       .2
   ------------------------
   Foreign currency options      99.2       --   1.9     1.4      --       --
   ------------------------
   Foreign currency swaps        15.0       --    .4      .4      --       --
   ------------------------  -------- -------- -----    ----   -----    -----
                                129.9     21.2   1.7     1.2      .2       .2
                             -------- -------- -----    ----   -----    -----
                             $5,844.9 $6,108.7 $23.7    $5.8   $19.4    $30.5
                             ======== ======== =====    ====   =====    =====

  A reconciliation and discussion of the notional or contract amounts for the significant programs using derivative agree-ments and contracts is as follows:

                                 Interest rate
                                 caps              Spread locks
                                 ----------------- -------------------
                                 December 31       December 31
                                 1995     1994     1995       1994
                                 -------- -------- ---------  --------
                                 (in millions)
                                 -------------------------------------
   Balance at beginning of year  $4,400.0 $3,800.0 $ 1,300.0  $1,700.0
   ----------------------------
   New contracts                    710.0    600.0     800.0        --
   ----------------------------
   Terminations and maturities         --       --  (1,500.0)   (400.0)
   ----------------------------  -------- -------- ---------  --------
   Balance at end of year        $5,110.0 $4,400.0 $   600.0  $1,300.0
   ----------------------------  ======== ======== =========  ========

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
7.RESTRICTIONS, COMMITMENTS AND CONTINGENCIES CONTINUED

                                 Financial futures
                                 -------------------------------------
                                 Contracts            Options
                                 1995       1994      1995     1994
                                 ---------  --------  -------  -------
                                 (in millions)
                                 -------------------------------------
   Balance at beginning of year  $   382.5  $   33.1  $    --  $    --
   ----------------------------
   New contracts                     810.5   1,087.7    181.6    308.0
   ----------------------------
   Terminations and maturities    (1,193.0)   (738.3)  (181.6)  (308.0)
   ----------------------------  ---------  --------  -------  -------
   Balance at end of year        $      --  $  382.5  $    --  $    --
   ----------------------------  =========  ========  =======  =======

                                 Foreign currency derivatives
                                 -----------------------------------------
                                 Foreign
                                 exchange         Foreign       Foreign
                                 forward          currency      currency
                                 contracts        options       swaps
                                 1995     1994    1995     1994 1995  1994
                                 -------  ------  -------  ---- ----- ----
                                 (in millions)
                                 -----------------------------------------
   Balance at beginning of year  $  21.2  $   --  $    --  $ -- $  -- $ --
   ----------------------------
   New contracts                   131.2    38.5    356.6    --  15.0   --
   ----------------------------
   Terminations and maturities    (136.7)  (17.3)  (257.4)   --    --   --
   ----------------------------  -------  ------  -------  ---- ----- ----
   Balance at end of year        $  15.7  $ 21.2  $  99.2  $ -- $15.0 $ --
   ----------------------------  =======  ======  =======  ==== ===== ====

  Interest rate caps
  The interest rate cap agreements, which expire in 1997 through 2003, entitle Lincoln Life to receive payments from the counterparties on specified future reset dates, contin-gent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate times the notional amount divided by four. The purpose of Lincoln Life's interest rate cap agreement program is to protect its annuity line of business from the effect of fluctuating in-terest rates. The premium paid for the interest rate caps is included in other assets ($22,700,000 and $23,400,000 as of December 31, 1995 and 1994, respectively) and is being amor-tized over the terms of the agreements and is included in net investment income.

  Spread locks
  Spread-lock agreements in effect at December 31, 1995 all expire in 2005. Spread-lock agreements provide for a lump sum payment to or by Lincoln Life depending on whether the spread between the swap rate and a specified U.S. Treasury note is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity U.S. Treasury security and the price sensitivity of the swap at that time, expressed in dollars per basis point. The purpose of Lincoln Life's spread-lock program is to protect a portion of its fixed ma-turity securities against widening of spreads.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED

  Lincoln Life is exposed to credit loss in the event of nonperformance by counterparties on interest rate cap agreements, spread-lock agreements, in-terest rate swaps, foreign exchange forward contracts, foreign currency op-tions and foreign currency swaps, but Lincoln Life does not anticipate non-performance by any of these counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value for such agreements with each counterparty if the net market value is in Lincoln Life's favor. At December 31, 1995, the exposure was $6,900,000.

8.FAIR VALUE OF FINANCIAL INSTRUMENTS
  The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of Lincoln Life's financial instruments. Considerable judgment is required to develop these fair values and, accord-ingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one time, current market exchange of all of Lincoln Life's financial instruments.

  Fixed maturity and equity securities
  Fair values for fixed maturity securities are based on quoted market pric-es, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discount-ing expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.

  Mortgage loans on real estate
  The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income when compared to the expected yield for mortgages having sim-ilar characteristics. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service cov-erage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective in-terest rate, at the loan's market price or the fair value of the collateral if the loan is collateral dependent.
7.RESTRICTIONS, COMMITMENTS AND
  CONTINGENCIES CONTINUED

  Financial futures
  Lincoln Life uses exchange-traded financial futures contracts and options on those financial futures to hedge against interest rate risks and to man-age duration of a portion of its fixed maturity securities. Financial futures contracts obligate Lincoln Life to buy or sell a financial instru-ment at a specified future date for a specified price and may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. Options on financial futures give Lincoln Life the right, but not the obli-gation, to assume a long or short position in the underlying futures at a specified price during a specified time period.

  Foreign currency derivatives
  Lincoln Life uses a combination of foreign exchange forward contracts, for-eign currency options and foreign currency swaps, all of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate Lincoln Life to deliver a specified amount of currency at a future date at a specified exchange rate. Foreign currency options give Lincoln Life the right, but not the obligation, to buy or sell a foreign currency at a specific exchange rate during a speci-fied time period. A foreign currency swap is a contractual agreement to ex-change the currencies of two different countries pursuant to an agreement to reexchange the two currencies at the same rate of exchange at a speci-fied future date.

  Additional derivative information
  Expenses for the agreements and contracts described above amounted to $5,600,000 and $5,400,000 in 1995 and 1994, respectively. Deferred losses of $21,800,000 as of December 31, 1995, resulting from (1) terminated and expired spread-lock agreements, (2) financial futures contracts and (3) op-tions on financial futures, are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such securities.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED

  Short-term and long-term debt
  Fair values for long-term debt issues are estimated using discounted cash flow analysis based on Lincoln Life's current incremental borrowing rate for similar types of borrowing arrangements. For short-term debt, the car-rying value approximates fair value.

  Guarantees
  Lincoln Life's guarantees include guarantees related to real estate part-nerships and mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is insignificant. Fair values for all other guarantees are based on fees that would be charged currently to enter into similar agreements, taking into consideration the remaining terms of the agreements and the counterparties' credit standing.

  Derivatives
  Lincoln Life's derivatives include interest rate cap agreements, spread-lock agreements, foreign currency exchange contracts, financial futures contracts, options on financial futures, interest rate swaps, foreign cur-rency options and foreign currency swaps. Fair values for these contracts are based on current settlement values. The current settlement values are based on quoted market prices for the foreign currency exchange contracts, financial future contracts and options on financial futures and on broker-age quotes, which utilized pricing models or formulas using current assump-tions, for all other swaps and agreements.

  Investment commitments
  Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real es-tate are based on the difference between the value of the committed invest-ments as of the date of the accompanying balance sheets and the commitment date, which would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.
8.FAIR VALUE OF FINANCIAL
  INSTRUMENTS CONTINUED

  Policy loans
  The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consis-tent with the maturity durations assumed. These durations were based on historical experience.

  Other investments and cash and invested cash
  The carrying value for assets classified as other investments and cash and invested cash in the accom-panying balance sheets approximates their fair value.

  Investment type insurance contracts
  The balance sheet captions, "Future policy benefits, claims and claims ex-penses" and "Contractholder funds," include investment type insurance con-tracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest con-tracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations based on interest rates currently being offered on similar contracts with maturities consistent with those remain-ing for the contracts being valued.

  The remainder of the balance sheet captions, "Future policy benefits, claims and claims expenses" and "Contractholder funds," that do not fit the definition of "investment type insurance contracts" are considered insur-ance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by Lincoln Life. It is Lincoln Life's position that the disclosure of the fair value of these insurance contracts is important in that readers of these financial statements could draw inappropriate conclusions about Lincoln Life's shareholder's equity determined on a fair value basis if only the fair value of assets and lia-bilities defined as financial instruments are disclosed. Lincoln Life and other companies in the insurance industry are monitoring the related ac-tions of the various rule-making bodies and attempting to determine an ap-propriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
8.FAIR VALUE OF FINANCIAL INSTRUMENTS CONTINUED
  The carrying values and estimated fair values of Lincoln
  Life's financial instruments are as follows:

                              December 31
                              1995                    1994
                                ---------------------------------------------
                              Carrying    Fair        Carrying    Fair
   Assets (Liabilities)       value       value       value       value
  ---------------------------------------------------------------------------
                              (in millions)
                              ----------------------------------------------
   Fixed maturity securities  $ 20,414.8  $ 20,414.8  $ 17,692.2  $ 17,692.2
   -------------------------
   Equity securities               598.4       598.4       456.3       456.3
   -------------------------
   Mortgage loans on real
    estate                       3,147.8     3,330.5     2,795.9     2,720.6
   -------------------------
   Policy loans                    565.3       557.4       528.7       508.1
   -------------------------
   Other investments               241.2       241.2       158.2       158.2
   -------------------------
   Cash and invested cash          802.7       802.7       990.9       990.9
   -------------------------
   Investment type insurance
    contracts:
   -------------------------
   . Deposit contracts and
     certain guaranteed
     interest contracts        (15,390.8)  (15,179.1)  (14,294.7)  (14,052.5)
   -------------------------
   . Remaining guaranteed
     interest and similar
     contracts                  (2,470.9)   (2,396.5)   (2,485.5)   (2,423.9)
   -------------------------
   Short-term debt                (124.8)     (124.8)     (153.7)     (153.7)
   -------------------------
   Long-term debt                  (40.8)      (36.7)      (54.8)      (57.0)
   -------------------------
   Derivatives                      23.7         5.8        19.4        30.5
   -------------------------
   Investment commitments             --         (.8)         --         (.5)
   -------------------------

  As of December 31, 1995 and 1994, the carrying values of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $333,797,000 and $399,000,000, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of de-ferred acquisition costs in order that they be comparable with the fair value basis.

9.SEGMENT INFORMATION
  Lincoln Life has two major business segments: Life Insurance and Annuities and Reinsurance. The Life Insurance and Annui-ties segment offers universal life, pension products and other individual coverages through a network of career agents, independent general agencies and insurance agencies located within a variety of financial institutions. These products are sold throughout the United States by Lincoln Life. Reinsurance sells reinsurance products and services to insurance companies, HMOs, self-funded employers and other primary risk accepting organizations in the U.S. and econom-ically attractive international markets. Effective in the fourth quarter of 1995, operating results of the direct dis-ability income business previously included in the Life In-surance and Annuities segment is now included in the Rein-surance segment. This direct disability income business, which is no longer being sold, is now managed by the Rein-surance segment along with its disability income business. Prior to the sale of 100% of the ownership of its primary underwriter of employee life-health benefit coverages in 1994 (see Note 10), the Employee Life-Health Benefits seg-ment distributed group life and health insurance, managed health care and other related coverages through career agents and independent general agencies. Activity which is not included in the major business segments is shown as "Other Operations."

  "Other Operations" includes operations not directly related to the business segments and unallocated corporate items (i.e., corporate investment income, interest expense on cor-porate debt and unallocated corporate overhead expenses).

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
9.SEGMENT INFORMATION CONTINUED
  The revenue, pre-tax income and assets by segment for 1993 through 1995 are as follows:

                                            Year ended December 31
                                            1995      1994      1993
                                               ---------------------------
                                            (in millions)
                                            -----------------------------
   Revenue:
   . Life Insurance and Annuities           $ 2,569.2 $ 2,065.3 $ 2,341.9
   ---------------------------------------
   . Reinsurance                                751.2     660.4     610.7
   ---------------------------------------
   . Employee Life-Health Benefits                 --     314.9   1,326.8
   ---------------------------------------
   . Other Operations                            16.1      74.6     (28.8)
   ---------------------------------------  --------- --------- ---------
                                            $ 3,336.5 $ 3,115.2 $ 4,250.6
                                            ========= ========= =========
   Income (loss) before income taxes and
   cumulative effect of accounting change:
   . Life Insurance and Annuities           $   361.0 $    75.6 $   265.3
   ---------------------------------------
   . Reinsurance                                 83.5      93.9      31.6
   ---------------------------------------
   . Employee Life-Health Benefits                 --      22.9      83.0
   ---------------------------------------
   . Other Operations                             5.0      67.8     (44.2)
   ---------------------------------------  --------- --------- ---------
                                            $   449.5 $   260.2 $   335.7
                                            ========= ========= =========
   Assets:
   . Life Insurance and Annuities           $45,280.0 $37,675.9 $36,021.0
   ---------------------------------------
   . Reinsurance                              3,383.5   2,311.5   2,328.9
   ---------------------------------------
   . Employee Life-Health Benefits                 --        --     588.5
   ---------------------------------------
   . Other Operations                           923.6   1,038.1     770.0
   ---------------------------------------  --------- --------- ---------
                                            $49,587.1 $41,025.5 $39,708.4
                                            ========= ========= =========

  Provisions for depreciation and capital additions were not material.

10.SALE OF AFFILIATES
  In December 1993, Lincoln Life recorded a provision for loss of $98,500,000 (also $98,500,000 after-tax) in the "Other
  Operations" segment for the sale of Security-Connecticut Life Insurance Company (Security-Connecticut). The sale was completed on February 2, 1994 through an initial public of-fering and Lincoln Life received cash and notes, net of re-lated expenses, totaling $237,700,000. The loss on sale and disposal expenses did not differ materially from the esti-mate recorded in the fourth quarter of 1993. For the year ended December 31, 1993, Security-Connecticut, which oper-ated in the Life Insurance and Annuities segment, had reve-nue of $274,500,000 and net income of $24,000,000.

  In 1994, Lincoln Life completed the sale of 100% of the com-mon stock of EMPHESYS (parent company of Employers Health Insurance Company, which comprised the Employee Life-Health Benefits segment) for $348,200,000 of cash, net of related expenses, and a $50,000,000 promissory note. A gain on sale of $69,000,000 (also $69,000,000 after-tax) was recognized in 1994 in "Other Operations". For the year ended December 31, 1993, EMPHESYS had revenues of $1,304,700,000 and net income of $55,300,000. EMPHESYS had revenue and net income of $314,900,000 and $14,400,000, respectively, during the three months of ownership in 1994.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED

  Lincoln Life provides services to and receives services from affiliated companies which resulted in a net receipt of $7,500,000, $13,900,000 and $18,900,000 in 1995, 1994 and 1993, respectively.

  Lincoln Life both cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income includes reinsurance transactions with affiliated companies as follows:

                      Year ended
                      December 31
                      1995   1994
                          ---------
                      (in millions)
                          ---------
   Insurance assumed  $ 17.6 $ 19.8
   -----------------
   Insurance ceded     214.4  481.3
   -----------------

  The balance sheets include reinsurance balances with affiliated companies as follows:

                                                        December 31
                                                        1995     1994
                        -----------------------------------------------
                                                        (in millions)
                        -----------------------------------------------
   Future policy benefits and claims assumed            $  344.8 $341.3
   ---------------------------------------------------
   Future policy benefits and claims ceded               1,344.5  857.7
   ---------------------------------------------------
   Amounts recoverable on paid and unpaid losses            65.9   36.8
   ---------------------------------------------------
   Reinsurance payable on paid losses                        5.5    3.5
   ---------------------------------------------------
   Funds held under reinsurance treaties-net liability     712.3  238.4
   ---------------------------------------------------

  Substantially all reinsurance ceded to affiliated companies is with unau-thorized companies. To take a reserve credit for such reinsurance, Lincoln Life holds assets from the reinsurer, including funds held under reinsur-ance treaties, and is the beneficiary on letters of credit aggregating $340,800,000 and $308,200,000 at December 31, 1995 and 1994, respectively.
  At December 31, 1995 and 1994, LNC had guaranteed $275,300,000 and $298,200,000, respectively, of these letters of credit. At December 31, 1995, Lincoln Life has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $241,900,000 for stat-utory surplus relief received under financial reinsurance ceded agreements.

11.SUBSEQUENT EVENT
  In January 1996, LNC announced that it had signed a definitive agreement to acquire the group tax-sheltered annuity business of UNUM Corporation's af-filiates. This purchase is expected to be completed in the form of a rein-surance transaction with an initial ceding commission of approximately $70,000,000. This ceding commission represents the present value of busi-ness in-force and, accordingly, will be classified as other intangible as-sets upon the close of this transaction. This transaction, which is ex-pected to close in the third quarter of 1996, will increase LNC's assets and policy liabilities and accruals by approximately $3,200,000,000.

12.TRANSACTIONS WITH AFFILIATES
  A wholly owned subsidiary of LNC, Lincoln Financial Group, Inc. ("LFGI"), has a nearly exclusive general agents contract with Lincoln Life under which it sells Lincoln Life's products and provides the service that other-wise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, Lincoln Life paid LFGI override commissions and operating expense allowances of $81,900,000, $78,500,000 and $74,500,000 in 1995, 1994 and 1993, respec-
  tively. LFGI incurred expenses of $10,400,000, $10,700,000 and $10,500,000 in 1995, 1994 and 1993, respectively, in excess of the override commission and operating expense allowances received from Lincoln Life, which Lincoln Life is not required to reimburse.

  Cash and invested cash at December 31, 1995 and 1994 include Lincoln Life's participation in a short-term investment pool with LNC of $333,800,000 and $428,300,000, respectively. Related investment income amounted to $22,500,000, $17,100,000 and $9,100,000 in 1995, 1994 and 1993, respective-
  ly. Short-term debt at December 31, 1995 and 1994 includes $67,000,000 and $68,600,000, respectively, borrowed from LNC. Lincoln Life paid interest to LNC of $24,000, $8,000 and $137,000 in 1995, 1994 and 1993, respectively.

FINANCIAL SCHEDULES

The following consolidated financial statement schedules of Lincoln National Life Insurance Company and subsidiaries are included on pages G-32 through G-36:

I. Summary of Investments--Other than Investments in Related
   Parties -- December 31, 1995

III. Supplementary Insurance Information Years ended Decem-ber 31, 1995, 1994 and 1993

IV. Reinsurance -- Years ended December 31, 1995, 1994 and
    1993

V. Valuation and Qualifying Accounts -- Years ended December
   31, 1995, 1994 and 1993

All other schedules for which provision is made in the ap-plicable accounting regulation of the Securities and Ex-change Commission are not required under the related in-structions, are inapplicable or the required information is included in the consolidated financial statements, and therefore have been omitted.

LINCOLN NATIONAL LIFE INSURANCE CO. AND SUBSIDIARIES

SCHEDULE I

SUMMARY OF INVESTMENTS --
OTHER THAN INVESTMENTS IN RELATED PARTIES

DECEMBER 31, 1995

Column A                                Column B    Column C    Column D
------------------------------------------------------------------------------
                                                                Amount at
                                                                which shown
                                                                in the
                                                                balance
Type of Investment                      Cost        Value       sheet
------------------------------------------------------------------------------
                                        (000's omitted)
                                        -----------------------------------
Fixed maturity securities available-
for-sale:
 Bonds:
 . United States Government and
   government agencies and authorities  $   569,552 $   653,444 $   653,444
 --------------------------------------
 . States, municipalities and political
   subdivisions                              12,325      12,375      12,375
 --------------------------------------
 . Mortgage-backed securities             4,891,521   5,184,751   5,184,751
 --------------------------------------
 . Foreign governments                      927,901     997,567     997,567
 --------------------------------------
 . Public utilities                       2,572,309   2,772,990   2,772,990
 --------------------------------------
 . Convertibles and bonds with warrants
   attached                                 181,431     199,658     199,658
 --------------------------------------
 . All other corporate bonds              9,658,371  10,551,770  10,551,770
 --------------------------------------
 Redeemable preferred stocks                 39,427      42,230      42,230
 -------------------------------------- ----------- ----------- -----------
Total fixed maturity securities          18,852,837  20,414,785  20,414,785
---------------------------------------
Equity securities available-for-sale:
 Common stocks:
 . Public utilities                           8,980      10,989      10,989
 --------------------------------------
 . Banks, trust and insurance companies      74,897      89,197      89,197
 --------------------------------------
 . Industrial, miscellaneous and all
   other                                    345,434     436,556     436,556
 --------------------------------------
 Nonredeemable preferred stocks              50,950      61,693      61,693
 -------------------------------------- ----------- ----------- -----------
Total equity securities                     480,261     598,435     598,435
---------------------------------------
Mortgage loans on real estate             3,176,275               3,147,783(A)
Real estate:
 . Investment properties                    635,135                 635,135
 --------------------------------------
 . Acquired in satisfaction of debt         157,441                 110,888(A)
 --------------------------------------
Policy loans                                565,325                 565,325
---------------------------------------
Other investments                           253,015                 241,219(A)
--------------------------------------- -----------             -----------
Total investments                       $24,120,189             $25,713,570
--------------------------------------- ===========             ===========


(A) Investments which are deemed to have declines in value that are other than temporary are written down or reserved for to reduce their carrying value to their estimated realizable value.

LINCOLN NATIONAL LIFE INSURANCE CO. AND SUBSIDIARIES

SCHEDULE III

SUPPLEMENTARY INSURANCE INFORMATION

Column A                 Column B     Column C      Column D  Column E     Column F
--------------------------------------------------------------------------------------
                                      Future policy
                                      benefits,               Other policy
                         Deferred     claims and              claims and
                         acquisition  claim         Unearned  benefits     Premium
Segment                  costs        expenses      premiums  payable      revenue (A)
--------------------------------------------------------------------------------------
                         (000's omitted)
                         ------------------------------------------------------------
Year ended December 31,
 1995:
 Life insurance and
  annuities              $  713,213    $6,530,475   $ 9,145       $--      $  685,258
 ----------------------
 Reinsurance                247,921     1,855,039    45,951        --         611,416
 ----------------------
 Other (including
  consolidating
  adjustments)               (7,300)       49,505        78        --             622
 ----------------------
                         ----------    ----------   -------       ---      ----------
                         $  953,834    $8,435,019   $55,174       $--      $1,297,296
                         ==========    ==========   =======       ===      ==========
Year ended December 31,
 1994:
 Life insurance and
  annuities              $1,427,692    $5,888,581   $11,201       $--      $  647,416
 ----------------------
 Reinsurance                304,913     1,626,033    51,618        --         542,034
 ----------------------
 Employee life-health
  benefits                       --            --        --        --         299,338
 ----------------------
 Other (including
  consolidating
  adjustments)                3,921        26,158    (1,347)       --           1,076
 ----------------------
                         ----------    ----------   -------       ---      ----------
                         $1,736,526    $7,540,772   $61,472       $--      $1,489,864
                         ==========    ==========   =======       ===      ==========
Year ended December 31,
 1993:
 Life insurance and
  annuities              $  999,126    $6,782,207   $ 5,188       $--      $  662,353
 ----------------------
 Reinsurance                298,787     1,616,088    54,157        --         491,397
 ----------------------
 Employee life-health
  benefits                       --       228,892        --        --       1,243,576
 ----------------------
 Other (including
  consolidating
  adjustments)                   --       171,043       315        --             387
 ----------------------
                         ----------    ----------   -------       ---      ----------
                         $1,297,913    $8,798,230   $59,660       $--      $2,397,713
                         ==========    ==========   =======       ===      ==========



(A) Includes insurance fees on universal life and other interest sensitive products.

LINCOLN NATIONAL LIFE INSURANCE CO. AND SUBSIDIARIES

SCHEDULE III

SUPPLEMENTARY INSURANCE INFORMATION CONTINUED

Column A                 Column G       Column H         Column I     Column J     Column K
-------------------------------------------------------------------------------------------
                                                         Amortization
                                        Benefits, claims of deferred  Other
                         Net investment and claim        acquisition  operating    Premium
Segment                  income (B)     expenses         costs        expenses (B) written
-------------------------------------------------------------------------------------------
                         (000's omitted)
                         ------------------------------------------------------------------
Year ended December 31,
 1995:
 Life insurance and
  annuities                $1,741,231      $1,649,119      $298,020     $261,016    $  --
 ----------------------
 Reinsurance                  134,000         472,198       101,729       93,750       --
 ----------------------
 Other (including
  consolidating
  adjustments)                 24,399           1,299            --        9,898       --
 ----------------------    ----------      ----------      --------     --------    -----
                           $1,899,630      $2,122,616      $399,749     $364,664    $  --
                           ==========      ==========      ========     ========    =====
Year ended December 31,
 1994:
 Life insurance and
  annuities                $1,542,552      $1,554,479      $ 85,697     $349,529    $  --
 ----------------------
 Reinsurance                  116,957         419,266        29,477      117,238       --
 ----------------------
 Employee life-health
  benefits (C)                 10,838         218,672            --       73,355       --
 ----------------------
 Other (including
  consolidating
  adjustments)                  3,634           1,630            --        5,682       --
 ----------------------    ----------      ----------      --------     --------    -----
                           $1,673,981      $2,194,047      $115,174     $545,804    $  --
                           ==========      ==========      ========     ========    =====
Year ended December 31,
 1993:
 Life insurance and
  annuities                $1,676,163      $1,615,883      $197,363     $268,066    $  --
 ----------------------
 Reinsurance                  115,582         467,824        38,351       72,840       --
 ----------------------
 Employee life-health
  benefits                     54,513         943,235            --      300,648       --
 ----------------------
 Other (including
  consolidating
  adjustments)                (22,799)          6,197         5,275         (744)      --
 ----------------------    ----------      ----------      --------     --------    -----
                           $1,823,459      $3,033,139      $240,989     $640,810    $  --
                           ==========      ==========      ========     ========    =====



(B) The allocation of expenses between investments and other operations are based on a number of assumptions and estimates. Results would change if different methods were applied.

(C) Includes data through the March 21, 1994 date of sale of the direct writer of employee life-health coverages.

LINCOLN NATIONAL LIFE INSURANCE CO. AND SUBSIDIARIES

SCHEDULE IV

REINSURANCE (A)

Column A                 Column B     Column C    Column D     Column E     Column F
--------------------------------------------------------------------------------------
                                                                            Percentage
                                      Ceded       Assumed                   of amount
                         Gross        to other    from other                assumed to
Segment                  amount       companies   companies    Net amount   net
--------------------------------------------------------------------------------------
                         (000's omitted)
                         -------------------------------------------------------------
Year ended December 31,
 1995:
 Life insurance in force $ 51,570,782 $17,612,782 $142,794,000 $176,752,000 80.8%
 -----------------------
 Premiums:
 -----------------------
  Health insurance            302,463     299,222      273,572      276,813 98.8
  ----------------------
  Life insurance (B)          658,936     142,523      504,070    1,020,483 49.4
  ---------------------- ------------ ----------- ------------ ------------
                         $    961,399 $   441,745 $    777,642 $  1,297,296
                         ============ =========== ============ ============
Year ended December 31,
 1994:
 Life insurance in force $ 79,802,000 $45,822,000 $125,640,000 $159,620,000 78.7%
 -----------------------
 Premiums:
 -----------------------
  Health insurance            666,609     496,090      359,659      530,178 67.8
  ----------------------
  Life insurance (B)          629,185     220,678      551,179      959,686 57.4
  ---------------------- ------------ ----------- ------------ ------------
                         $  1,295,794 $   716,768 $    910,838 $  1,489,864
                         ============ =========== ============ ============
Year ended December 31,
 1993:
 Life insurance in force $135,401,000 $61,401,000 $109,257,000 $183,257,000 59.6%
 -----------------------
 Premiums:
 -----------------------
  Health insurance          1,387,414     217,705      262,171    1,431,880 18.3
  ----------------------
  Life insurance (B)          771,408     350,907      545,332      965,833 56.5
  ---------------------- ------------ ----------- ------------ ------------
                         $  2,158,822 $   568,612 $    807,503 $  2,397,713
                         ============ =========== ============ ============




(B) Includes insurance fees on universal life and other interest sensitive products.

LINCOLN NATIONAL LIFE INSURANCE CO. AND SUBSIDIARIES

SCHEDULE V

VALUATION AND QUALIFYING ACCOUNTS

Column A                 Column B   Column C                Column D    Column E
---------------------------------------------------------------------------------
                                    Additions
                                    -----------------------
                                    (1)          (2)
                                                 Charged to
                         Balance at Charged      other      Deductions- Balance
                         beginning  to costs and accounts-  describe    at end of
Description              of period  expenses (A) describe   (B)         period
---------------------------------------------------------------------------------
                         (000's omitted)
                         --------------------------------------------------------
Year ended December 31,
 1995:
 Deducted from asset
  accounts:
 . Reserve for mortgage
   loans
   on real estate         $ 56,614    $  2,659     $   --    $ (30,781) $ 28,492
 -----------------------
 . Reserve for real
   estate                   65,186      (7,227)        --      (11,406)   46,553
 -----------------------
 . Reserve for other
   long-term investments    13,492      (1,541)        --         (155)   11,796
 -----------------------
Year ended December 31,
 1994:
 Deducted from asset
  accounts:
 . Reserve for mortgage
   loans
   on real estate         $220,671    $ 19,464     $   --    $(183,521) $ 56,614
 -----------------------
 . Reserve for real
   estate                  121,427      13,058         --      (69,299)   65,186
 -----------------------
 . Reserve for other
   long-term investments    26,730         262         --      (13,500)   13,492
 -----------------------
 Included in other
  liabilities:
  Investment guarantees      1,804       4,280         --       (6,084)       --
 -----------------------
Year ended December 31,
 1993:
 Deducted from asset
  accounts:
 . Reserve for mortgage
   loans
   on real estate         $129,093    $136,717     $   --    $ (45,139) $220,671
 -----------------------
 . Reserve for real
   estate                  114,178      21,776         --      (14,527)  121,427
 -----------------------
 . Reserve for other
   long-term investments    31,582       3,905         --       (8,757)   26,730
 -----------------------
 Included in other
  liabilities:
  Investment guarantees     12,550       1,674         --      (12,420)    1,804
 -----------------------

(A) Exclude charges for the direct write-off of assets. The negative amounts represent improvements in the underlying assets for which valuation ac-counts had previously been established.

(B) Deductions reflect sales or foreclosures of the underlying holdings.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors
Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of Lincoln National Life Insurance Co., a wholly owned sub-sidiary of Lincoln National Corp., as of December 31, 1995 and 1994, and the related consolidated statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 1995. Our audits also included the financial statement schedules listed on page G-
31. These financial statements and schedules are the respon-sibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally ac-cepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the fi-nancial statements. An audit also includes assessing the ac-counting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Lincoln National Life Insurance Co. at December 31, 1995 and 1994, and the consolidated result of its operations and its cash flows for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial state-ments, in 1993 the Company changed its method of accounting for postretirement benefits other than pensions, accounting for impairment of loans and accounting for certain invest-ments in debt and equity securities.

                              /s/ Ernst & Young LLP

Fort Wayne, Indiana
February 7, 1996

LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS--STATUTORY BASIS

                                                                                    December 31
                                                                                    1996       1995
                                                                                    ---------  ---------
                                                                                    (in millions)
                                                                                    --------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                                               $19,389.6  $17,729.7
-------------------------------------------------------------------------------------------------------
Preferred stocks                                                                        239.7       89.9
-------------------------------------------------------------------------------------------------------
Unaffiliated common stocks                                                              358.3      535.5
-------------------------------------------------------------------------------------------------------
Affiliated common stocks                                                                241.5      193.0
-------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                         2,976.7    2,909.7
-------------------------------------------------------------------------------------------------------
Real estate                                                                             621.3      655.2
-------------------------------------------------------------------------------------------------------
Policy loans                                                                            626.5      515.8
-------------------------------------------------------------------------------------------------------
Other investments                                                                       282.7      248.0
-------------------------------------------------------------------------------------------------------
Cash and short-term investments                                                         759.2      780.9
----------------------------------------------------------------------------------- ---------  ---------
Total cash and investments                                                           25,495.5   23,657.7
-------------------------------------------------------------------------------------------------------
Premiums and fees in course of collection                                                60.9       17.1
-------------------------------------------------------------------------------------------------------
Accrued investment income                                                               343.6      342.5
-------------------------------------------------------------------------------------------------------
Funds withheld by ceding companies                                                       25.8      595.3
-------------------------------------------------------------------------------------------------------
Other admitted assets                                                                   355.7      217.7
-------------------------------------------------------------------------------------------------------
Separate account assets                                                              23,735.1   18,461.6
----------------------------------------------------------------------------------- ---------  ---------
Total admitted assets                                                               $50,016.6  $43,291.9
----------------------------------------------------------------------------------- =========  =========
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                                                   $ 5,954.0  $ 5,713.3
-------------------------------------------------------------------------------------------------------
Other policyholder funds                                                             17,262.4   15,598.5
-------------------------------------------------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee                             250.2      499.3
-------------------------------------------------------------------------------------------------------
Funds held under reinsurance treaties                                                   564.6    1,053.5
-------------------------------------------------------------------------------------------------------
Asset valuation reserve                                                                 375.5      270.0
-------------------------------------------------------------------------------------------------------
Interest maintenance reserve                                                             76.7      116.3
-------------------------------------------------------------------------------------------------------
Other liabilities                                                                       490.9      391.3
-------------------------------------------------------------------------------------------------------
Federal income taxes                                                                      4.3        3.2
-------------------------------------------------------------------------------------------------------
Net transfers due from separate accounts                                               (659.7)    (548.0)
-------------------------------------------------------------------------------------------------------
Separate account liabilities                                                         23,735.1   18,461.6
----------------------------------------------------------------------------------- ---------  ---------
Total liabilities                                                                    48,054.0   41,559.0
-------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
 Authorized, issued and outstanding shares--10 million (owned by Lincoln National
 Corporation)                                                                            25.0       25.0
-------------------------------------------------------------------------------------------------------
Paid-in surplus                                                                         883.4      783.4
-------------------------------------------------------------------------------------------------------
Unassigned surplus                                                                    1,054.2      924.5
----------------------------------------------------------------------------------- ---------  ---------
Total capital and surplus                                                             1,962.6    1,732.9
----------------------------------------------------------------------------------- ---------  ---------
Total liabilities and capital and surplus                                           $50,016.6  $43,291.9
----------------------------------------------------------------------------------- =========  =========

See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF INCOME--STATUTORY BASIS

                                                     Year ended December 31
                                                     1996     1995     1994
                                                        -----------------------
                                                     (in millions)
                                                     --------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                $7,268.5 $4,899.1 $5,648.7
-------------------------------------------------------------------------------
Net investment income                                 1,756.3  1,772.2  1,606.8
-------------------------------------------------------------------------------
Amortization of interest maintenance reserve             27.2     34.0      9.8
-------------------------------------------------------------------------------
Commissions and expense allowances on reinsurance
 ceded                                                   90.9     98.3    145.0
-------------------------------------------------------------------------------
Expense charges on deposit funds                        100.7     83.2     70.5
-------------------------------------------------------------------------------
Other income                                             16.8     14.5     15.6
---------------------------------------------------  -------- -------- --------
Total revenues                                        9,260.4  6,901.3  7,496.4
-------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
Benefits and settlement expenses                      5,989.9  4,184.0  5,071.6
-------------------------------------------------------------------------------
Underwriting, acquisition, insurance and other
 expenses                                             2,878.5  2,345.7  2,136.1
---------------------------------------------------  -------- -------- --------
Total benefits and expenses                           8,868.4  6,529.7  7,207.7
---------------------------------------------------  -------- -------- --------
Gain from operations before dividends to
policyholders, income taxes and net realized gain
on investments                                          392.0    371.6    288.7
-------------------------------------------------------------------------------
Dividends to policyholders                               27.3     27.3     18.0
---------------------------------------------------  -------- -------- --------
Gain from operations before federal income taxes
 and net realized gain on investments                   364.7    344.3    270.7
-------------------------------------------------------------------------------
Federal income taxes                                     83.6    103.7     52.8
---------------------------------------------------  -------- -------- --------
Gain from operations before net realized gain on
 investments                                            281.1    240.6    217.9
-------------------------------------------------------------------------------
Net realized gain on investments, net of income tax
expense (benefits) [1996--$28.5; 1995--$48.1;
1994--$(178.1)] and excluding net transfers to
(from) the interest maintenance reserve [1996--
$(12.4); 1995--$94.9; 1994--$(147.1)]                    53.3     43.9    124.0
---------------------------------------------------  -------- -------- --------
Net income                                           $  334.4 $  284.5 $  341.9
---------------------------------------------------  ======== ======== ========


See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS--STATUTORY BASIS

                                                                  Year
                                                                  ended
                                                                  December
                                                                  31
                                                                  1996      1995      1994
                                                                  --------  --------  --------
                                                                  (in millions)
                                                                  ----------------------------
Capital and surplus at beginning of year                          $1,732.9  $1,679.6  $1,302.5
----------------------------------------------------------------
CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income                                                           334.4     284.5     341.9
----------------------------------------------------------------
Differences in cost and admitted investment amounts                   38.6     143.2    (123.3)
----------------------------------------------------------------
Nonadmitted assets                                                    (3.0)      2.9      (3.2)
----------------------------------------------------------------
Regulatory liability for reinsurance                                   0.6      (2.0)     (1.1)
----------------------------------------------------------------
Life policy reserve valuation basis                                   (0.4)      2.9      (1.3)
----------------------------------------------------------------
Asset valuation reserve                                             (105.5)   (112.5)     83.8
----------------------------------------------------------------
Mortgage loan, real estate and other investment reserves                --       2.2     218.6
----------------------------------------------------------------
Paid-in surplus                                                      100.0      15.1        --
----------------------------------------------------------------
Separate account receivable due to change in valuation                  --      27.0        --
----------------------------------------------------------------
Accounting for separate account contracts                               --        --     (13.3)
----------------------------------------------------------------
Dividends to shareholder                                            (135.0)   (310.0)   (125.0)
----------------------------------------------------------------  --------  --------  --------
Capital and surplus at end of year                                $1,962.6  $1,732.9  $1,679.6
----------------------------------------------------------------  ========  ========  ========




SEE ACCOMPANYING NOTES.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS--STATUTORY BASIS

                                                                  Year ended December 31
                                                                  1996        1995        1994
                                                                  ----------------------------------
                                                                  (in millions)
                                                                  ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received       $  8,059.4  $  5,430.9  $  5,654.5
-------------------------------------------------------------------------------------
Allowances and reserve adjustments received (paid) on
 reinsurance ceded                                                    (767.5)     (383.6)      137.1
-------------------------------------------------------------------------------------
Investment income received                                           1,700.6     1,713.2     1,588.5
-------------------------------------------------------------------------------------
Benefits paid                                                       (4,050.4)   (3,239.6)   (3,054.1)
-------------------------------------------------------------------------------------
Insurance expenses paid                                             (2,972.2)   (2,513.5)   (2,542.5)
-------------------------------------------------------------------------------------
Federal income taxes recovered (paid)                                  (72.3)       38.4      (191.8)
-------------------------------------------------------------------------------------
Dividends to policyholders                                             (27.7)      (16.5)      (18.4)
-------------------------------------------------------------------------------------
Other income received and expenses paid, net                             6.3        14.4        59.2
-------------------------------------------------------------------------------------
                                                                  ----------  ----------  ----------
Net cash provided by operating activities                            1,876.2     1,043.7     1,632.5
-------------------------------------------------------------------------------------
INVESTING ACTIVITIES
Sale, maturity or repayment of investments                          12,542.0    13,183.9    11,877.0
-------------------------------------------------------------------------------------
Purchase of investments                                            (14,175.4)  (14,049.6)  (12,871.8)
-------------------------------------------------------------------------------------
Other uses                                                            (266.5)      (64.0)     (123.4)
-------------------------------------------------------------------------------------
                                                                  ----------  ----------  ----------
Net cash used in investing activities                               (1,899.9)     (929.7)   (1,118.2)
-------------------------------------------------------------------------------------
FINANCING ACTIVITIES
Surplus paid-in                                                        100.0        15.1          --
-------------------------------------------------------------------------------------
Proceeds from borrowings                                               100.0        63.0        63.0
-------------------------------------------------------------------------------------
Repayment of borrowings                                                (63.0)      (63.0)      (60.0)
-------------------------------------------------------------------------------------
Dividends paid to shareholder                                         (135.0)     (310.0)     (125.0)
-------------------------------------------------------------------------------------
                                                                  ----------  ----------  ----------
Net cash provided by (used in) financing activities                      2.0      (294.9)     (122.0)
-------------------------------------------------------------------------------------
                                                                  ----------  ----------  ----------
Net increase (decrease) in cash and short-term investments             (21.7)     (180.9)      392.3
-------------------------------------------------------------------------------------
Cash and short-term investments at beginning of year                   780.9       961.8       569.5
-------------------------------------------------------------------------------------
                                                                  ----------  ----------  ----------
Cash and short-term investments at end of year                    $    759.2  $    780.9  $    961.8
-------------------------------------------------------------------------------------
                                                                  ==========  ==========  ==========

See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS


1.SUMMARY OF SIGNIFICANT
  ACCOUNTING POLICIES

  ORGANIZATION AND OPERATIONS
  The Lincoln National Life Insurance Company ("Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in In-diana. As of December 31, 1996, the Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company, Lincoln National Health & Casualty Insurance Compa-ny, Lincoln National Reassurance Company and Lincoln Life & Annuity Company of New York.

  The Company's principal business consist of underwriting annuities, depos-it-type contracts, life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health busi-ness. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.

  USE OF ESTIMATES
  The preparation of financial statements requires management to make esti-mates and assumptions that affect amounts reported in the financial state-ments and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

  BASIS OF PRESENTATION
  The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from generally accepted accounting prin-ciples ("GAAP"). The more significant variances from GAAP are as follows:

  INVESTMENTS
  Bonds are reported at cost or amortized cost or market value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported di-rectly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and de-ferred income taxes.

  Investments in real estate are reported net of related obligation rather than on a gross basis.

  Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

  Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the gen-eral level of interest rates and amortizes those deferrals over the remain-ing period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the interest maintenance reserve. The asset valuation reserve is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, real-ized capital gains and losses are reported in the income statement on a pre-tax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

  SUBSIDIARIES
  The accounts and operations of the Company's subsidiaries are not consoli-dated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's subsidiaries are carried at their statutory-basis net equity.

  POLICY ACQUISITION COSTS
  The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For uni-versal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross prof-its, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

  NONADMITTED ASSETS
  Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying bal-ance sheets and are charged directly to unassigned surplus.

  PREMIUMS
  Premiums and deposits with respect to universal life policies and annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
  INCOME TAXES
  Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

  POLICYHOLDER DIVIDENDS
  Policyholder dividends are recognized when declared rather than over the term of the related policies.

  Other significant accounting practices are as follows:

  INVESTMENTS
  The discount or premium on bonds is amortized using the interest method. For mortgage-backed bonds, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect ac-tual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

  Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

  Preferred stocks are reported at cost or amortized cost.

  Common stocks are reported at market value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

  Policy loans are reported at unpaid balances.

  The Company uses various derivative instruments as part of its overall lia-bility-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the un-derlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the un-derlying hedged items are sold.

  Mortgage loans on real estate are reported at unpaid balances, less allow-ances for impairments. Real estate is reported at depreciated cost. As of June 30, 1994, the Company changed its method of accounting for reserves on impaired real estate and mortgage loans. The impaired investment is now shown on a pre-tax basis as a nonadmitted asset. Previously, these reserves were presented as a liability, net of related tax benefits, to approximate the impact on surplus if losses were realized.

  Realized investment gains and losses on investments sold are determined us-ing the specific identification method. Changes in admitted asset carrying amounts of
1.SUMMARY OF SIGNIFICANT
  ACCOUNTING POLICIES CONTINUED

  BENEFIT RESERVES
  Certain policy reserves are calculated based on statutorily required inter-est and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

  Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses; in the ac-companying statement of income, whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

  REINSURANCE
  Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

  A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not au-thorized by the Indiana Department of Insurance to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is es-tablished through a charge to income.

  Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs.

  Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using tradi-tional reinsurance accounting whereas such contracts would be accounted for using deposit accounting under GAAP.

  POSTRETIREMENT BENEFITS
  For purposes of calculating the Company's postretirement benefit obliga-tion, only vested employees and current retirees are included in the valua-tion. Under GAAP, active employees not currently eligible would also be in-cluded.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

  CLAIMS AND CLAIM ADJUSTMENT EXPENSES
  Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are con-tinually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current opera-tions.

  REINSURANCE CEDED AND ASSUMED
  Reinsurance premiums and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original pol-icies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on funds withheld are reported in net investment income.

  PENSION BENEFITS
  Costs associated with the Company's defined benefit pension plans is sys-tematically accrued during the expected period of active service of the covered employees.

  INCOME TAXES
  The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the ex-tent such items may be utilized in the consolidated income tax returns of LNC.

  STOCK OPTIONS
  The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other mea-surement date, over the amount an employee must pay to acquire the stock.

  ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
  ACCOUNTS
  These assets and liabilities represent segregated funds administered and invested by LNC's insurance subsidiaries for the exclusive benefit of pen-sion and variable life and annuity contractholders. The fees received by the Company for administrative and contractholder maintenance services per-formed for these separate accounts are included in the Company's statements of income.
1.SUMMARY OF SIGNIFICANT
  ACCOUNTING POLICIES CONTINUED

  bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

  DATA PROCESSING EQUIPMENT
  Data processing equipment is reported at depreciated cost, with deprecia-tion determined on a straight-line basis over five years.

  GOODWILL
  Goodwill, which represents the excess of the ceding commission over statu-tory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

  PREMIUMS
  Life insurance and annuity premiums are recognized as revenue when due. Ac-cident and health premiums are earned prorata over the contract term of the policies.

  BENEFITS
  Life, annuity and accident and health benefit reserves are developed by ac-tuarial methods and are determined based on published tables using statuto-rily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Indiana De-partment of Insurance. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserve. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

  The tabular interest, tabular less actual reserve released and the tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined us-ing the actual interest credited to the funds plus the change in accrued interest.

  Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
1.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  A reconciliation of the Company's net income and capital and surplus deter-mined on a statutory accounting basis with amounts determined in accordance with GAAP is as follows:

                                 Capital and Surplus   Net Income
                                 --------------------  -----------------------
                                                       Year ended December
                                 December 31           31
                                 1996       1995       1996    1995    1994
                                 ---------  ---------  ------  ------  -------
                                               (in millions)
   Amounts reported on a
    statutory basis              $ 1,962.6  $ 1,732.9  $334.4  $284.5  $ 341.9
   ----------------------------
   GAAP adjustments:
   ----------------------------
    Deferred policy acquisition
     costs and present value of
     future profits                1,119.1      850.2    66.7   (63.0)   191.1
   ----------------------------
    Policy and contract
     reserves                     (1,405.3)  (1,562.2)  (57.1)  (55.3)   (53.6)
   ----------------------------
    Interest maintenance
     reserve                          76.7      116.3   (39.7)   60.9   (157.0)
   ----------------------------
    Deferred income taxes            (27.4)    (122.5)    1.8    38.3   (138.3)
   ----------------------------
    Policyholders' share of
     earnings and surplus on
     participating business          (81.9)     (91.9)    (.3)     .2     (3.0)
   ----------------------------
    Asset valuation reserve          375.5      270.0      --      --       --
   ----------------------------
    Net realized gain (loss) on
     investments                     (72.0)     (67.4)   78.7    30.0     47.1
   ----------------------------
    Adjustment to unrealized
     gain (loss)                     825.2    1,494.0      --      --       --
   ----------------------------
    Nonadmitted assets,
     including nonadmitted
     investments                      (7.1)      57.9      --      --       --
   ----------------------------
    Net GAAP adjustments of
     subsidiary companies            156.6      131.2    29.9    34.3     48.2
   ----------------------------
    Other, net                       (99.0)     (89.7)  (82.6)   (7.3)   (58.6)
   ----------------------------  ---------  ---------  ------  ------  -------
   Net increase (decrease)           860.4      985.9    (2.6)   38.1   (124.1)
   ----------------------------  ---------  ---------  ------  ------  -------
   Amounts on a GAAP basis       $ 2,823.0  $ 2,718.8  $331.8  $322.6  $ 217.8
   ----------------------------  =========  =========  ======  ======  =======

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

2.PERMITTED STATUTORY ACCOUNTING PRACTICES

  The Company's statutory-basis financial statements are prepared in accor-dance with accounting practices prescribed or permitted by the Indiana De-partment of Insurance (the "Department"). "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the NAIC. "Permitted" statutory ac-counting practices encompass all accounting practices that are not pre-scribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future. The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "pre-scribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1998, will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

  In 1994, the Company received approval from the Department to change its accounting for surrender charges applicable to separate account liabilities for variable life and annuity products so that the surrender charges on these products are recorded as a liability in the separate account finan-cial statements payable to the Company's general account. In the accompany-ing financial statements, a corresponding receivable is recorded with the related income impact recorded in the accompanying statement of operations as a change in reserves or change in premium and other deposit funds. The cumulative effect of this change increased 1994 net income by $13,299,000.

  The Company has approval from the Department to establish valuation allow-ances on mortgage loans on real estate in accordance with GAAP, which are in excess of that prescribed by the NAIC and the Department.

  Prior to 1995, the Company has considered certain amounts under modified coinsurance reinsurance contracts as adjustments to premiums. As such, pol-icyholder dividends, cash surrender charges and reserve adjustments with interest thereon and commissions on reinsurance assumed are classified as premiums, rather than on expense lines, with no net effect on net income or capital and surplus. On a net-of-ceded basis for the year ended December 31, 1994, this practice resulted in increases to both revenues and expenses of approximately $600,000,000. In addition, reserve adjustments with inter-est thereon and commissions on reinsurance ceded were also classified as premiums, rather than in other revenue classifications. For the year ended December 31, 1994, this intra-revenue grouping reduced premiums by approxi-mately $50,000,000. Beginning in 1995, the Company reports modified coin-surance agreements on a gross basis. This change was made as a result of communications with the Department. This accounting change had no effect on income or surplus and prior period amounts have not been restated.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
3. INVESTMENTS
  The major categories of net investment income are as follows:

                                                                     Year ended December 31
                                                                     1996     1995     1994
                                                      -----------------------------------------
                                                                     (in millions)
                                                                     --------------------------
   Income:
    Bonds                                                            $1,442.2 $1,457.4 $1,266.7
   --------------------------------------------------------------------------------
    Preferred stocks                                                      9.6      6.4      5.8
   --------------------------------------------------------------------------------
    Unaffiliated common stocks                                            6.5      5.2      4.4
   --------------------------------------------------------------------------------
    Affiliated common stocks                                              9.5     12.6     62.5
   --------------------------------------------------------------------------------
    Mortgage loans on real estate                                       269.3    252.0    255.2
   --------------------------------------------------------------------------------
    Real estate                                                         114.4    110.0     97.4
   --------------------------------------------------------------------------------
    Policy loans                                                         35.0     32.1     29.7
   --------------------------------------------------------------------------------
    Other investments                                                    22.4     62.6    121.3
   --------------------------------------------------------------------------------
    Cash and short-term investments                                      48.9     53.2     43.3
    ---------------------------------------------------------------  -------- -------- --------
   Total investment income                                            1,957.8  1,991.5  1,886.3
  -----------------------------------------------------------------------------------
   Expenses:
    Depreciation                                                         25.0     25.9     21.9
   --------------------------------------------------------------------------------
    Other                                                               176.5    193.4    257.6
    ---------------------------------------------------------------  -------- -------- --------
   Total investment expenses                                            201.5    219.3    279.5
   ----------------------------------------------------------------  -------- -------- --------
   Net investment income                                             $1,756.3 $1,772.2 $1,606.8
   ----------------------------------------------------------------  ======== ======== ========

  Nonadmitted accrued investment income at December 31, 1996 and 1995 amounted to $2,500,000 and $11,500,000, respective-
  ly, consisting principally of interest on bonds in default and mortgage loans.

  The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summa-rized as follows:

                          Cost or   Gross      Gross
                          Amortized Unrealized Unrealized Fair
                          Cost      Gains      Losses     Value
                                           ------------------------
                          (in millions)
                          -----------------------------------------
   At December 31, 1996:
    Corporate             $12,548.1  $  586.5    $ 66.6   $13,068.0
   --------------------------------------------------------------
    U.S. government         1,088.7      43.2      18.0     1,113.9
   --------------------------------------------------------------
    Foreign government      1,234.0     105.1       1.4     1,337.7
   --------------------------------------------------------------
    Mortgage-backed         4,478.4     183.3      27.4     4,634.3
   --------------------------------------------------------------
    State and municipal        40.4        .1        --        40.5
    --------------------  ---------  --------    ------   ---------
                          $19,389.6  $  918.2    $113.4   $20,194.4
                          =========  ========    ======   =========
   At December 31, 1995:
    Corporate             $11,642.0  $1,074.7    $ 41.4   $12,675.3
   --------------------------------------------------------------
    U.S. government           546.4      82.2        --       628.6
   --------------------------------------------------------------
    Foreign government        908.0      68.0        .6       975.4
   --------------------------------------------------------------
    Mortgage-backed         4,628.3     283.2      11.2     4,900.3
   --------------------------------------------------------------
    State and municipal         5.0        .1        --         5.1
    --------------------  ---------  --------    ------   ---------
                          $17,729.7  $1,508.2    $ 53.2   $19,184.7
                          =========  ========    ======   =========

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
3. INVESTMENTS CONTINUED

  Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are esti-mated by discounting expected future cash flows using a cur-rent market rate applicable to the coupon rate, credit qual-ity and maturity of the investments.

  A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1996, by contractual maturity, is as follows:

                                                                                Cost or
                                                                                Amortized Fair
                                                                                Cost      Value
                                                             ------------------------------
                                                                                (in millions)
                                                                                -------------------
   Maturity:
    In 1997                                                                     $   358.0 $   360.1
  ----------------------------------------------------------------------------------------------
    In 1998-2001                                                                  3,809.0   3,912.3
  ----------------------------------------------------------------------------------------------
    In 2002-2006                                                                  4,760.9   4,917.3
  ----------------------------------------------------------------------------------------------
    After 2006                                                                    5,983.3   6,370.4
  ----------------------------------------------------------------------------------------------
    Mortgage-backed securities                                                    4,478.4   4,634.3
   ---------------------------------------------------------------------------  --------- ---------
   Total                                                                        $19,389.6 $20,194.4
   ---------------------------------------------------------------------------  ========= =========

  The expected maturities may differ from the contractual ma-turities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

  At December 31, 1996, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

  Proceeds from sales of investments in bonds during 1996, 1995 and 1994 were $10,996,900,000, $12,234,100,000 and
  $9,668,300,000, respectively. Gross gains during 1996, 1995 and 1994 of $169,700,000, $225,600,000 and $62,600,000, re-
  spectively, and gross losses of $177,000,000, $83,100,000 and $286,800,000, respectively, were realized on those sales.

  At December 31, 1996 and 1995, investments in bonds, with an admitted asset value of $70,700,000 and $60,700,000, respec-tively, were on deposit with state insurance departments to satisfy regulatory requirements.

  The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                Cost or   Gross      Gross
                                Amortized Unrealized Unrealized Fair
                                Cost      Gains      Losses     Value
                                       -------------------------------
                                (in millions)
                                       -------------------------------
   At December 31, 1996:
    Preferred stocks            $239.7    $ 10.5     $ 1.7      $248.5
  ----------------------------------------------------------
    Unaffiliated common stocks   289.9      84.6      16.2       358.3
  ----------------------------------------------------------
   At December 31, 1995:
    Preferred stocks              89.9      13.9        .2       103.6
  ----------------------------------------------------------
    Unaffiliated common stocks   438.0     110.0      12.5       535.5
  ----------------------------------------------------------

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
3. INVESTMENTS CONTINUED

  The carrying value of affiliated common stocks, representing their statutory-basis net equity, was $241,500,000 and $193,000,000 at December 31, 1996 and 1995, respectively. The cost basis of investments in subsidiaries as of December 31, 1996 and 1995 was $194,000,000 and $123,000,000, respec-
  tively.

  During 1996, the maximum and minimum lending rates for mort-gage loans were 10.5% and 6.0%, respectively. At the issu-ance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 1996, the Company did not hold any mortgages with interest overdue beyond one year. At December 31, 1996, the Company's investments in mortgage loans were subject to $59,700,000 of prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

4.FEDERAL INCOME TAXES

  The effective federal income tax rate for financial report-ing purposes differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends-received tax deductions, differences in policy acquisition costs and policy and contract liabilities for tax return and financial statement purposes.

  Federal income taxes incurred of $83,600,000, $103,700,000 and $52,800,000 in 1996, 1995 and 1994, respectively, would be subject to recovery in the event that the Company incurs net operating losses within three years of the years for which such taxes were paid.

  Prior to 1984, a portion of the Company's current income was not subject to current income tax, but was accumulated for income tax purposes in a memorandum account designated as "policyholders' surplus." The Company's balance in the "pol-icyholders' surplus" account at December 31, 1983 of $187,000,000 was "frozen" by the Tax Reform Act of 1984 and, accordingly, there have been no additions to the accounts after that date. That portion of current income on which in-come taxes have been paid will continue to be accumulated in a memorandum account designated as "shareholder's surplus," and is available for dividends to the shareholder without additional payment of tax by the Company. The December 31, 1996 memorandum account balance for "shareholder's surplus" was $1,606,000,000. Should dividends to the shareholder ex-ceed its respective "shareholder's surplus," amounts would need to be transferred from the "policyholders' surplus" and would be subject to federal income tax at that time. Under existing or foreseeable circumstances, the Company neither expects nor intends that distributions will be made that will result in any such tax.

5.SUPPLEMENTAL FINANCIAL DATA

  The balance sheet caption, "Other Admitted Assets," includes amounts recoverable from other insurers for claims paid by the Company, and the balance sheet caption, "Future Policy Benefits and Claims," has been reduced for insurance ceded as follows:

                                                                      December 31
                                                                      --------------------------
                                                                      1996     1995     1994
                                                       ----------------------------------------
                                                                      (in millions)
                                                       ----------------------------------------
  Insurance ceded                                                     $1,154.5 $1,634.0 $1,721.1
  Amounts recoverable from other insurers                                 16.0      4.4      4.8

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
5.SUPPLEMENTAL FINANCIAL DATA CONTINUED

  Reinsurance transactions included in the income statement caption, "Premiums and Deposits," are as follows:

                                     Year ended December
                                     31
                                     1996   1995   1994
                                                       --
                                     (in millions)
                                     --------------------
    Insurance assumed                $241.3 $667.7 $607.3
    -------------------------------
    Insurance ceded                   193.3  453.1  583.8
    -------------------------------  ------ ------ ------
    Net amount included in premiums  $ 48.0 $214.6 $ 23.5
    -------------------------------  ====== ====== ======

  The income statement caption, "Benefits and Settlement Ex-penses," is net of reinsurance recoveries of $787,886,200, $1,407,000,000 and $1,391,100,000 for 1996, 1995 and 1994,
  respectively.

  Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Pre-miums and Fees in Course of Collection," are as follows:

                           December 31, 1996
                           -----------------------
                                           Net of
                           Gross   Loading Loading

                           (in millions)
                           -----------------------
    Ordinary new business  $  3.9   $1.9   $  2.0
    ---------------------
    Ordinary renewal         35.1    3.0     32.1
    ---------------------
    Group life                9.4    (.1)     9.5
    ---------------------
    Group annuity              --     --       --
    ---------------------  ------   ----   ------
                           $ 48.4   $4.8   $ 43.6
                           ======   ====   ======
                           December 31, 1995
                           -----------------------
                                           Net of
                           Gross   Loading Loading

                           (in millions)
                           -----------------------
    Ordinary new business  $  2.5   $1.1   $  1.4
    ---------------------
    Ordinary renewal        (19.1)   2.8    (21.9)
    ---------------------
    Group life               15.8     --     15.8
    ---------------------
    Group annuity              .2     --       .2
    ---------------------  ------   ----   ------
                           $  (.6)  $3.9   $ (4.5)
                           ======   ====   ======

  The Company has entered into non-exclusive managing general agent agreements with International Benefit Services Corp., HRM Claim Management, Inc. and Pediatrics Insurance Consul-tants, Inc. to write group life and health business. Direct premiums written amounted to $26,200,000 $3,800,000 and $8,600,000 in 1996 and $33,100,000, $10,600,000 and
  $8,800,000 in 1995, respectively. During 1996, LNC Adminis-trative Services entered into a similar agreement with the Company with direct premiums written amounting to $6,200,000. Authority granted by the managing general agents agreements include underwriting, claims adjustment and claims payment services.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

6.ANNUITY RESERVES

  At December 31, 1996, the Company's annuity reserves and de-posit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are sum-marized as follows:

                                                           Amount      Percent
                                                              ----------------
                                                           (in millions)
                                                           -------------------
   Subject to discretionary withdrawal with adjustment:
     With market value adjustment                           $ 2,971.8     6.0%
   ------------------------------------------------------
     At book value, less surrender charge                     5,228.6    12.0
   ------------------------------------------------------
     At market value                                         22,703.4    51.0
   ------------------------------------------------------  ----------  ------
                                                             30,903.8    69.0
   Subject to discretionary withdrawal without adjustment
    at book value with minimal or no charge or adjustment    10,986.4    25.0
   ------------------------------------------------------
   Not subject to discretionary withdrawal                    2,601.9     6.0
   ------------------------------------------------------
                                                           ----------  ------
   Total annuity reserves and deposit fund                   44,492.1
    liabilities--before reinsurance                                     100.0%
   ------------------------------------------------------
                                                                       ======
   Less reinsurance                                           1,848.8
   ------------------------------------------------------  ----------
   Net annuity reserves and deposit fund liabilities,
    including separate accounts                             $42,643.3
   ------------------------------------------------------  ==========

7.CAPITAL AND SURPLUS

  Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus main-tained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1996, the Company exceeds the RBC requirements.

  The payment of dividends by the Company is limited and can-not be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In 1997, the Company can pay divi-dends of $281,100,000 without prior approval of the Indiana Insurance Commissioner.

8.EMPLOYEE BENEFIT PLANS

  Pension plans
  LNC maintains funded defined benefit pension plans for most of its employees and, prior to January 1, 1995, full-time agents. The benefits for employees are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. The benefits for agents were based on a percentage of each agent's yearly earnings. The plans are funded by contributions to tax-exempt trusts. The Company's funding policy is consistent with the funding requirements of Federal laws and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future. Plan assets consist principally of listed equity se-curities, corporate obligations and government bonds.

  All benefits applicable to the funded defined benefit plan for agents were frozen as of December 31, 1994. The curtail-ment of this plan did not have a significant effect on net pension cost for 1994. Effective January 1, 1995, pension benefits for agents have been provided by a new defined

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
8.EMPLOYEE BENEFIT PLANS CONTINUED

  contribution plan. Contributions to this plan will be based on 2.3% of an agent's earnings up to the social security wage base and 4.6% of any excess.

  LNC also administers two types of unfunded, non-qualified, defined benefit plans for certain employees and agents. A supplemental retirement plan provides employees and agents defined benefit pension benefits in excess of limits imposed by Federal tax law. A salary continuation plan provides cer-tain officers of the Company defined pension benefits based on years of service and final monthly salary upon death or retirement.

  The status of the funded defined benefit pension plans and the amounts recognized in the balance sheets are as follows:

                                                          December 31
                                                          1996
                                                          -------  1995
                                                          (in millions)
                                                          ----------------
   Actuarial present value of benefit obligation:
   Vested benefits                                        $(156.9) $(146.1)
  -------------------------------------------------------------------------
   Nonvested benefits                                        (6.0)    (7.7)
  -------------------------------------------------------------------------
                                                          -------  -------
   Accumulated benefit obligation                          (162.9)  (153.8)
  -------------------------------------------------------------------------
   Effect of projected future compensation increases        (27.9)   (28.5)
  -------------------------------------------------------------------------
                                                          -------  -------
   Projected benefit obligation                            (190.8)  (182.3)
  -------------------------------------------------------------------------
   Plan assets at fair value                                186.1    173.2
  -------------------------------------------------------------------------
                                                          -------  -------
   Projected benefit obligation in excess of plan assets     (4.7)    (9.1)
  -------------------------------------------------------------------------
   Unrecognized net loss                                      4.9      9.3
  -------------------------------------------------------------------------
   Unrecognized prior service cost                            1.4      1.5
  -------------------------------------------------------------------------
                                                          -------  -------
   Prepaid pension costs included in other liabilities    $   1.6  $   1.7
  -------------------------------------------------------------------------
                                                          =======  =======

  The status of the unfunded defined benefit pension plans and the amounts recognized in the balance sheets are as follows:

                                                        December 31
                                                        1996
                                                        -----  1995
                                                        (in
                                                        millions)
                                                        ------------
   Actuarial present value of benefit obligation:
   Vested benefits                                      $(6.6) $(6.4)
  -------------------------------------------------------------------
   Nonvested benefits                                     (.9)  (1.1)
  -------------------------------------------------------------------
                                                        -----  -----
   Accumulated benefit obligation                        (7.5)  (7.5)
  -------------------------------------------------------------------
   Effect of projected future compensation increases     (1.1)  (1.7)
  -------------------------------------------------------------------
                                                        -----  -----
   Projected benefit obligation                          (8.6)  (9.2)
  -------------------------------------------------------------------
   Unrecognized net loss (gain)                           (.1)    .9
  -------------------------------------------------------------------
   Unrecognized prior service cost                         .2     .3
  -------------------------------------------------------------------
                                                        -----  -----
   Accrued pension costs included in other liabilities  $(8.5) $(8.0)
  -------------------------------------------------------------------
                                                        =====  =====

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
8.EMPLOYEE BENEFIT PLANS CONTINUED

  The determination of the projected benefit obligation for the defined benefit plans was based on the following assump-tions:

                                                                            December 31
                                                                            1996   1995   1994
                                                               ---------------------------
     Weighted-average discount rate                                         7.0%     7.0%   8.0%
     ----------------------------------------------------------------------
     Rate of increase in compensation:
     ----------------------------------------------------------------------
     Salary continuation plan                                               5.5      6.0    6.5
     ----------------------------------------------------------------------
     All other plans                                                        4.5      5.0    5.0
     ----------------------------------------------------------------------
     Expected long-term rate of return on plan assets                       9.0      9.0    9.0
     ----------------------------------------------------------------------

  The components of net pension cost for the defined benefit pension plans are as follows:

                                                                            Year ended
                                                                            December 31
                                                                            1996   1995   1994
                                                               ---------------------------
   Service cost--benefits earned during the year                            $ 5.2  $ 4.1  $ 7.9
   ------------------------------------------------------------------------
   Interest cost on projected benefit obligation                             12.9   11.9   11.6
   ------------------------------------------------------------------------
   Actual return on plan assets                                             (17.5) (32.0)   4.2
   ------------------------------------------------------------------------
   Net amortization (deferral)                                                3.1   20.3  (16.7)
   ------------------------------------------------------------------------ -----  -----  -----
   Net pension cost                                                         $ 3.7  $ 4.3  $ 7.0
   ------------------------------------------------------------------------ =====  =====  =====

  401K PLAN

  LNC and the Company sponsor contributory defined contribu-tion plans for eligible employees and agents. The Company's contributions to the plans are equal to each participant's pre-tax contribution, not to exceed 6% of base pay, multi-plied by a percentage ranging from 25% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. Expense for these plans amounted to $9,300,000, $6,700,000 and $11,200,000 in 1996, 1995 and
  1994, respectively.

  POSTRETIREMENT MEDICAL AND LIFE INSURANCE BENEFIT PLANS

  LNC sponsors unfunded defined benefit plans that provide postretirement medical and life insurance benefits to full-time employees and agents who, depending on the plan, have worked for the Company 10 to 15 years and attained age 55 to
  60. Medical benefits are also available to spouses and other dependents of employees and agents. For medical benefits, limited contributions are required from individuals retired prior to November 1, 1988; contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. The life insurance benefits are noncontributory, although par-ticipants can elect supplemental contributory benefits.

  The status of the postretirement medical and life insur-ance benefit plans and the amounts recognized in the bal-ance sheets are as follows:

                                                                             December 31
                                                                             1996    1995
                                                                --------------------------
                                                                             (in millions)
                                                                             --------------
   Accumulated postretirement benefit obligation:
    Retirees                                                                 $(32.4) $(37.9)
    ------------------------------------------------------------------------
    Fully eligible active plan participants                                    (8.2)   (8.7)
    ------------------------------------------------------------------------ ------  ------
    Accumulated postretirement benefit obligation                             (40.6)  (46.6)
    ------------------------------------------------------------------------
    Unrecognized net loss (gain)                                               (7.0)     .8
    ------------------------------------------------------------------------ ------  ------
    Accrued plan cost included in other liabilities                          $(47.6) $(45.8)
    ------------------------------------------------------------------------ ======  ======

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
8.EMPLOYEE BENEFIT PLANS CONTINUED

  The components of periodic postretirement benefit cost are as follows:

                                                                            Year ended
                                                                            December 31
                                                                            1996  1995  1994
                                                           ---------------------------------
                                                                            (in millions)
                                                                            ----------------
   Service cost                                                             $1.3  $1.1  $1.4
   ------------------------------------------------------------------------
   Interest cost                                                             2.7   3.0   3.1
   ------------------------------------------------------------------------
   Amortized cost (credit)                                                   (.5)  (.4)   .1
   ------------------------------------------------------------------------ ----  ----  ----
   Net periodic postretirement benefit cost                                 $3.5  $3.7  $4.6
   ------------------------------------------------------------------------ ====  ====  ====

  The calculation of the accumulated postretirement benefit obligation assumes a weighted-average annual rate of in-crease in the per capita cost of covered benefits (i.e., health care cost trend rate) of 8.5% for 1997. It further assumes the rate will gradually decrease to 5.0% by 2005 and remain at that level. The health care cost trend rate as-sumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated postretirement benefit obligation as of December 31, 1996 and 1995 by $1,900,000 and $2,100,000, respective-
  ly. The aggregate of the estimated service and interest cost components of net periodic postretirement benefit cost for the year ended December 31, 1996 would increase by $184,000. The calculation assumes a long-term rate of increase in com-pensation of 4.5% and 5.0% at December 31, 1996 and 1995, respectively. The weighted-average discount rate used in de-termining the accumulated postretirement benefit obligation was 7.0% for both December 31, 1996 and 1995.

9.RESTRICTIONS, COMMITMENTS AND
  CONTINGENCIES

  DISABILITY INCOME POLICIES
  The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1996 and 1995 is a net liability of $572,000,000 and $503,800,000, respectively. This liability is based on the assumption that the recent experience will continue in the fu-ture. If incidence levels or claim termination rates vary significantly from these assumptions, adjustments to reserves may be required in the fu-ture. Accordingly, this liability may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company. The Company con-tinually reviews and updates the level of these reserves.

  During the fourth quarter of 1995, the Company completed an in-depth review of the experience of its disability income business. As a result of this study, and based on the assumption that recent experience will continue in the future, net income decreased by $15,200,000 as a result of strengthen-ing the disability income reserve.

  MARKETING AND COMPLIANCE ISSUES
  Regulators continue to focus on market conduct and compliance issues. Under certain circumstances companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with poli-cies that were less advantageous to the policyholder. The Company's manage-ment continues to monitor the Company's sales materials and compliance pro-cedures and is making an extensive effort to minimize any potential liabil-ity. However, due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential out-comes at this time.

  GROUP PENSION ANNUITIES
  The liabilities for guaranteed interest and group pension annuity con-tracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these li-abilities. Due to the very long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that fu-ture cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

  INSURANCE CEDED AND ASSUMED
  The Company cedes insurance to other companies, including certain affili-ates. The portion of risks exceeding the Company's retention limit is rein-sured with other insurers. Industry regulations prescribe the maximum cov-erage that the Company can retain on an individual insured. As of December 31, 1996, the Company's maximum retention on a single insured was $3,000,000. To cover products other than life insurance, the Company ac-quires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums and benefits and settlement expenses, net of insurance ceded. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agree-ments.

  The Company assumes insurance from other companies, including certain af-filiates. At December 31, 1996, the Company has provided $17,200,000 of statutory surplus relief to other insurance companies under reinsurance transactions. Generally, such amounts are offset by corresponding receiv-ables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

  VULNERABILITY FROM CONCENTRATIONS
  At December 31, 1996, the Company did not have a concentration of: 1) busi-ness transactions with a particular customer, lender or distributor; 2) revenues from a particular product or service; 3) sources of supply of la-bor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

9.RESTRICTIONS, COMMITMENTS AND
  CONTINGENCIES CONTINUED

  not materially affect the financial position of the Company.

  LEASES
  The Company leases its home office properties. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. In addition, the Company has the option to purchase the leased properties at fair value as defined in the agreements on the last day of the initial 25 year lease pe-riod ending in 2009 or on the last day of any of the renewal periods.

  Total rental expense on operating leases in 1996, 1995 and 1994 was $26,400,000, $22,500,000 and $20,600,000, respectively. Future minimum rental commitments are as follows (in millions):

    1997        $ 17.5
    1998          17.1
    1999          17.4
    2000          16.9
    2001          17.2
    Thereafter   151.6
                ------
                $237.7
                ======

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
9.RESTRICTIONS, COMMITMENTS AND
  CONTINGENCIES CONTINUED

  OTHER CONTINGENCY MATTERS
  The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceed-ings ultimately will be resolved without materially affecting the financial position or results of operations of the Company.

  The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabili-tated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

  REINSURANCE
  The regulatory required liability for unsecured reserves ceded to unautho-rized reinsurers was $4,300,000 and $5,600,000 at December 31, 1996 and 1995, respectively.

  GUARANTEES
  The Company has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Outstanding guarantees with off-balance-sheet risks, shown in notional or contract amounts, are as follows:

                                                   Notional or
                                                   Contract Amounts
                                                   -----------------
                                                   December 31
                                                   -----------------
                                                   1996     1995
                                          --------------------
                                                   (in millions)
                                                   -----------------
    Mortgage loan pass-through certificates        $   50.3 $   63.6
    Real estate partnerships                             .5      3.3
                                                   -------- --------
                                                   $   50.8 $   66.9
                                                   ======== ========

  The Company has invested in real estate partnerships that use conventional mortgage loans. In some cases, the terms of these arrangements involve guarantees by each of the partners to indemnify the mortgagor in the event a partner is unable to pay its principal and interest payments. In addi-tion, the Company has sold commercial mortgage loans through grantor trusts which issued pass-through certificates. The Company has agreed to repur-chase any mortgage loans which remain delinquent for 90 days at a repur-chase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1996 and 1995.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
9.RESTRICTIONS, COMMITMENTS AND CONTINGENCIES CONTINUED

  DERIVATIVES
  The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit ex-posure. The Company has entered into derivative transac-tions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. Government obligations and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives;
  however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                Assets (Liabilities)
                                                ------------------------------
                              Notional or       Carrying Fair   Carrying Fair
                              contract amounts  value    value  value    value
                                 ---------------------------------------------
                              December 31       December 31     December 31
                              1996     1995     1996     1996   1995     1995
                                 ---------------------------------------------
                              (in millions)
                              ------------------------------------------------
   Interest rate
    derivatives:
    Interest rate cap
     agreements               $5,500.0 $5,110.0  $20.8   $ 8.2   $22.7   $5.3
    Spread-lock agreements          --    600.0     --      --     (.9)   (.9)
    Swaptions                    672.0       --   11.0    10.6      --     --
    Financial futures
     contracts                   147.7       --   (2.4)   (2.4)     --     --
    Interest rate swaps             --      5.0     --      --      .2     .2
                              -------- --------  -----   -----   -----   ----
                               6,319.7  5,715.0   29.4    16.4    22.0    4.6
   Foreign currency
    derivatives:
    Foreign exchange forward
     contracts                   251.5     15.7     .2     (.2)    (.6)   (.6)
    Foreign currency options      43.9     99.2     .6      .4     1.9    1.4
    Foreign currency swaps        15.0     15.0     --    (2.1)     .4     .4
                              -------- --------  -----   -----   -----   ----
                                 310.4    129.9     .8    (1.9)    1.7    1.2
                              -------- --------  -----   -----   -----   ----
                              $6,630.1 $5,844.9  $30.2   $14.5   $23.7   $5.8
                              ======== ========  =====   =====   =====   ====

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
9.RESTRICTIONS, COMMITMENTS AND CONTINGENCIES CONTINUED


  A reconciliation and discussion of the notional or contract amounts for the significant programs using derivative agree-ments and contracts at December 31 is as follows:

                            Interest Rate Caps    Spread Locks          Swaptions
                              ----------------------------------------------------------------------
                            1996       1995       1996       1995       1996       1995
                              ----------------------------------------------------------------------
                            (in millions)
                            ----------------------------------------------------------------
   Balance at beginning of
    year                    $ 5,110.0  $ 4,400.0  $   600.0  $ 1,300.0  $      --  $      --
   New contracts                390.0      710.0       15.0      800.0      672.0         --
   Terminations and                --         --     (615.0)  (1,500.0)        --         --
    maturities              ---------  ---------  ---------  ---------  ---------  ---------
   Balance at end of year   $ 5,500.0  $ 5,110.0  $      --  $   600.0  $   672.0  $      --
                            =========  =========  =========  =========  =========  =========
                            Financial Futures
                            ------------------------------------------
                            Contracts             Options               Interest Rate Swaps
                            1996       1995       1996       1995       1996       1995
                              ----------------------------------------------------------------------
   Balance at beginning of
    year                    $      --  $   382.5  $      --  $      --  $     5.0  $      --
   New contracts              7,918.8      810.5         --      181.6         --         --
   Terminations and          (7,771.1)  (1,193.0)        --     (181.6)      (5.0)        --
    maturities              ---------  ---------  ---------  ---------  ---------  ---------
   Balance at end of year   $   147.7  $      --  $      --  $      --  $      --  $      --
                            =========  =========  =========  =========  =========  =========
                            Foreign Currency Derivatives
                              ----------------------------------------------------------------------
                            Foreign Exchange      Foreign Currency      Foreign
                            Forward Contracts     Options               Currency Swaps
                            1996       1995       1996       1995       1996       1995
                              ----------------------------------------------------------------------
                            (in millions)
                            ----------------------------------------------------------------
   Balance at beginning of
    year                    $    15.7  $    21.2  $    99.2  $      --  $    15.0  $      --
   New contracts                406.9      131.2    1,168.8      356.6         --       15.0
   Terminations and            (171.1)    (136.7)  (1,224.1)    (257.4)        --         --
    maturities              ---------  ---------  ---------  ---------  ---------  ---------
   Balance at end of year   $   251.5  $    15.7  $    43.9  $    99.2  $    15.0  $    15.0
                            =========  =========  =========  =========  =========  =========

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
9.RESTRICTIONS, COMMITMENTS AND
  CONTINGENCIES CONTINUED

  INTEREST RATE CAPS
  The interest rate cap agreements, which expire in 1997 through 2003, enti-tle the Company to receive payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the ef-fect of fluctuating interest rates. The premium paid for the interest rate caps is included in other assets ($20,800,000 as of December 31, 1996) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

  SWAPTIONS
  Swaptions, which expire in 2002, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference be-tween the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect the assets supporting its annuity line of business from the effect of fluctuating interest rates. The premium paid for the swaptions is in-cluded in other assets ($11,000,000 as of December 31, 1996) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

  SPREAD LOCKS
  Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified U.S. Treasury note is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity U.S. Treasury security and the price sensitivity of the swap at that time. It is ex-pressed in dollars-per-basis point. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads.

  FINANCIAL FUTURES
  The Company uses exchange-traded financial futures contracts and options on those financial futures to hedge against interest rate risks and to manage duration of a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. Op-tions on financial futures give the Company the right, but not the obliga-tion, to assume a long or short position in the underlying futures at a specified price during a specified time period.

  FOREIGN CURRENCY DERIVATIVES
  The Company uses a combination of foreign exchange forward contracts, for-eign currency options and foreign currency swaps, all of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. Foreign currency options give the Company the right, but not the obligation, to buy or sell a foreign currency at a specific exchange rate during a specified time period. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries pursuant to an agreement to re-exchange the two currencies at the same rate of exchange at a specified fu-ture date.

  ADDITIONAL DERIVATIVE INFORMATION
  Expenses for the agreements and contracts described above amounted to $6,900,000 and $5,600,000 in 1996 and 1995, respectively. Deferred losses of $37,600,000 as of December 31, 1996, were the result of: 1) terminated and expired spread-lock agreements; and 2) financial futures contracts. These losses are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such secu-rities.

  The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, foreign exchange forward contracts, for-eign currency options and foreign currency swaps. However, the Company does not anticipate nonperformance by any of these counterparties. The credit risk associated with such agreements is minimized by purchasing such agree-ments from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value for such agreements with each counterparty if the net market value is in the Company's favor. At December 31, 1996, the exposure was $17,500,000.

10.FAIR VALUE OF FINANCIAL INSTRUMENTS

  The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Ac-

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

10.FAIR VALUE OF FINANCIAL INSTRUMENTS
  CONTINUED

  cordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

  BONDS
  Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values ob-tained from independent pricing services. In the case of private place-ments, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of affiliated common stocks are based on quoted market prices.

  MORTGAGE LOANS ON REAL ESTATE
  The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income when compared to the expected yield for mortgages having sim-ilar characteristics. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service cov-erage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loan are measured based on: 1) the present value of expected future cash flows discounted at the loan's effective in-terest rate; 2) the loan's market price; or 3) the fair value of the col-lateral if the loan is collateral dependent.

  POLICY LOANS
  The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consis-tent with the maturity durations assumed. These durations were based on historical experience.

  OTHER INVESTMENTS AND CASH AND INVESTED CASH
  The carrying value for assets classified as other investments and cash and invested cash in the accompanying balance sheet approximates their fair value.

  INVESTMENT-TYPE INSURANCE CONTRACTS
  The balance sheet captions, "Future Policy Benefits and Claims" and "Other Policyholder Funds," include investment-type insurance contracts (i.e., de-posit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guar-anteed interest and similar contracts are based on their approximate sur-render values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities consistent with those remaining for the contracts being valued.

  The remainder of the balance sheet captions "Future Policy Benefits and Claims" and "Other Policyholder Funds," that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate con-clusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabili-ties defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insur-ance contract liabilities.

  SHORT-TERM DEBT
  Fair values of short-term debt approximates carrying values.

  GUARANTEES
  The Company's guarantees include guarantees related to real estate partner-ships and mortgage loan pass-through certificates. Based on historical per-formance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is insignificant.

  DERIVATIVES
  The Company's derivatives include interest rate cap agreements, swaptions, spread-lock agreements, foreign currency exchange contracts, financial futures contracts, options on financial futures, interest rate swaps, call options, foreign currency options and foreign currency swaps.

  Fair values for derivative contracts are based on current settlement val-ues. These values are based on: 1) quoted market prices for the foreign currency exchange contracts, financial future contracts, and options on fi-nancial futures; and 2) brokerage quotes that utilized pricing models or formulas using current assumptions for all other swaps and agreements.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

10.FAIR VALUE OF FINANCIAL INSTRUMENTS
  CONTINUED

  INVESTMENT COMMITMENTS
  Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real es-tate are based on the difference between the value of the committed invest-ments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commit-ments.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

10.FAIR VALUE OF FINANCIAL INSTRUMENTS
  CONTINUED

  The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                             December 31
                                             ----------------------------------------------
                                             1996                    1995
                                             ----------------------  ----------------------
                                             Carrying    Fair        Carrying    Fair
   Assets (Liabilities)                      value       value       value       value
   ----------------------------------------  ----------  ----------  ----------  ----------
                                             (in millions)
                                             ----------------------------------------------
   Bonds                                     $ 19,389.6  $ 20,194.4  $ 17,729.7  $ 19,184.7
   ----------------------------------------
   Preferred stock                                239.7       248.5        89.9       103.6
   ----------------------------------------
   Unaffiliated common stock                      358.3       358.3       535.5       535.5
   ----------------------------------------
   Mortgage loans on real estate                2,976.7     3,070.9     2,909.7     3,081.9
   ----------------------------------------
   Policy loans                                   626.5       612.7       515.8       504.0
   ----------------------------------------
   Other investments                              282.7       282.7       248.0       248.0
   ----------------------------------------
   Cash and short-term investments                759.2       759.2       780.9       780.9
   ----------------------------------------
   Investment type insurance contracts:
   ----------------------------------------
    Deposit contracts and certain
    guaranteed interest contracts             (17,871.6)  (17,333.0)  (15,586.7)  (15,046.0)
   ----------------------------------------
    Remaining guaranteed interest and
    similar contracts                          (1,799.7)   (1,835.4)   (2,261.1)   (2,340.4)
   ----------------------------------------
   Short-term debt                               (100.0)     (100.0)      (63.0)      (63.0)
   ----------------------------------------
   Derivatives                                     26.5        13.8        23.7         5.8
   ----------------------------------------
   Investment commitments                            --         (.6)         --         (.8)
   ----------------------------------------

11.ACQUISITIONS AND SALES OF SUBSIDIARIES

  The Company sold its 100% interest in two subsidiaries--Se-curity Connecticut Life Insurance Company ("SCL") and Em-ployers Health Insurance Company ("EHI"). SCL was sold through a public offering of stock in January 1994. This transaction resulted in a realized gain of $90,000,000 and a direct increase in surplus of $24,000,000. Net of expenses, the Company received cash of $172,000,000 and notes of $65,000,000.

  EHI was also sold through public offerings in March and April 1994. LNC purchased 29% of the stock of the new pub-licly traded holding company from LNL. Prior to the sale, the Company received a $50,000,000 dividend in the form of a note. The sale transaction resulted in a realized gain of $133,000,000 and a direct reduction in surplus of $21,000,000 due to release of unrealized gain amounts, for a net surplus increase of $112,000,000. Net of expenses, the Company received cash of $348,000,000.

  In October 1996, the Company and its wholly owned subsidiary purchased a block of group tax qualified annuity business from UNUM Corporation. The transaction was completed in the form of a reinsurance transaction, which resulted in a ced-ing commission of $71,800,000. The ceding commission has been recorded as admissible goodwill of $62,300,000, which is to be amortized on a straight-line basis over 10 years. The Company's subsidiary was required by the New York De-partment of Insurance to expense its portion of the ceding commission in 1996. Policy liabilities and related accruals of the Company and its wholly owned subsidiary increased by $3,200,000,000 as a result of this transaction.

  In its previously-filed 1996 NAIC Annual Statement, the Com-pany recorded the ceding commission as a nonadmitted asset, which was charged directly to unassigned surplus. According-ly, unassigned surplus was understated at December 31, 1996 by $62,300,000, net of amortization in 1996. In 1997, man-agement will correct its opening balance of unassigned sur-plus in its NAIC Annual Statement.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

  The balance sheets include reinsurance balances with affiliated companies as follows:

                                                         December 31
                                                         1996     1995
                                                         -------- --------
                                                         (in millions)
                                                         -----------------
   Future policy benefits and claims assumed             $  312.7 $  344.8
   Future policy benefits and claims ceded                  891.8  1,344.5
   Amounts recoverable on paid and unpaid losses             31.2     65.9
   Reinsurance payable on paid losses                         2.7      5.5
   Funds held under reinsurance treaties--net liability   1,062.4    712.3

  Substantially all reinsurance ceded to affiliated companies is with unau-thorized companies. To take a reserve credit for such reinsurance, the Com-pany holds assets from the reinsurer, including funds held under reinsur-ance treaties, and is the beneficiary on letters of credit aggregating $314,200,000 and $306,800,000 at December 31, 1996 and 1995, respectively.
  At December 31, 1996 and 1995, LNC had guaranteed $239,200,000 and $241,400,000, respectively, of these letters of credit. At December 31, 1996, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $135,700,000 for statutory surplus relief received under financial reinsurance ceded agreements.

13. SEPARATE ACCOUNTS

  Separate account assets and liabilities reported in the accompanying bal-ance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at fair value and consist primarily of long-term bonds, common stocks, short-term investments and mutual funds. The de-tailed operations of the separate accounts are not included in the accompa-nying financial statements. Fees charged on separate account policyholder deposits are included in other income.

  Separate account premiums, deposits and other considerations amounted to $4,148,700,000, $3,068,200,000 and $2,694,700,000 in 1996, 1995 and 1994,
  respectively. Reserves for separate accounts with assets at fair value were $23,047,800,000 and $17,891,400,000 at December 31, 1996 and 1995, respec-
  tively. All reserves are subject to discretionary withdrawal at market val-ue. Substantially all of the Company's separate accounts are nonguaranteed.
12. TRANSACTIONS WITH AFFILIATES

  A wholly owned subsidiary of LNC, Lincoln Financial Group, Inc. ("LFGI"), has a nearly exclusive general agents contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional of-fices. For providing these selling and marketing services, the Company paid LFGI override commissions and operating expense allowances of $56,300,000, $43,300,000 and $41,200,000 in 1996, 1995 and 1994, respectively. LFGI in-
  curred expenses of $15,700,000, $10,400,000 and $10,700,000 in 1996, 1995
  and 1994, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not re-quired to reimburse.

  Cash and short-term investments at December 31, 1996 and 1995 include the Company's participation in a short-term investment pool with LNC of $175,100,000 and $324,000,000, respectively. Related investment income amounted to $15,300,000, $21,100,000 and $16,100,000 in 1996, 1995 and
  1994, respectively. Other liabilities at December 31, 1996 and 1995 include $100,000,000 of notes payable to LNC.

  The Company provides services to and receives services from affiliated com-panies which resulted in a net payment of $34,100,000 and $24,900,000 in 1996 and 1995, respectively.

  The Company both cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statement of income includes reinsurance transactions with affiliated companies as follows:

                      Year ended
                      December 31
                      1996   1995   1994
                      ------ ------ ------
                      (in millions)
                      --------------------
   Insurance assumed  $ 17.9 $ 17.6 $ 19.8
   Insurance ceded     302.8  214.4  481.3

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

13. SEPARATE ACCOUNTS CONTINUED

  A reconciliation of transfers to (from) separate accounts are as follows:

                                                  Year ended
                                                  December 31
                                                  1996        1995
                    ----------------------------------------------------
                                                  (in millions)
                                                  ---------------------
   Transfers as reported in the Summary of
   Operations of various Separate Accounts:
    Transfers to separate accounts                $ 4,149.6   $ 3,070.2
    Transfers from separate accounts               (2,058.5)   (1,457.8)
                                                  ---------   ---------
   Net transfer to separate accounts as reported
   in the Company's NAIC Annual Statement         $ 2,091.1   $ 1,612.4
                                                  =========   =========

OTHER FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (a wholly owned subsidiary of Lincoln National Corporation) as of December 31, 1996 and 1995, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1996. These financial state-ments are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or per-mitted by the Indiana Department of Insurance, which practices differ from gen-erally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial posi-tion of The Lincoln National Life Insurance Company at December 31, 1996 and 1995, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1996.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln Na-tional Life Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

As described in Note 2, in 1994 the Company changed its method of accounting for separate account contracts.

                                    /s/ Ernst & Young LLP

February 6, 1997

LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA

DECEMBER 31, 1996 (IN MILLIONS)

Investment income earned:
  Government bonds                                            $   74.6
  ---------------------------------------------------------------------
  Other bonds (unaffiliated)                                   1,367.6
  ---------------------------------------------------------------------
  Preferred stocks (unaffiliated)                                  9.6
  ---------------------------------------------------------------------
  Common stocks (unaffiliated)                                     6.5
  ---------------------------------------------------------------------
  Common stocks of affiliates                                      9.5
  ---------------------------------------------------------------------
  Mortgage loans                                                 269.3
  ---------------------------------------------------------------------
  Real estate                                                    114.4
  ---------------------------------------------------------------------
  Premium notes, policy loans and liens                           35.0
  ---------------------------------------------------------------------
  Cash on hand and on deposit                                      0.9
  ---------------------------------------------------------------------
  Short-term investments                                          48.0
  ---------------------------------------------------------------------
  Other invested assets                                           17.6
  ---------------------------------------------------------------------
  Derivative instruments                                          (6.3)
  ---------------------------------------------------------------------
  Aggregate write-ins for investment income                       11.1
  ----------------------------------------------------------- --------
Gross investment income                                       $1,957.8
------------------------------------------------------------- ========
Real estate owned (cost, less encumbrances)                   $  621.3
------------------------------------------------------------- ========
Mortgage loans (unpaid balance):
  Farm mortgages                                              $    1.1
  ---------------------------------------------------------------------
  Residential mortgages                                            3.7
  ---------------------------------------------------------------------
  Commercial mortgages                                         2,971.9
  ----------------------------------------------------------- --------
Total mortgage loans                                          $2,976.7
------------------------------------------------------------- ========
Mortgage loans by standing (unpaid balance):
  Good standing                                               $2,922.1
  ----------------------------------------------------------- ========
  Good standing with restructured terms                       $   39.6
  ----------------------------------------------------------- ========
  Interest overdue more than three months, not in foreclosure $     --
  ----------------------------------------------------------- ========
  Foreclosure in process                                      $   14.9
  ----------------------------------------------------------- ========
Other long-term assets (statement value)                      $  248.1
------------------------------------------------------------- ========

LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA CONTINUED

DECEMBER 31, 1996 (IN MILLIONS)

Bonds and stocks of parent, subsidiaries and affiliates (cost):
  Common stocks                                                  $    194.0
  -------------------------------------------------------------  ==========
Bonds and short-term investments by class and maturity:
 Bonds by maturity (statement value):
  Due within one year or less                                    $  1,618.0
  -------------------------------------------------------------
  Over 1 year through 5 years                                       5,928.1
  -------------------------------------------------------------
  Over 5 years through 10 years                                     6,025.9
  -------------------------------------------------------------
  Over 10 years through 20 years                                    3,670.6
  -------------------------------------------------------------
  Over 20 years                                                     2,860.4
  -------------------------------------------------------------  ----------
Total by maturity                                                $ 20,103.0
---------------------------------------------------------------  ==========
 Bonds by class (statement value):
  Class 1                                                        $ 14,013.7
  -------------------------------------------------------------
  Class 2                                                           4,504.1
  -------------------------------------------------------------
  Class 3                                                             807.6
  -------------------------------------------------------------
  Class 4                                                             705.9
  -------------------------------------------------------------
  Class 5                                                              71.4
  -------------------------------------------------------------
  Class 6                                                               0.3
  -------------------------------------------------------------  ----------
Total by class                                                   $ 20,103.0
---------------------------------------------------------------  ==========
Total bonds publicly traded                                      $ 16,520.3
---------------------------------------------------------------  ==========
Total bonds privately placed                                     $  3,582.7
---------------------------------------------------------------  ==========
Preferred stocks (cost or amortized cost)                        $    239.7
---------------------------------------------------------------  ==========
Unaffiliated common stocks (market value)                        $    358.3
---------------------------------------------------------------  ==========
Short-term investments (cost or amortized cost)                  $    713.4
---------------------------------------------------------------  ==========
Financial options and caps owned (statement value)               $     32.2
---------------------------------------------------------------  ==========
Financial options and caps written (statement value)             $      0.3
---------------------------------------------------------------  ==========
Swap and forward agreements open (statement value)               $      0.2
---------------------------------------------------------------  ==========
Futures contracts open (current value)                           $    161.2
---------------------------------------------------------------  ==========
Cash on deposit                                                  $     45.8
---------------------------------------------------------------  ==========
Life insurance in-force:
  Ordinary                                                       $     97.9
  -------------------------------------------------------------  ==========
  Group life                                                     $     31.4
  -------------------------------------------------------------  ==========

LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA CONTINUED

DECEMBER 31, 1996 (IN MILLIONS)

Amount of accidental death insurance in-force under ordinary policies                            $     4.9
-----------------------------------------------------------------------------------------------  =========
Life insurance policies with disability provisions in-force:
  Ordinary                                                                                       $     4.9
  ---------------------------------------------------------------------------------------------  =========
  Group life                                                                                     $    12.9
  ---------------------------------------------------------------------------------------------  =========
Supplementary contracts in-force:
Ordinary--not involving life contingencies:
  Amount on deposit                                                                              $      --
  ---------------------------------------------------------------------------------------------  =========
  Income payable                                                                                 $     3.2
  ---------------------------------------------------------------------------------------------  =========
Ordinary--involving life contingencies:
  Income payable                                                                                 $     0.9
  ---------------------------------------------------------------------------------------------  =========
Group--not involving life contingencies:
  Income payable                                                                                 $      --
  ---------------------------------------------------------------------------------------------  =========
Group--involving life contingencies:
  Income payable                                                                                 $     0.9
  ---------------------------------------------------------------------------------------------  =========
Annuities:
Ordinary:
  Immediate--amount of income payable                                                            $    68.4
  ---------------------------------------------------------------------------------------------  =========
  Deferred--fully paid account balance                                                           $     0.6
  ---------------------------------------------------------------------------------------------  =========
  Deferred--not fully paid account balance                                                       $   326.6
  ---------------------------------------------------------------------------------------------  =========
Group:
  Amount of income payable                                                                       $      --
  ---------------------------------------------------------------------------------------------  =========
  Fully paid account balance                                                                     $      --
  ---------------------------------------------------------------------------------------------  =========
  Not fully paid account balance                                                                 $    78.1
  ---------------------------------------------------------------------------------------------  =========
Accident and health insurance--premiums in-force:
  Ordinary                                                                                       $   180.6
  ---------------------------------------------------------------------------------------------  =========
  Group                                                                                          $    97.1
  ---------------------------------------------------------------------------------------------  =========
Deposit funds and dividend accumulations:
  Deposit funds account balance                                                                  $17,456.6
  ---------------------------------------------------------------------------------------------  =========
  Dividend accumulations--account balance                                                        $   114.7
  ---------------------------------------------------------------------------------------------  =========

LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA CONTINUED

DECEMBER 31, 1996 (IN MILLIONS)

Claim payments 1996:
Group Accident and Health:

   1996   $ 9.4
          =====
  --------------
   1995   $ 3.1
          =====
  --------------
   1994   $ 0.1
          =====
  --------------
   1993   $  --
          =====
  --------------
   1992   $(0.1)
          =====
  --------------
   Prior  $  --
          =====
  --------------

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTE TO SUPPLEMENTAL SCHEDULE OF SELECTED STATUTORY-BASIS FINANCIAL DATA

NOTE--BASIS OF PRESENTATION
The accompanying schedule presents selected statutory-basis financial data as of December 31, 1996 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General Section of the National Association of Insurance Commissioners' Annual Statement Instruc-tions and agrees to or is included in the amounts reported in The Lincoln Na-tional Life Insurance Company's 1996 Statutory Annual Statement as filed with the Indiana Department of Insurance.

REPORT OF INDEPENDENT AUDITORS ON
OTHER FINANCIAL INFORMATION

Board of Directors
The Lincoln National Life Insurance Company

Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying supplemental schedule of selected statutory-basis financial data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and is not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our au-dit of the statutory-basis financial statements and, in our opinion, is fairly stated in all material respects in rela-tion to the statutory-basis financial statements taken as a whole.

                                    /s/ Ernst & Young LLP

February 6, 1997

                LINCOLN NATIONAL VARIABLE ANNUITY FUND A (GROUP)
                   Post-Effective Amendment No. 52 on Form N-3
                            PART C--OTHER INFORMATION

Item 28.
(a) LIST OF FINANCIAL STATEMENTS

1.  The Table of Per-Accumulation-Unit Income and
    Capital Changes for Fund A is included in Part
    A of this Registration Statement.

2. The following Financial Statements of Fund A are included in Part B of this Registration
    Statement:
       Statement of Operations--Year ended
          December 31, 1996
       Statements of Changes in Net Assets--
          Years ended December 31, 1996 and 1995
       Statement of Net Assets--
          December 31, 1996
       Notes to Financial Statements--
          December 31, 1996
       Report of Ernst & Young LLP, Independent Auditors

3. The following GAAP Consolidated Financial Statements and Schedules of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:

       Consolidated Balance Sheets--December 31,
          1995 and 1994
       Consolidated Statements of Income--Years
          ended December 31, 1995, 1994 and 1993
       Consolidated Statements of Shareholder's
          Equity--Years ended December 31, 1995,
          1994 and 1993
       Consolidated Statements of Cash Flows--
          Years Ended December 31,
          1995, 1994 and 1993
       Notes to Consolidated Financial Statements--
          December 31, 1995
       Schedule I-Summary of Investments-Other than
          Investments in Related Parties--December 31,
          1995
        Schedule III--Supplementary Insurance Information--
         Years Ended December 31, 1995, 1994 and 1993
        Schedule IV-Reinsurance--Years ended December 31,
         1995, 1994 and 1993
        Schedule V-Valuation and Qualifying Accounts--
         Years ended December 31, 1995, 1994, and 1993
        Report of Ernst & Young LLP, Independent Auditors

The following Statutory Financial Statements and Schedules of Lincoln National Life Insurance Company are included in Part B of this Registration Statement:

Balance Sheets -- Years ended December 31, 1996 and 1995
Statements of Income -- Years ended December 31, 1996, 1995 and 1994
Statements of Capital and Surplus -- Years ended December 31, 1996, 1995 and
1994
Notes to Financial Statements -- December 31, 1996
Supplemental Schedule of Selected Statutory Basis Financial Data -- December 31, 1996
Report of Ernst & Young LLP, Independent Auditors

(b) LIST OF EXHIBITS


Exhibit Number       Exhibit Name
--------------       -------------

      3              Custodian Agreement
      4(a)(i)        Contract

      6              Sales and Administrative Services Agreement

      9(d)           Services Agreement between Lincoln National
                     Life Insurance Company, Delaware Management
                     Holding Companies, Inc. and Delaware Services Company Inc. dated August 15, 1996.

     13              Consent of Ernst & Young LLP,
                     Independent Auditors

     17              Financial Data Schedule

     19(a)           Organizational Chart of the
                     Lincoln National Insurance Holding
                     Company System

       (b)           Books and Records

       (d)           Power of Attorney - O. Douglas Worthington

Item 29.

                DIRECTORS AND OFFICERS OF THE INSURANCE COMPANY

                                                                  Positions and
Name and Principal        Positions and Offices                   Offices with
Business Address          with Insurance Company                  Registrant
----------------          ----------------------                  ----------

JON A. BOSCIA*            President, Chief
                          Executive Officer
                          (formerly Chief Operating
                          Officer)

THOMAS L. CLAGG*          Vice President and Associate
                          General Counsel

CAROLYN P. BRODY*         Vice President

KELLY D. CLEVENGER*       Vice President
                          Chairman and Member

JEFFREY K. DELLINGER*    Vice President

JACK D. HUNTER**         Executive Vice President
                         and General Counsel,
                         Lincoln National
                         Corporation and The Lincoln
                         National Life Insurance Company

DONALD E. KELLER*        Vice President

H. THOMAS MCMEEKIN*      Director

REED P. MILLER*          Vice President

STEPHEN H. LEWIS*        Senior Vice President;
                         President, Lincoln Financial
                         Group (formerly Lincoln
                         National Sales Corporation)

IAN M. ROLLAND**         Director

KEITH J. RYAN*           Assistant Treasurer,
                         Vice President and Chief
                         Financial Officer

CYNTHIA A. ROSE**        Secretary,                        Secretary
                         The Lincoln National
                         Life Insurance Company and
                         Lincoln National Corporation

LAWRENCE T.  ROWLAND***  Executive Vice President and
                         Director

RICHARD C. VAUGHAN**     Director

JANET C. WHITNEY**       Vice President and                Vice President and
                         Treasurer, Lincoln                Treasurer
                         National Corporation and
                         The Lincoln National
                         Life Insurance Company


O. DOUGLAS WORTHINGTON*  Vice President, Controller
                         and Assistant Treasurer

Footnotes:

*    Principal business address is 1300 S. Clinton Street, Fort Wayne, Indiana
     46802
**   Principal business address is 200 E. Berry Street, Fort Wayne, Indiana
     46802
*** Principal business address is 1700 Magnavox Way, One Reinsurance Place, Fort Wayne,

        Indiana 46804

This list is also designed to satisfy the requirements of Item 33.


Item 30.

     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

See Exhibit 19(a): Organizational Chart of the Lincoln National Insurance Holding Company System. The Fund is a segregated account established pursuant to Indiana Law, and thus does not appear on the Chart.


Item 31.
                   NUMBER OF CONTRACTOWNERS

As of March 31, 1997, there were 8,979 group contractowners of qualified contracts. The Fund does not offer non-qualified contracts.

Item 32.
                   INDEMNIFICATION--UNDERTAKING

(a) Brief description of indemnification provisions.

    See prior filings.

(b) Undertaking pursuant to Rule 484 of Regulation C under the
    Securities Act of 1933:

    See prior filings.


Item 33.  Business and Other Connections of Investment Adviser.

The Lincoln National Life Insurance Company (Lincoln Life), the Investment Adviser, is principally engaged in the sale of life insurance, annuities, and related products and services, and is a professional reinsurer.

Information concerning other activities of certain directors and officers of Lincoln Life is set out in item 29 above.

Item 34.  Principal Underwriters

(a) Lincoln Life also currently serves as Principal Underwriter for Lincoln National Variable Annuity Fund A (Individual), and Lincoln National Variable Annuity Account C; and is the Sponsor of Lincoln National Flexible Premium Variable Life Accounts D, F, G, J, and K and Lincoln National Variable Annuity Accounts E, H, L, 50, 51 and 52.

(b) Not Applicable.

Item 35.  Location of Accounts and Records

Exhibit 19(b) incorporated by reference herein, in response to this Item.


Item 36.  Management Services

See Exhibit 9(d): Services Agreement between Lincoln National Life Insurance Company, Delaware Management Holding Companies, Inc. and Delaware Services Company Inc. dated August 15, 1996.

Item 37.  Undertakings

(a) Not Applicable.

(b) See prior filings.

(c) See prior filings.

(d) Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Lincoln National Life Insurance Company.

                                  SIGNATURES

     (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 30th day of April, 1997.


                                     LINCOLN NATIONAL VARIABLE ANNUITY
                                     FUND A (Group)

                                     By /s/ Kelly D. Clevenger
                                        ----------------------------------------
                                        Kelly D. Clevenger, Chairperson
                                        Board of Managers
                                        (Signature and Title)

                                     By THE LINCOLN NATIONAL LIFE
                                        INSURANCE COMPANY (Lincoln Life)
                                        (Depositor)

                                     By /s/ Jon A. Boscia
                                        ----------------------------------------
                                        Jon A. Boscia
                                        Chief Executive Officer
                                        (Name and title of officer of Depositor)

     (b) As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Jon A. Boscia                President, Chief Executive       April 30, 1997
----------------------------     Officer and Director
Jon A. Boscia                    (Principal Executive Officer)


/s/ Ian M. Rolland               Director                         April 30, 1997
----------------------------
Ian M. Rolland


                                 Executive Vice President         ______________
----------------------------     and Director
Lawrence T. Rowland


/s/ Richard C. Vaughan           Director                         April 30, 1997
----------------------------
Richard C. Vaughan


/s/ H. Thomas McMeekin           Director                         April 30, 1997
----------------------------
H. Thomas McMeekin


/s/ Keith J. Ryan                Vice President, Assistant        April 30, 1997
----------------------------     Treasurer, and Chief
Keith J. Ryan                    Financial Officer
                                 (Principal Financial Officer)


***                              Controller and Assistant         April 30, 1997
----------------------------     Treasurer (Principal
O. Douglas Worthington           Accounting Officer)


/s/ Jack D. Hunter               Director                         April 30, 1997
----------------------------
Jack D. Hunter

***By /s/ Jeremy Sachs
      ----------------------, pursuant to a Power of Attorney filed with this
      Jeremy Sachs            Post-Effective Amendment No. 52 to the
                              Registration Statement.